UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

John R. Greed

Senior Executive Vice President and

Chief Financial Officer

Mutual of America Life Insurance Company

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.7%)
Amazon.com, Inc.*	33,979	11,434,613
AutoNation, Inc.*	5,939	316,133
AutoZone, Inc.*	3,110	1,670,381
Bed Bath & Beyond, Inc.*	19,943	1,372,078
Best Buy Co., Inc.	24,525	647,705
BorgWarner, Inc.	20,809	1,279,129
Cablevision Systems Corp. Cl A	20,251	341,634
CarMax, Inc.*	20,383	953,924
Carnival Corp.	38,967	1,475,291
CBS Corp. Cl B	50,347	3,111,445
Chipotle Mexican Grill, Inc.*	2,734	1,553,049
Coach, Inc.	25,034	1,243,188
Comcast Corp. Cl A	238,082	11,908,862
D.R. Horton, Inc.	26,978	584,074
Darden Restaurants, Inc.	11,901	604,095
Delphi Automotive PLC	25,102	1,703,422
DIRECTV*	43,278	3,307,305
Discovery Communications, Inc. Cl A*	20,253	1,674,923
Disney (Walt) Co.	148,831	11,916,898
Dollar General Corp.*	27,086	1,502,731
Dollar Tree, Inc.*	19,475	1,016,206
Expedia, Inc.	9,653	699,843
Family Dollar Stores, Inc.	8,751	507,646
Ford Motor Co.	357,241	5,572,960
Fossil Group, Inc.*	4,219	491,978
GameStop Corp. Cl A	10,880	447,168
Gannett Co., Inc.	20,263	559,259
Gap, Inc.	24,812	993,969
Garmin Ltd.	10,829	598,411
General Motors Co.	118,146	4,066,585
Genuine Parts Co.	14,337	1,245,168
Goodyear Tire & Rubber Co.	23,024	601,617
Graham Hldgs. Co. Cl B	403	283,611
H&R Block, Inc.	24,905	751,882
Harley-Davidson, Inc.	20,036	1,334,598
Harman Int’l. Industries, Inc.	5,948	632,867
Hasbro, Inc.	10,709	595,635
Home Depot, Inc.	129,042	10,211,093
International Game Technology	23,079	324,491
Interpublic Group of Cos., Inc.	39,443	676,053
Johnson Controls, Inc.	59,830	2,831,156
Kohl’s Corp.	18,420	1,046,256
L Brands, Inc.	22,032	1,250,757
Leggett & Platt, Inc.	12,669	413,516
Lennar Corp. Cl A	16,529	654,879
Lowe’s Cos., Inc.	96,324	4,710,244
Macy’s, Inc.	33,904	2,010,168
Marriott International, Inc. Cl A	20,264	1,135,189
Mattel, Inc.	30,380	1,218,542
McDonald’s Corp.	90,416	8,863,480
Michael Kors Hldgs. Ltd.*	16,616	1,549,774
Mohawk Industries, Inc.*	5,671	771,143
Netflix, Inc.*	5,463	1,923,140
Newell Rubbermaid, Inc.	25,463	761,344
News Corp. Cl A*	46,078	793,463
NIKE, Inc. Cl B	67,940	5,018,048
Nordstrom, Inc.	12,990	811,226

O’Reilly Automotive, Inc.*	9,781	1,451,403
Omnicom Group, Inc.	24,143	1,752,782
PetSmart, Inc.	9,845	678,222
Priceline Group Inc.*	4,805	5,727,031
Pulte Homes, Inc.	32,028	614,617
PVH Corp.	7,318	913,067
Ralph Lauren Corp.	5,428	873,528
Ross Stores, Inc.	19,814	1,417,692
Scripps Networks Interactive, Inc. Cl A	10,420	790,982
Staples, Inc.	60,542	686,546
Starbucks Corp.	67,689	4,967,019
Starwood Hotels & Resorts	17,767	1,414,253
Target Corp.	58,470	3,538,020
Tiffany & Co.	10,131	872,786
Time Warner Cable, Inc.	25,817	3,541,576
Time Warner, Inc.	82,837	5,411,741
TJX Cos., Inc.	66,117	4,009,996
Tractor Supply Co.	12,433	878,143
TripAdvisor, Inc.*	10,395	941,683
Twenty-First Century Fox, Inc. Cl A	176,781	5,651,689
Urban Outfitters, Inc.*	9,932	362,220
V.F. Corp.	31,677	1,960,173
Viacom, Inc. Cl B	36,706	3,119,643
Whirlpool Corp.	7,018	1,048,910
Wyndham Worldwide Corp.	11,762	861,331
Wynn Resorts Ltd.	7,555	1,678,343
Yum! Brands, Inc.	40,979	3,089,407

		184,227,048

CONSUMER STAPLES (9.4%)
Altria Group, Inc.	183,780	6,878,885
Archer-Daniels-Midland Co.	61,243	2,657,334
Avon Products, Inc.	40,401	591,471
Beam, Inc.	15,433	1,285,569
Brown-Forman Corp. Cl B	14,517	1,302,030
Campbell Soup Co.	16,425	737,154
Clorox Co.	11,970	1,053,480
Coca-Cola Co.	346,093	13,379,955
Coca-Cola Enterprises, Inc.	21,679	1,035,389
Colgate-Palmolive Co.	81,221	5,268,806
ConAgra Foods, Inc.	38,482	1,194,096
Constellation Brands, Inc. Cl A*	15,373	1,306,244
Costco Wholesale Corp.	40,771	4,553,305
CVS Caremark Corp.	107,511	8,048,273
Dr. Pepper Snapple Group, Inc.	18,204	991,390
Estee Lauder Cos., Inc. Cl A	23,982	1,603,916
General Mills, Inc.	56,173	2,910,885
Hershey Co.	14,100	1,472,040
Hormel Foods Corp.	12,426	612,229
J.M. Smucker Co.	9,588	932,337
Kellogg Co.	23,411	1,468,104
Keurig Green Mountain, Inc.	11,956	1,262,434
Kimberly-Clark Corp.	34,786	3,835,157
Kraft Foods Group, Inc.	55,169	3,094,981
Kroger Co.	47,955	2,093,236
Lorillard, Inc.	33,142	1,792,319
McCormick & Co., Inc.	12,177	873,578
Mead Johnson Nutrition Co.	18,601	1,546,487
Molson Coors Brewing Co. Cl B	14,401	847,643
Mondelez International, Inc. Cl A	158,309	5,469,576
Monster Beverage Corp.*	12,724	883,682
PepsiCo, Inc.	139,832	11,675,972
Philip Morris Int’l., Inc.	145,650	11,924,366
Proctor & Gamble Co.	247,660	19,961,396
Reynolds American, Inc.	29,214	1,560,612
Safeway, Inc.	21,601	797,941

Sysco Corp.	54,146	1,956,295
Tyson Foods, Inc. Cl A	24,321	1,070,367
Wal-Mart Stores, Inc.	146,526	11,198,982
Walgreen Co.	79,846	5,272,231
Whole Foods Market, Inc.	34,111	1,729,769

		148,129,916

ENERGY (9.8%)
Anadarko Petroleum Corp.	46,434	3,935,746
Apache Corp.	35,947	2,981,804
Baker Hughes, Inc.	40,573	2,638,056
Cabot Oil & Gas Corp.	40,227	1,362,891
Cameron International Corp.*	19,862	1,226,876
Chesapeake Energy Corp.	47,960	1,228,735
Chevron Corp.	174,157	20,709,009
ConocoPhillips	112,271	7,898,265
CONSOL Energy, Inc.	20,234	808,348
Denbury Resources, Inc.	32,984	540,938
Devon Energy Corp.	35,148	2,352,456
Diamond Offshore Drilling, Inc.	6,126	298,704
Ensco PLC Cl A	20,655	1,090,171
EOG Resources, Inc.	24,767	4,858,542
EQT Corp.	13,946	1,352,344
Exxon Mobil Corp.	394,748	38,558,985
FMC Technologies, Inc.*	21,462	1,122,248
Halliburton Co.	77,717	4,576,754
Helmerich & Payne, Inc.	9,244	994,285
Hess Corp.	24,882	2,062,220
Kinder Morgan, Inc.	63,354	2,058,371
Marathon Oil Corp.	62,612	2,223,978
Marathon Petroleum Corp.	26,906	2,341,898
Murphy Oil Corp.	15,723	988,348
Nabors Industries Ltd.	22,491	554,403
National Oilwell Varco, Inc.	39,959	3,111,607
Newfield Exploration Co.*	11,961	375,097
Noble Corp. PLC	22,050	721,917
Noble Energy, Inc.	33,146	2,354,692
Occidental Petroleum Corp.	72,593	6,917,387
Peabody Energy Corp.	24,781	404,922
Phillips 66	54,809	4,223,582
Pioneer Natural Resources Co.	13,403	2,508,237
QEP Resources, Inc.	16,365	481,786
Range Resources Corp.	15,381	1,276,162
Rowan Companies PLC Cl A*	11,183	376,643
Schlumberger Ltd.	119,411	11,642,573
Southwestern Energy Co.*	31,475	1,448,165
Spectra Energy Corp.	61,975	2,289,356
Tesoro Corp.	12,753	645,174
Transocean Ltd.	30,398	1,256,653
Valero Energy Corp.	49,114	2,607,953
Williams Cos., Inc.	64,849	2,631,572
WPX Energy, Inc.*	1	18

		154,037,871

FINANCIALS (15.9%)
ACE Ltd.	30,896	3,060,558
Aflac, Inc.	43,107	2,717,465
Allstate Corp.	40,885	2,313,273
American Express Co.	82,990	7,471,590
American Int’l. Group, Inc.	133,727	6,687,687
American Tower Corp.	36,494	2,987,764
Ameriprise Financial, Inc.	16,992	1,870,309
Aon PLC	27,338	2,304,047
Apartment Investment & Management Co. Cl A	13,639	412,171
Assurant, Inc.	6,576	427,177
AvalonBay Communities, Inc.	11,352	1,490,745
Bank of America Corp.	965,289	16,602,971

Bank of New York Mellon Corp.	103,675	3,658,691
BB&T Corp.	62,947	2,528,581
Berkshire Hathaway, Inc. Cl B*	164,415	20,546,943
BlackRock, Inc.	11,416	3,590,104
Boston Properties, Inc.	14,016	1,605,252
Capital One Financial Corp.	52,320	4,037,011
CBRE Group, Inc.*	25,306	694,144
Charles Schwab Corp.	106,749	2,917,450
Chubb Corp.	22,902	2,045,149
Cincinnati Financial Corp.	13,536	658,662
Citigroup, Inc.	277,349	13,201,812
CME Group, Inc.	28,622	2,118,314
Comerica, Inc.	15,503	803,055
Crown Castle International Corp.	31,541	2,327,095
Discover Financial Svcs.	42,886	2,495,536
E*Trade Financial Corp.*	24,969	574,786
Equity Residential	31,714	1,839,095
Fifth Third Bancorp	74,461	1,708,880
Franklin Resources, Inc.	36,299	1,966,680
General Growth Pptys., Inc.	49,393	1,086,646
Genworth Financial, Inc. Cl A*	42,802	758,879
Goldman Sachs Group, Inc.	38,612	6,326,576
Hartford Financial Svcs. Group, Inc.	41,133	1,450,761
HCP, Inc.	43,145	1,673,595
Health Care REIT, Inc.	27,564	1,642,814
Host Hotels & Resorts, Inc.	70,874	1,434,490
Hudson City Bancorp, Inc.	42,688	419,623
Huntington Bancshares, Inc.	73,541	733,204
IntercontinentalExchange Group	10,658	2,108,472
Invesco Ltd.	38,068	1,408,516
JPMorgan Chase & Co.	345,887	20,998,800
KeyCorp	78,040	1,111,290
Kimco Realty Corp.	38,332	838,704
Legg Mason, Inc.	9,196	450,972
Leucadia National Corp.	28,268	791,504
Lincoln National Corp.	23,448	1,188,110
Loews Corp.	28,259	1,244,809
M&T Bank Corp.	11,711	1,420,544
Marsh & McLennan Cos., Inc.	49,808	2,455,534
McGraw-Hill Financial, Inc.	25,554	1,949,770
MetLife, Inc.	102,623	5,418,494
Moody’s Corp.	17,145	1,359,941
Morgan Stanley	125,026	3,897,060
Nasdaq OMX Group, Inc.	11,423	421,966
Northern Trust Corp.	19,284	1,264,259
People’s United Financial, Inc.	27,888	414,695
Plum Creek Timber Co., Inc.	16,381	688,657
PNC Financial Svcs. Grp., Inc.	48,781	4,243,947
Principal Financial Grp., Inc.	24,766	1,138,988
Progressive Corp.	49,728	1,204,412
ProLogis, Inc.	46,157	1,884,590
Prudential Financial, Inc.	42,290	3,579,849
Public Storage	13,381	2,254,565
Regions Financial Corp.	122,294	1,358,686
Simon Property Group, Inc.	29,261	4,798,804
SLM Corp.	37,842	926,372
State Street Corp.	39,425	2,742,009
SunTrust Banks, Inc.	46,845	1,863,963
T. Rowe Price Group, Inc.	23,351	1,922,955
The Macerich Co.	12,952	807,298
Torchmark Corp.	8,093	636,919
Travelers Cos., Inc.	32,456	2,762,006
U.S. Bancorp	166,471	7,134,947
Unum Group	23,464	828,514
Ventas, Inc.	28,200	1,708,074

Vornado Realty Trust	16,083	1,585,141
Wells Fargo & Co.	437,359	21,754,237
Weyerhaeuser Co.	55,044	1,615,541
XL Group PLC	25,009	781,531
Zions Bancorporation	16,928	524,429

		250,679,459

HEALTH CARE (13.0%)
Abbott Laboratories	142,809	5,499,575
AbbVie, Inc.	145,094	7,457,832
Actavis PLC*	15,912	3,275,485
Aetna, Inc.	31,716	2,377,749
Agilent Technologies, Inc.	30,256	1,691,916
Alexion Pharmaceuticals, Inc.*	18,070	2,748,989
Allergan, Inc.	27,695	3,436,950
AmerisourceBergen Corp.	21,988	1,442,193
Amgen, Inc.	69,590	8,583,231
Bard (C.R.), Inc.	7,096	1,050,066
Baxter International, Inc.	49,409	3,635,514
Becton, Dickinson & Co.	17,900	2,095,732
Biogen Idec, Inc.*	21,593	6,604,651
Boston Scientific Corp.*	122,678	1,658,607
Bristol-Myers Squibb Co.	150,153	7,800,448
Cardinal Health, Inc.	32,417	2,268,542
CareFusion Corp.*	19,119	768,966
Celgene Corp.*	37,086	5,177,206
Cerner Corp.*	27,640	1,554,750
CIGNA Corp.	24,987	2,092,162
Covidien PLC	41,733	3,074,053
DaVita HealthCare Partners, Inc.*	15,966	1,099,259
DENTSPLY International, Inc.	12,903	594,054
Edwards Lifesciences Corp.*	9,893	733,764
Express Scripts Hldg. Co.*	72,114	5,415,040
Forest Laboratories, Inc.*	22,465	2,072,846
Gilead Sciences, Inc.*	140,504	9,956,113
Hospira, Inc.*	15,477	669,380
Humana, Inc.	13,296	1,498,725
Intuitive Surgical, Inc.*	3,454	1,512,817
Johnson & Johnson	258,738	25,415,834
Laboratory Corp. of America Hldgs.*	7,784	764,467
Lilly (Eli) & Co.	90,002	5,297,518
McKesson Corp.	21,032	3,713,620
Medtronic, Inc.	92,186	5,673,126
Merck & Co., Inc.	268,596	15,248,195
Mylan, Inc.*	34,998	1,708,952
Patterson Cos., Inc.	7,557	315,580
PerkinElmer, Inc.	10,197	459,477
Perrigo Co. PLC	12,743	1,970,832
Pfizer, Inc.	582,198	18,700,200
Quest Diagnostics, Inc.	12,923	748,500
Regeneron Pharmaceuticals, Inc.*	7,490	2,249,097
St. Jude Medical, Inc.	25,947	1,696,674
Stryker Corp.	26,945	2,195,209
Tenet Healthcare Corp.*	8,867	379,596
Thermo Fisher Scientific, Inc.	35,918	4,318,780
UnitedHealth Group, Inc.	90,352	7,407,960
Varian Medical Systems, Inc.*	9,617	807,732
Vertex Pharmaceuticals, Inc.*	22,934	1,621,892
Waters Corp.*	7,993	866,521
WellPoint, Inc.	25,799	2,568,290
Zimmer Hldgs., Inc.	15,683	1,483,298
Zoetis, Inc.	45,801	1,325,481

		204,783,446

INDUSTRIALS (10.4%)
3M Co.	57,111	7,747,678
Allegion PLC*	8,244	430,089

AMETEK, Inc.	22,496	1,158,319
Boeing Co.	62,471	7,839,486
Caterpillar, Inc.	58,200	5,783,334
Cintas Corp.	9,216	549,366
CSX Corp.	91,793	2,659,243
Cummins, Inc.	15,553	2,317,241
Danaher Corp.	54,973	4,122,975
Deere & Co.	33,939	3,081,661
Delta Air Lines, Inc.	80,629	2,793,795
Dover Corp.	15,446	1,262,711
Dun & Bradstreet Corp.	3,377	335,505
Eaton Corp. PLC	43,000	3,230,160
Emerson Electric Co.	62,692	4,187,826
Equifax, Inc.	11,240	764,657
Expeditors Int’l. of Wash.	19,053	755,070
Fastenal Co.	25,018	1,233,888
FedEx Corp.	25,392	3,365,964
Flowserve Corp.	12,548	983,010
Fluor Corp.	14,448	1,123,043
General Dynamics Corp.	30,272	3,297,226
General Electric Co.	919,111	23,795,784
Grainger (W.W.), Inc.	5,617	1,419,191
Honeywell International, Inc.	71,797	6,659,890
Illinois Tool Works, Inc.	36,033	2,930,564
Ingersoll-Rand PLC	23,025	1,317,951
Iron Mountain, Inc.	15,601	430,120
Jacobs Engineering Group, Inc.*	11,782	748,157
Joy Global, Inc.	9,100	527,800
Kansas City Southern	9,939	1,014,374
L-3 Communications Hldgs., Inc.	7,914	935,039
Lockheed Martin Corp.	24,662	4,025,825
Masco Corp.	34,025	755,695
Nielsen Hldgs. N.V.	26,368	1,176,804
Norfolk Southern Corp.	27,939	2,714,833
Northrop Grumman Corp.	19,993	2,466,736
PACCAR, Inc.	31,812	2,145,401
Pall Corp.	9,877	883,695
Parker Hannifin Corp.	13,379	1,601,600
Pentair Ltd.	17,971	1,425,819
Pitney Bowes, Inc.	18,337	476,579
Precision Castparts Corp.	13,330	3,369,291
Quanta Services, Inc.*	19,366	714,605
Raytheon Co.	29,698	2,933,865
Republic Services, Inc.	24,289	829,712
Robert Half Int’l., Inc.	12,367	518,796
Robinson (C.H.) Worldwide, Inc.	13,845	725,340
Rockwell Automation, Inc.	12,501	1,557,000
Rockwell Collins, Inc.	12,394	987,430
Roper Industries, Inc.	9,149	1,221,483
Ryder System, Inc.	4,862	388,571
Snap-on, Inc.	5,297	601,104
Southwest Airlines Co.	65,901	1,555,923
Stanley Black & Decker, Inc.	14,346	1,165,469
Stericycle, Inc.*	7,938	901,916
Textron, Inc.	25,541	1,003,506
The ADT Corp.	16,360	489,982
Tyco International Ltd.	42,989	1,822,734
Union Pacific Corp.	41,690	7,823,545
United Parcel Service, Inc. Cl B	65,569	6,385,109
United Technologies Corp.	76,862	8,980,556
Waste Management, Inc.	39,761	1,672,745
Xylem, Inc.	17,290	629,702

		162,752,488

INFORMATION TECHNOLOGY (18.0%)
Accenture Ltd. Cl A	58,164	4,636,834

Adobe Systems, Inc.*	42,821	2,815,053
Akamai Technologies, Inc.*	16,171	941,314
Alliance Data Systems Corp.*	4,716	1,284,874
Altera Corp.	28,262	1,024,215
Amphenol Corp. Cl A	14,413	1,320,951
Analog Devices, Inc.	27,048	1,437,331
Apple, Inc.	81,474	43,730,350
Applied Materials, Inc.	110,618	2,258,820
Autodesk, Inc.*	20,902	1,027,960
Automatic Data Processing, Inc.	44,817	3,462,561
Broadcom Corp. Cl A	48,968	1,541,513
CA, Inc.	29,539	914,823
Cisco Systems, Inc.	467,724	10,481,695
Citrix Systems, Inc.*	16,393	941,450
Cognizant Technology Solutions*	57,615	2,915,895
Computer Sciences Corp.	13,178	801,486
Corning, Inc.	124,837	2,599,106
eBay, Inc.*	106,429	5,879,138
Electronic Arts, Inc.*	28,266	819,997
EMC Corp.	181,944	4,987,085
F5 Networks, Inc.*	6,658	709,943
Facebook, Inc. Cl A*	156,039	9,399,789
Fidelity Nat’l. Information Svcs., Inc.	26,220	1,401,459
First Solar, Inc.*	6,453	450,355
Fiserv, Inc.*	23,257	1,318,439
FLIR Systems, Inc.	12,601	453,636
Google, Inc. Cl A*	25,784	28,736,526
Harris Corp.	9,647	705,775
Hewlett-Packard Co.	173,099	5,601,484
Int’l. Business Machines Corp.	88,999	17,131,418
Intel Corp.	454,140	11,721,353
Intuit, Inc.	26,231	2,038,936
Jabil Circuit, Inc.	17,246	310,428
Juniper Networks, Inc.*	45,684	1,176,820
KLA-Tencor Corp.	14,738	1,018,985
Lam Research Corp.*	14,134	777,370
Linear Technology Corp.	20,976	1,021,321
LSI Corp.	52,297	578,928
MasterCard, Inc. Cl A	93,226	6,963,982
Microchip Technology, Inc.	17,772	848,791
Micron Technology, Inc.*	99,296	2,349,343
Microsoft Corp.	689,948	28,280,969
Motorola Solutions, Inc.	20,130	1,294,158
NetApp, Inc.	29,906	1,103,531
NVIDIA Corp.	49,426	885,220
Oracle Corp.	316,310	12,940,242
Paychex, Inc.	29,451	1,254,613
QUALCOMM, Inc.	154,462	12,180,873
Red Hat, Inc.*	17,465	925,296
Salesforce.com, inc.*	53,008	3,026,227
SanDisk Corp.	20,597	1,672,270
Seagate Technology PLC	28,419	1,596,011
Symantec Corp.	63,167	1,261,445
TE Connectivity Ltd.	36,175	2,178,097
Teradata Corp.*	13,892	683,347
Texas Instruments, Inc.	99,031	4,669,312
Total System Services, Inc.	14,981	455,572
VeriSign, Inc.*	12,187	657,001
Visa, Inc. Cl A	46,299	9,994,102
Western Digital Corp.	18,769	1,723,370
Western Union Co.	49,556	810,736

Xerox Corp.	98,787	1,116,293
Xilinx, Inc.	23,541	1,277,570
Yahoo!, Inc.*	86,784	3,115,546

		283,639,333

MATERIALS (3.4%)
Air Products & Chemicals, Inc.	19,161	2,280,925
Airgas, Inc.	6,055	644,918
Alcoa, Inc.	98,865	1,272,393
Allegheny Technologies, Inc.	9,296	350,273
Avery Dennison Corp.	8,783	445,035
Ball Corp.	13,084	717,134
Bemis Co., Inc.	9,427	369,915
CF Industries Hldgs., Inc.	5,109	1,331,610
Cliffs Natural Resources, Inc.	13,621	278,686
Dow Chemical Co.	108,982	5,295,435
Du Pont (E.I.) de Nemours & Co.	84,424	5,664,850
Eastman Chemical Co.	13,737	1,184,267
Ecolab, Inc.	24,893	2,688,195
FMC Corp.	12,216	935,257
Freeport-McMoRan Copper & Gold, Inc.	94,406	3,122,006
Int’l. Flavors & Fragrances, Inc.	7,493	716,855
International Paper Co.	41,155	1,888,191
LyondellBasell Inds. N.V. Cl A	39,511	3,514,108
MeadWestvaco Corp.	16,197	609,655
Monsanto Co.	48,437	5,510,678
Newmont Mining Corp.	49,474	1,159,671
Nucor Corp.	28,024	1,416,333
Owens-Illinois, Inc.*	15,070	509,818
PPG Industries, Inc.	12,811	2,478,416
Praxair, Inc.	27,155	3,556,490
Sealed Air Corp.	18,009	591,956
Sherwin-Williams Co.	7,932	1,563,635
Sigma-Aldrich Corp.	11,192	1,045,109
The Mosaic Co.	30,890	1,544,500
United States Steel Corp.	11,937	329,581
Vulcan Materials Co.	12,022	798,862

		53,814,757

TELECOMMUNICATION SERVICES (2.4%)
AT&T, Inc.	475,592	16,679,012
CenturyLink, Inc.	52,644	1,728,829
Frontier Communications Corp.	85,841	489,294
Verizon Communications, Inc.	377,551	17,960,101
Windstream Hldgs., Inc.	54,861	452,055

		37,309,291

UTILITIES (3.1%)
AES Corp.	60,103	858,271
AGL Resources, Inc.	11,218	549,233
Ameren Corp.	22,965	946,158
American Electric Power Co., Inc.	46,250	2,343,025
CenterPoint Energy, Inc.	39,902	945,278
CMS Energy Corp.	24,907	729,277
Consolidated Edison, Inc.	28,196	1,512,715
Dominion Resources, Inc.	53,638	3,807,762
DTE Energy Co.	16,482	1,224,448
Duke Energy Corp.	64,528	4,595,684
Edison International	29,334	1,660,598
Entergy Corp.	16,240	1,085,644
Exelon Corp.	75,244	2,525,189
FirstEnergy Corp.	37,542	1,277,554
Integrys Energy Group, Inc.	7,393	440,992
NextEra Energy, Inc.	40,499	3,872,514
NiSource, Inc.	29,157	1,035,948
Northeast Utilities	29,536	1,343,888
NRG Energy, Inc.	29,595	941,121
ONEOK, Inc.	19,030	1,127,528
Pepco Hldgs., Inc.	23,403	479,293
PG&E Corp.	42,292	1,827,014
Pinnacle West Capital Corp.	10,430	570,104
PPL Corp.	59,070	1,957,580

Public Svc. Enterprise Group, Inc.	46,609	1,777,667
SCANA Corp.	13,105	672,549
Sempra Energy	20,962	2,028,283
Southern Co.	81,105	3,563,754
TECO Energy, Inc.	19,213	329,503
Wisconsin Energy Corp.	20,965	975,921
Xcel Energy, Inc.	47,161	1,431,808

		48,436,303

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $953,218,161) 97.1%		1,527,809,912

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.10	04/24/14	3,000,000	2,999,799
U.S. Treasury Bill (1)	A-1+	0.03	04/10/14	2,000,000	1,999,986

					4,999,785

COMMERCIAL PAPER (2.3%)
Coca-Cola Co.†	A-1+	0.11	04/25/14	500,000	499,963
General Electric Capital Corp.	A-1+	0.11	05/14/14	5,000,000	4,999,343
General Electric Capital Corp.	A-1+	0.10	06/24/14	2,500,000	2,499,417
General Re Corp.	A-1+	0.08	05/13/14	3,000,000	2,999,720
Honeywell International†	A-1	0.10	04/28/14	2,000,000	1,999,850
PepsiCo, Inc.†	A-1	0.06	05/12/14	9,500,000	9,499,351
Private Export Funding Corp.†	A-1	0.10	04/17/14	1,500,000	1,499,933
San Diego Gas & Electric Co.†	A-1	0.08	04/01/14	4,000,000	4,000,000
Toyota Motor Credit Corp.	A-1+	0.10	04/14/14	4,000,000	3,999,856
Toyota Motor Credit Corp.	A-1+	0.10	04/15/14	3,000,000	2,999,883
Toyota Motor Credit Corp.	A-1+	0.10	04/21/14	1,500,000	1,499,917

					36,497,233

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $41,497,018) 2.6%					41,497,018

TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 0.1%					750,000

TOTAL INVESTMENTS (Cost: $995,465,179) 99.8%					1,570,056,930

OTHER NET ASSETS 0.2%					2,783,749

NET ASSETS 100.0%					$1,572,840,679

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.9%)
Amazon.com, Inc.*	4,037	1,358,531
AutoNation, Inc.*	707	37,634
AutoZone, Inc.*	370	198,727
Bed Bath & Beyond, Inc.*	2,371	163,125
Best Buy Co., Inc.	2,913	76,932
BorgWarner, Inc.	2,475	152,138
Cablevision Systems Corp. Cl A	2,408	40,623
CarMax, Inc.*	2,425	113,490
Carnival Corp.	4,637	175,557
CBS Corp. Cl B	5,974	369,193
Chipotle Mexican Grill, Inc.*	325	184,616
Coach, Inc.	2,972	147,590
Comcast Corp. Cl A	28,281	1,414,616
D.R. Horton, Inc.	3,194	69,150
Darden Restaurants, Inc.	1,411	71,622
Delphi Automotive PLC	2,983	202,426
DIRECTV*	5,141	392,875
Discovery Communications, Inc. Cl A*	2,406	198,976
Disney (Walt) Co.	17,679	1,415,558
Dollar General Corp.*	3,215	178,368
Dollar Tree, Inc.*	2,316	120,849
Expedia, Inc.	1,145	83,013
Family Dollar Stores, Inc.	1,039	60,272
Ford Motor Co.	42,427	661,861
Fossil Group, Inc.*	502	58,538
GameStop Corp. Cl A	1,287	52,896
Gannett Co., Inc.	2,407	66,433
Gap, Inc.	2,943	117,897
Garmin Ltd.	1,287	71,120
General Motors Co.	14,014	482,362
Genuine Parts Co.	1,702	147,819
Goodyear Tire & Rubber Co.	2,737	71,518
Graham Hldgs. Co. Cl B	48	33,780
H&R Block, Inc.	2,956	89,242
Harley-Davidson, Inc.	2,382	158,665
Harman Int’l. Industries, Inc.	705	75,012
Hasbro, Inc.	1,271	70,693
Home Depot, Inc.	15,336	1,213,538
International Game Technology	2,743	38,567
Interpublic Group of Cos., Inc.	4,687	80,335
Johnson Controls, Inc.	7,107	336,303
Kohl’s Corp.	2,188	124,278
L Brands, Inc.	2,619	148,681
Leggett & Platt, Inc.	1,505	49,123
Lennar Corp. Cl A	1,958	77,576
Lowe’s Cos., Inc.	11,441	559,465
Macy’s, Inc.	4,031	238,998
Marriott International, Inc. Cl A	2,407	134,840
Mattel, Inc.	3,608	144,717
McDonald’s Corp.	10,741	1,052,940
Michael Kors Hldgs. Ltd.*	1,978	184,488
Mohawk Industries, Inc.*	673	91,515
Netflix, Inc.*	649	228,467
Newell Rubbermaid, Inc.	3,022	90,358
News Corp. Cl A*	5,492	94,572
NIKE, Inc. Cl B	8,071	596,124
Nordstrom, Inc.	1,544	96,423

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

O’Reilly Automotive, Inc.*	1,164	172,726
Omnicom Group, Inc.	2,862	207,781
PetSmart, Inc.	1,169	80,532
Priceline Group Inc.*	570	679,377
Pulte Homes, Inc.	3,788	72,692
PVH Corp.	871	108,675
Ralph Lauren Corp.	645	103,800
Ross Stores, Inc.	2,353	168,357
Scripps Networks Interactive, Inc. Cl A	1,236	93,825
Staples, Inc.	7,156	81,149
Starbucks Corp.	8,022	588,654
Starwood Hotels & Resorts	2,110	167,956
Target Corp.	6,942	420,060
Tiffany & Co.	1,203	103,638
Time Warner Cable, Inc.	3,069	421,005
Time Warner, Inc.	9,829	642,129
TJX Cos., Inc.	7,860	476,709
Tractor Supply Co.	1,479	104,462
TripAdvisor, Inc.*	1,232	111,607
Twenty-First Century Fox, Inc. Cl A	21,025	672,169
Urban Outfitters, Inc.*	1,180	43,035
V.F. Corp.	3,767	233,102
Viacom, Inc. Cl B	4,363	370,811
Whirlpool Corp.	834	124,650
Wyndham Worldwide Corp.	1,398	102,376
Wynn Resorts Ltd.	897	199,269
Yum! Brands, Inc.	4,866	366,848

		21,882,419

CONSUMER STAPLES (5.6%)
Altria Group, Inc.	21,842	817,546
Archer-Daniels-Midland Co.	7,278	315,792
Avon Products, Inc.	4,795	70,199
Beam, Inc.	1,833	152,689
Brown-Forman Corp. Cl B	1,726	154,805
Campbell Soup Co.	1,951	87,561
Clorox Co.	1,424	125,326
Coca-Cola Co.	41,111	1,589,351
Coca-Cola Enterprises, Inc.	2,576	123,030
Colgate-Palmolive Co.	9,650	625,996
ConAgra Foods, Inc.	4,580	142,117
Constellation Brands, Inc. Cl A*	1,827	155,240
Costco Wholesale Corp.	4,847	541,313
CVS Caremark Corp.	12,763	955,438
Dr. Pepper Snapple Group, Inc.	2,165	117,906
Estee Lauder Cos., Inc. Cl A	2,844	190,207
General Mills, Inc.	6,679	346,106
Hershey Co.	1,675	174,870
Hormel Foods Corp.	1,476	72,723
J.M. Smucker Co.	1,140	110,854
Kellogg Co.	2,780	174,334
Keurig Green Mountain, Inc.	1,419	149,832
Kimberly-Clark Corp.	4,139	456,325
Kraft Foods Group, Inc.	6,554	367,679
Kroger Co.	5,698	248,718
Lorillard, Inc.	3,942	213,183
McCormick & Co., Inc.	1,446	103,736
Mead Johnson Nutrition Co.	2,212	183,906
Molson Coors Brewing Co. Cl B	1,712	100,768
Mondelez International, Inc. Cl A	18,789	649,160
Monster Beverage Corp.*	1,510	104,870
PepsiCo, Inc.	16,606	1,386,601

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Philip Morris Int’l., Inc.	17,319	1,417,907
Proctor & Gamble Co.	29,419	2,371,171
Reynolds American, Inc.	3,472	185,474
Safeway, Inc.	2,566	94,788
Sysco Corp.	6,431	232,352
Tyson Foods, Inc. Cl A	2,888	127,101
Wal-Mart Stores, Inc.	17,417	1,331,181
Walgreen Co.	9,485	626,295
Whole Foods Market, Inc.	4,051	205,426

		17,599,876

ENERGY (5.8%)
Anadarko Petroleum Corp.	5,516	467,536
Apache Corp.	4,275	354,611
Baker Hughes, Inc.	4,822	313,526
Cabot Oil & Gas Corp.	4,779	161,913
Cameron International Corp.*	2,362	145,901
Chesapeake Energy Corp.	5,699	146,008
Chevron Corp.	20,686	2,459,772
ConocoPhillips	13,341	938,539
CONSOL Energy, Inc.	2,405	96,080
Denbury Resources, Inc.	3,918	64,255
Devon Energy Corp.	4,170	279,098
Diamond Offshore Drilling, Inc.	728	35,497
Ensco PLC Cl A	2,454	129,522
EOG Resources, Inc.	2,940	576,740
EQT Corp.	1,656	160,582
Exxon Mobil Corp.	46,945	4,585,583
FMC Technologies, Inc.*	2,555	133,601
Halliburton Co.	9,231	543,614
Helmerich & Payne, Inc.	1,100	118,316
Hess Corp.	2,960	245,325
Kinder Morgan, Inc.	7,537	244,877
Marathon Oil Corp.	7,449	264,588
Marathon Petroleum Corp.	3,196	278,180
Murphy Oil Corp.	1,870	117,548
Nabors Industries Ltd.	2,679	66,037
National Oilwell Varco, Inc.	4,748	369,727
Newfield Exploration Co.*	1,419	44,500
Noble Corp. PLC	2,621	85,812
Noble Energy, Inc.	3,940	279,898
Occidental Petroleum Corp.	8,623	821,686
Peabody Energy Corp.	2,940	48,040
Phillips 66	6,518	502,277
Pioneer Natural Resources Co.	1,592	297,927
QEP Resources, Inc.	1,945	57,261
Range Resources Corp.	1,824	151,337
Rowan Companies PLC Cl A*	1,329	44,761
Schlumberger Ltd.	14,184	1,382,940
Southwestern Energy Co.*	3,744	172,261
Spectra Energy Corp.	7,371	272,285
Tesoro Corp.	1,516	76,694
Transocean Ltd.	3,611	149,279
Valero Energy Corp.	5,851	310,688
Williams Cos., Inc.	7,691	312,101

		18,306,723

FINANCIALS (9.5%)
ACE Ltd.	3,676	364,145
Aflac, Inc.	5,125	323,080
Allstate Corp.	4,847	274,243
American Express Co.	9,880	889,496
American Int’l. Group, Inc.	15,884	794,359

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

American Tower Corp.	4,333	354,743
Ameriprise Financial, Inc.	2,020	222,341
Aon PLC	3,251	273,994
Apartment Investment & Management Co. Cl A	1,622	49,017
Assurant, Inc.	781	50,734
AvalonBay Communities, Inc.	1,350	177,282
Bank of America Corp.	114,662	1,972,186
Bank of New York Mellon Corp.	12,315	434,596
BB&T Corp.	7,482	300,552
Berkshire Hathaway, Inc. Cl B*	19,540	2,441,914
BlackRock, Inc.	1,358	427,064
Boston Properties, Inc.	1,666	190,807
Capital One Financial Corp.	6,214	479,472
CBRE Group, Inc.*	3,004	82,400
Charles Schwab Corp.	12,680	346,544
Chubb Corp.	2,725	243,343
Cincinnati Financial Corp.	1,607	78,197
Citigroup, Inc.	32,945	1,568,182
CME Group, Inc.	3,404	251,930
Comerica, Inc.	1,844	95,519
Crown Castle International Corp.	3,757	277,191
Discover Financial Svcs.	5,115	297,642
E*Trade Financial Corp.*	2,956	68,047
Equity Residential	3,768	218,506
Fifth Third Bancorp	8,853	203,176
Franklin Resources, Inc.	4,310	233,516
General Growth Pptys., Inc.	5,862	128,964
Genworth Financial, Inc. Cl A*	5,086	90,175
Goldman Sachs Group, Inc.	4,571	748,958
Hartford Financial Svcs. Group, Inc.	4,887	172,364
HCP, Inc.	5,127	198,876
Health Care REIT, Inc.	3,273	195,071
Host Hotels & Resorts, Inc.	8,423	170,482
Hudson City Bancorp, Inc.	5,074	49,877
Huntington Bancshares, Inc.	8,732	87,058
IntercontinentalExchange Group	1,267	250,651
Invesco Ltd.	4,522	167,314
JPMorgan Chase & Co.	41,086	2,494,331
KeyCorp	9,283	132,190
Kimco Realty Corp.	4,555	99,663
Legg Mason, Inc.	1,094	53,650
Leucadia National Corp.	3,358	94,024
Lincoln National Corp.	2,783	141,015
Loews Corp.	3,356	147,832
M&T Bank Corp.	1,391	168,728
Marsh & McLennan Cos., Inc.	5,922	291,955
McGraw-Hill Financial, Inc.	3,040	231,952
MetLife, Inc.	12,190	643,632
Moody’s Corp.	2,038	161,654
Morgan Stanley	14,797	461,222
Nasdaq OMX Group, Inc.	1,356	50,091
Northern Trust Corp.	2,297	150,591
People’s United Financial, Inc.	3,318	49,339
Plum Creek Timber Co., Inc.	1,948	81,894
PNC Financial Svcs. Grp., Inc.	5,794	504,078
Principal Financial Grp., Inc.	2,944	135,395
Progressive Corp.	5,912	143,189
ProLogis, Inc.	5,490	224,157
Prudential Financial, Inc.	5,023	425,197
Public Storage	1,591	268,068
Regions Financial Corp.	14,540	161,539

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Simon Property Group, Inc.	3,476	570,064
SLM Corp.	4,496	110,062
State Street Corp.	4,683	325,703
SunTrust Banks, Inc.	5,578	221,949
T. Rowe Price Group, Inc.	2,775	228,521
The Macerich Co.	1,542	96,113
Torchmark Corp.	962	75,709
Travelers Cos., Inc.	3,857	328,231
U.S. Bancorp	19,774	847,514
Unum Group	2,787	98,409
Ventas, Inc.	3,351	202,970
Vornado Realty Trust	1,911	188,348
Wells Fargo & Co.	51,951	2,584,043
Weyerhaeuser Co.	6,538	191,890
XL Group PLC	2,972	92,875
Zions Bancorporation	2,013	62,363

		29,784,158

HEALTH CARE (7.7%)
Abbott Laboratories	16,963	653,245
AbbVie, Inc.	17,235	885,879
Actavis PLC*	1,891	389,262
Aetna, Inc.	3,767	282,412
Agilent Technologies, Inc.	3,588	200,641
Alexion Pharmaceuticals, Inc.*	2,147	326,623
Allergan, Inc.	3,290	408,289
AmerisourceBergen Corp.	2,612	171,321
Amgen, Inc.	8,271	1,020,145
Bard (C.R.), Inc.	845	125,043
Baxter International, Inc.	5,863	431,400
Becton, Dickinson & Co.	2,127	249,029
Biogen Idec, Inc.*	2,565	784,557
Boston Scientific Corp.*	14,577	197,081
Bristol-Myers Squibb Co.	17,836	926,580
Cardinal Health, Inc.	3,853	269,633
CareFusion Corp.*	2,273	91,420
Celgene Corp.*	4,406	615,078
Cerner Corp.*	3,284	184,725
CIGNA Corp.	2,968	248,511
Covidien PLC	4,958	365,206
DaVita HealthCare Partners, Inc.*	1,899	130,746
DENTSPLY International, Inc.	1,535	70,671
Edwards Lifesciences Corp.*	1,177	87,298
Express Scripts Hldg. Co.*	8,565	643,146
Forest Laboratories, Inc.*	2,673	246,638
Gilead Sciences, Inc.*	16,690	1,182,653
Hospira, Inc.*	1,846	79,840
Humana, Inc.	1,582	178,323
Intuitive Surgical, Inc.*	411	180,014
Johnson & Johnson	30,702	3,015,857
Laboratory Corp. of America Hldgs.*	927	91,041
Lilly (Eli) & Co.	10,691	629,272
McKesson Corp.	2,500	441,425
Medtronic, Inc.	10,962	674,601
Merck & Co., Inc.	31,906	1,811,304
Mylan, Inc.*	4,157	202,986
Patterson Cos., Inc.	899	37,542
PerkinElmer, Inc.	1,211	54,568
Perrigo Co. PLC	1,515	234,310
Pfizer, Inc.	69,157	2,221,323
Quest Diagnostics, Inc.	1,536	88,965
Regeneron Pharmaceuticals, Inc.*	887	266,348

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

St. Jude Medical, Inc.	3,085	201,728
Stryker Corp.	3,200	260,704
Tenet Healthcare Corp.*	1,053	45,079
Thermo Fisher Scientific, Inc.	4,272	513,665
UnitedHealth Group, Inc.	10,732	879,917
Varian Medical Systems, Inc.*	1,144	96,085
Vertex Pharmaceuticals, Inc.*	2,727	192,853
Waters Corp.*	948	102,773
WellPoint, Inc.	3,064	305,021
Zimmer Hldgs., Inc.	1,862	176,108
Zoetis, Inc.	5,433	157,231

		24,326,115

INDUSTRIALS (6.1%)
3M Co.	6,785	920,453
Allegion PLC*	979	51,074
AMETEK, Inc.	2,670	137,478
Boeing Co.	7,421	931,261
Caterpillar, Inc.	6,912	686,845
Cintas Corp.	1,094	65,213
CSX Corp.	10,904	315,889
Cummins, Inc.	1,846	275,036
Danaher Corp.	6,526	489,450
Deere & Co.	4,031	366,015
Delta Air Lines, Inc.	9,554	331,046
Dover Corp.	1,834	149,930
Dun & Bradstreet Corp.	402	39,939
Eaton Corp. PLC	5,101	383,187
Emerson Electric Co.	7,451	497,727
Equifax, Inc.	1,334	90,752
Expeditors Int’l. of Wash.	2,261	89,603
Fastenal Co.	2,972	146,579
FedEx Corp.	3,017	399,934
Flowserve Corp.	1,491	116,805
Fluor Corp.	1,715	133,307
General Dynamics Corp.	3,596	391,676
General Electric Co.	109,071	2,823,848
Grainger (W.W.), Inc.	667	168,524
Honeywell International, Inc.	8,513	789,666
Illinois Tool Works, Inc.	4,277	347,848
Ingersoll-Rand PLC	2,738	156,723
Iron Mountain, Inc.	1,855	51,142
Jacobs Engineering Group, Inc.*	1,396	88,646
Joy Global, Inc.	1,081	62,698
Kansas City Southern	1,181	120,533
L-3 Communications Hldgs., Inc.	940	111,061
Lockheed Martin Corp.	2,930	478,293
Masco Corp.	4,023	89,351
Nielsen Hldgs. N.V.	3,135	139,915
Norfolk Southern Corp.	3,317	322,313
Northrop Grumman Corp.	2,373	292,781
PACCAR, Inc.	3,770	254,249
Pall Corp.	1,174	105,038
Parker Hannifin Corp.	1,589	190,219
Pentair Ltd.	2,135	169,391
Pitney Bowes, Inc.	2,179	56,632
Precision Castparts Corp.	1,583	400,119
Quanta Services, Inc.*	2,302	84,944
Raytheon Co.	3,528	348,531
Republic Services, Inc.	2,884	98,517
Robert Half Int’l., Inc.	1,471	61,708
Robinson (C.H.) Worldwide, Inc.	1,646	86,234

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Rockwell Automation, Inc.	1,484	184,832
Rockwell Collins, Inc.	1,473	117,354
Roper Industries, Inc.	1,086	144,992
Ryder System, Inc.	577	46,114
Snap-on, Inc.	629	71,379
Southwest Airlines Co.	7,811	184,418
Stanley Black & Decker, Inc.	1,706	138,595
Stericycle, Inc.*	943	107,144
Textron, Inc.	3,032	119,127
The ADT Corp.	1,941	58,133
Tyco International Ltd.	5,102	216,325
Union Pacific Corp.	4,949	928,729
United Parcel Service, Inc. Cl B	7,779	757,519
United Technologies Corp.	9,126	1,066,282
Waste Management, Inc.	4,720	198,570
Xylem, Inc.	2,053	74,770

		19,322,406

INFORMATION TECHNOLOGY (10.7%)
Accenture Ltd. Cl A	6,911	550,945
Adobe Systems, Inc.*	5,079	333,893
Akamai Technologies, Inc.*	1,916	111,530
Alliance Data Systems Corp.*	561	152,844
Altera Corp.	3,353	121,513
Amphenol Corp. Cl A	1,711	156,813
Analog Devices, Inc.	3,213	170,739
Apple, Inc.	9,678	5,194,565
Applied Materials, Inc.	13,139	268,298
Autodesk, Inc.*	2,482	122,065
Automatic Data Processing, Inc.	5,323	411,255
Broadcom Corp. Cl A	5,815	183,056
CA, Inc.	3,513	108,798
Cisco Systems, Inc.	55,597	1,245,929
Citrix Systems, Inc.*	1,949	111,931
Cognizant Technology Solutions*	6,841	346,223
Computer Sciences Corp.	1,567	95,305
Corning, Inc.	14,829	308,740
eBay, Inc.*	12,643	698,399
Electronic Arts, Inc.*	3,362	97,532
EMC Corp.	21,620	592,604
F5 Networks, Inc.*	791	84,344
Facebook, Inc. Cl A*	18,536	1,116,609
Fidelity Nat’l. Information Svcs., Inc.	3,119	166,711
First Solar, Inc.*	766	53,459
Fiserv, Inc.*	2,763	156,634
FLIR Systems, Inc.	1,496	53,856
Google, Inc. Cl A*	3,063	3,413,744
Harris Corp.	1,147	83,915
Hewlett-Packard Co.	20,561	665,354
Int’l. Business Machines Corp.	10,571	2,034,812
Intel Corp.	53,945	1,392,320
Intuit, Inc.	3,120	242,518
Jabil Circuit, Inc.	2,052	36,936
Juniper Networks, Inc.*	5,410	139,362
KLA-Tencor Corp.	1,751	121,064
Lam Research Corp.*	1,678	92,290
Linear Technology Corp.	2,490	121,238
LSI Corp.	6,209	68,734
MasterCard, Inc. Cl A	11,026	823,642
Microchip Technology, Inc.	2,110	100,774
Micron Technology, Inc.*	11,768	278,431
Microsoft Corp.	81,955	3,359,335

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Motorola Solutions, Inc.	2,391	153,717
NetApp, Inc.	3,552	131,069
NVIDIA Corp.	5,868	105,096
Oracle Corp.	37,573	1,537,111
Paychex, Inc.	3,500	149,100
QUALCOMM, Inc.	18,347	1,446,844
Red Hat, Inc.*	2,073	109,828
Salesforce.com, inc.*	6,304	359,895
SanDisk Corp.	2,446	198,591
Seagate Technology PLC	3,372	189,372
Symantec Corp.	7,504	149,855
TE Connectivity Ltd.	4,295	258,602
Teradata Corp.*	1,648	81,065
Texas Instruments, Inc.	11,763	554,625
Total System Services, Inc.	1,783	54,221
VeriSign, Inc.*	1,447	78,008
Visa, Inc. Cl A	5,499	1,187,014
Western Digital Corp.	2,233	205,034
Western Union Co.	5,889	96,344
Xerox Corp.	11,740	132,662
Xilinx, Inc.	2,793	151,576
Yahoo!, Inc.*	10,308	370,057

		33,688,745

MATERIALS (2.0%)
Air Products & Chemicals, Inc.	2,275	270,816
Airgas, Inc.	721	76,794
Alcoa, Inc.	11,742	151,120
Allegheny Technologies, Inc.	1,103	41,561
Avery Dennison Corp.	1,044	52,899
Ball Corp.	1,552	85,065
Bemis Co., Inc.	1,121	43,988
CF Industries Hldgs., Inc.	607	158,208
Cliffs Natural Resources, Inc.	1,625	33,248
Dow Chemical Co.	12,935	628,512
Du Pont (E.I.) de Nemours & Co.	10,027	672,812
Eastman Chemical Co.	1,630	140,522
Ecolab, Inc.	2,961	319,758
FMC Corp.	1,452	111,165
Freeport-McMoRan Copper & Gold, Inc.	11,222	371,112
Int’l. Flavors & Fragrances, Inc.	891	85,242
International Paper Co.	4,892	224,445
LyondellBasell Inds. N.V. Cl A	4,697	417,751
MeadWestvaco Corp.	1,924	72,419
Monsanto Co.	5,763	655,657
Newmont Mining Corp.	5,874	137,687
Nucor Corp.	3,320	167,793
Owens-Illinois, Inc.*	1,791	60,590
PPG Industries, Inc.	1,521	294,253
Praxair, Inc.	3,226	422,509
Sealed Air Corp.	2,137	70,243
Sherwin-Williams Co.	942	185,696
Sigma-Aldrich Corp.	1,329	124,102
The Mosaic Co.	3,664	183,200
United States Steel Corp.	1,424	39,317
Vulcan Materials Co.	1,428	94,891

		6,393,375

TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	56,492	1,981,174
CenturyLink, Inc.	6,248	205,184
Frontier Communications Corp.	10,197	58,123
Verizon Communications, Inc.	44,904	2,136,083

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Windstream Hldgs., Inc.	6,513	53,667

		4,434,231

UTILITIES (1.8%)
AES Corp.	7,139	101,945
AGL Resources, Inc.	1,333	65,264
Ameren Corp.	2,728	112,394
American Electric Power Co., Inc.	5,493	278,275
CenterPoint Energy, Inc.	4,735	112,172
CMS Energy Corp.	2,959	86,640
Consolidated Edison, Inc.	3,354	179,942
Dominion Resources, Inc.	6,378	452,774
DTE Energy Co.	1,957	145,386
Duke Energy Corp.	7,665	545,901
Edison International	3,493	197,739
Entergy Corp.	1,930	129,021
Exelon Corp.	8,952	300,429
FirstEnergy Corp.	4,457	151,672
Integrys Energy Group, Inc.	879	52,432
NextEra Energy, Inc.	4,811	460,028
NiSource, Inc.	3,467	123,183
Northeast Utilities	3,510	159,705
NRG Energy, Inc.	3,515	111,777
ONEOK, Inc.	2,263	134,083
Pepco Hldgs., Inc.	2,781	56,955
PG&E Corp.	5,024	217,037
Pinnacle West Capital Corp.	1,240	67,778
PPL Corp.	7,012	232,378
Public Svc. Enterprise Group, Inc.	5,540	211,296
SCANA Corp.	1,557	79,905
Sempra Energy	2,490	240,932
Southern Co.	9,635	423,362
TECO Energy, Inc.	2,283	39,153
Wisconsin Energy Corp.	2,492	116,003
Xcel Energy, Inc.	5,603	170,107

		5,755,668

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $131,001,696) 57.5%		181,493,716

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill (1)	A-1+	0.05	05/08/14	3,500,000	3,499,820
U.S. Treasury Bill (1)	A-1+	0.06	04/24/14	200,000	199,993

					3,699,813

COMMERCIAL PAPER (0.3%)
General Electric Capital Corp.	A-1+	0.10	06/24/14	800,000	799,813

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $4,499,626) 1.5%					4,499,626

TOTAL INDEXED ASSETS (Cost: $135,501,322) 59.0%					185,993,342

				Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.7%)
Aeropostale, Inc.*				39,932	200,458
Amazon.com, Inc.*				2,475	832,887
American Axle & Mfg. Hldgs., Inc.*				11,976	221,796
AutoZone, Inc.*				659	353,949

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Bally Technologies, Inc.*	4,290	284,298
Bassett Furniture Industries, Inc.	28,053	416,587
Brunswick Corp.	2,725	123,415
Carmike Cinemas, Inc.*	6,582	196,539
Deckers Outdoor Corp.*	10,192	812,608
Diamond Resorts Int’l., Inc.*	20,174	341,949
Discovery Communications, Inc. Cl A*	3,838	317,403
Disney (Walt) Co.	11,399	912,718
Dollar Tree, Inc.*	2,799	146,052
Drew Industries, Inc.	4,753	257,613
Ford Motor Co.	16,682	260,239
General Motors Co.	8,119	279,456
Haverty Furniture Cos., Inc.	10,357	307,603
Home Depot, Inc.	7,734	611,991
Houghton Mifflin Harcourt Co.*	22,164	450,594
HSN, Inc.	3,082	184,088
Johnson Controls, Inc.	4,165	197,088
Macy’s, Inc.	7,974	472,778
McDonald’s Corp.	6,515	638,665
MDC Hldgs., Inc.	9,730	275,164
Pep Boys - Manny, Moe & Jack*	9,586	121,934
Popeyes Louisiana Kitchen, Inc.*	14,569	592,084
Red Robin Gourmet Burgers, Inc.*	4,435	317,901
Rent-A-Center, Inc.	6,793	180,694
Rentrak Corp.*	720	43,402
Ruby Tuesday, Inc.*	30,179	169,304
Shutterfly, Inc.*	10,288	439,092
Sotheby’s	3,147	137,052
Starbucks Corp.	8,369	614,117
Steve Madden Ltd.*	8,349	300,397
Target Corp.	7,835	474,096
The Men’s Wearhouse, Inc.	2,364	115,789
Time Warner Cable, Inc.	4,260	584,387
Time Warner, Inc.	7,168	468,285
TJX Cos., Inc.	5,518	334,667
ValueVision Media, Inc. Cl A*	13,160	63,958
Viacom, Inc. Cl B	5,089	432,514
Wolverine World Wide, Inc.	15,531	443,410

		14,929,021

CONSUMER STAPLES (2.6%)
Boston Beer Co., Inc. Cl A*	310	75,866
Coca-Cola Co.	10,875	420,428
Colgate-Palmolive Co.	6,058	392,982
Constellation Brands, Inc. Cl A*	6,487	551,200
Crimson Wine Group Ltd.*	28,435	251,650
Darling International, Inc.*	10,000	200,200
Estee Lauder Cos., Inc. Cl A	5,842	390,713
Farmer Brothers Co.*	12,648	249,166
Hain Celestial Group, Inc.*	3,002	274,593
Mead Johnson Nutrition Co.	2,439	202,778
Mondelez International, Inc. Cl A	8,942	308,946
PepsiCo, Inc.	7,058	589,343
Philip Morris Int’l., Inc.	4,716	386,099
Proctor & Gamble Co.	12,315	992,589
Spectrum Brands Hldgs., Inc.	2,710	215,987
Susser Hldgs. Corp.*	8,571	535,430
Sysco Corp.	8,709	314,656
The Pantry, Inc.*	17,460	267,836
TreeHouse Foods, Inc.*	1,903	136,997
Tyson Foods, Inc. Cl A	7,359	323,870
Vector Group Ltd.	8,996	193,774

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Village Super Market, Inc. Cl A	6,104	161,146
Wal-Mart Stores, Inc.	9,917	757,956

		8,194,205

ENERGY (3.2%)
American Eagle Energy Corp.*	6,883	49,213
Anadarko Petroleum Corp.	5,557	471,011
Apache Corp.	3,762	312,058
Basic Energy Services, Inc.*	3,120	85,519
Carrizo Oil and Gas, Inc.*	8,492	453,982
Chevron Corp.	5,030	598,117
Emerald Oil, Inc.*	22,778	153,068
Endeavour International Corp.*	44,490	144,593
Energy XXI (Bermuda) Ltd.	20,627	486,178
EOG Resources, Inc.	2,722	533,975
Exxon Mobil Corp.	20,307	1,983,588
Gulf Coast Ultra Deep Royalty Trust*	64,939	198,064
Halliburton Co.	12,513	736,891
Helix Energy Solutions Group*	7,349	168,880
Hess Corp.	3,637	301,435
Kodiak Oil & Gas Corp.*	12,574	152,648
National Oilwell Varco, Inc.	5,629	438,330
Noble Energy, Inc.	9,632	684,257
Occidental Petroleum Corp.	5,923	564,403
PBF Energy, Inc.	21,980	567,084
Range Resources Corp.	3,158	262,019
Sanchez Energy Corp.*	5,048	149,572
Saratoga Resources, Inc.*	30,668	41,402
Synergy Resources Corp.*	8,781	94,396
Targa Resources Corp.	2,636	261,649
Western Refining, Inc.	5,599	216,121

		10,108,453

FINANCIALS (7.5%)
Agree Realty Corp.	2,037	61,945
Alexander’s, Inc.	290	104,687
American Assets Trust, Inc.	5,550	187,257
American Int’l. Group, Inc.	11,571	578,666
AmREIT, Inc. Cl B	7,691	127,440
Aon PLC	3,670	309,308
Ashford Hospitality Prime, Inc	4,411	66,694
Ashford Hospitality Trust, Inc.	17,333	195,343
Aspen Insurance Hldgs. Ltd.	5,265	209,021
BancFirst Corp.	3,883	219,894
Bank of America Corp.	41,917	720,972
Bank of Marin Bancorp	2,699	121,509
Banner Corp.	6,374	262,673
Berkshire Hathaway, Inc. Cl B*	4,705	587,984
Brookline Bancorp, Inc.	24,072	226,758
Bryn Mawr Bank Corp.	6,860	197,088
Capital One Financial Corp.	11,278	870,210
Cash America Int’l., Inc.	5,229	202,467
Chatham Lodging Trust	9,036	182,708
Chesapeake Lodging Trust	10,921	280,997
Citigroup, Inc.	11,032	525,123
Columbia Banking System, Inc.	5,287	150,785
Comerica, Inc.	7,965	412,587
Customers Bancorp, Inc.*	8,007	167,106
Dime Community Bancshares	11,283	191,585
Eagle Bancorp, Inc.*	4,028	145,411
EastGroup Properties, Inc.	2,076	130,601
Ellington Financial LLC	19,157	456,320
Endurance Specialty Hldgs. Ltd.	3,022	162,674

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Enterprise Financial Svcs. Corp.	6,800	136,476
Equity Lifestyle Properties, Inc.	4,470	181,706
Essent Group Ltd.*	7,225	162,274
FBR & Co.*	3,650	94,280
FelCor Lodging Trust, Inc.	37,930	342,887
Financial Engines, Inc.*	1,828	92,826
First Interstate BancSytem, Inc.	10,511	296,620
Flushing Financial Corp.	7,095	149,492
Forest City Enterprises, Inc. Cl A*	17,693	337,936
Franklin Resources, Inc.	4,390	237,850
Geo Group, Inc.	4,399	141,824
Glacier Bancorp, Inc.	12,013	349,218
Goldman Sachs Group, Inc.	3,872	634,427
Hanmi Financial Corp.	3,751	87,398
Health Insurance Innovations, Inc. Cl A*	10,466	108,218
Highwoods Properties, Inc.	7,934	304,745
Investors Bancorp, Inc.	10,609	293,233
iShares Micro-Cap ETF	3,175	245,428
iShares Russell 2000 ETF	1,100	127,974
iShares Russell 2000 Growth ETF	587	79,867
Janus Capital Group, Inc.	21,433	232,977
JPMorgan Chase & Co.	24,967	1,515,747
Marlin Business Svcs. Corp.	12,346	256,920
MB Financial, Inc.	9,831	304,368
Meadowbrook Insurance Group, Inc.	37,666	219,593
MetLife, Inc.	11,439	603,979
Mid-America Apt. Communities, Inc.	1,618	110,461
National Bank Hldgs. Corp. Cl A	10,157	203,851
Northfield Bancorp, Inc.	16,103	207,085
Parkway Properties, Inc.	6,454	117,786
Pennsylvania REIT	10,444	188,514
PHH Corp.*	7,629	197,133
PNC Financial Svcs. Grp., Inc.	4,940	429,780
Primerica, Inc.	3,970	187,027
PrivateBancorp, Inc.	9,234	281,729
ProAssurance Corp.	9,023	401,794
Prosperity Bancshares, Inc.	4,480	296,352
PS Business Parks, Inc.	2,154	180,117
S.Y. Bancorp, Inc.	9,068	286,912
Sabra Health Care REIT, Inc.	7,819	218,072
Select Income REIT	11,767	356,187
Silvercrest Asset Mgmt. Group, Inc. Cl A	1,210	22,131
Simon Property Group, Inc.	4,069	667,316
Sovran Self Storage, Inc.	1,431	105,107
Starwood Property Trust, Inc.	7,556	178,246
Stifel Financial Corp.*	4,797	238,699
SVB Financial Group*	4,005	515,764
Symetra Financial Corp.	18,685	370,337
Terreno Realty Corp.	6,139	116,088
Texas Capital Bancshares, Inc.*	3,695	239,953
UMB Financial Corp.	4,010	259,447
Urstadt Biddle Pptys., Inc. Cl A	6,149	127,038
ViewPoint Financial Group, Inc.	1,590	45,872
Wells Fargo & Co.	24,266	1,206,991
Westamerica Bancorporation	2,051	110,918
Zions Bancorporation	10,911	338,023

		23,798,806

HEALTH CARE (5.8%)
Abbott Laboratories	11,794	454,187
Abiomed, Inc.*	11,548	300,710
Acorda Therapeutics, Inc.*	3,663	138,864

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Align Technology, Inc.*	2,814	145,737
Alnylam Pharmaceuticals, Inc.*	3,045	204,441
AmerisourceBergen Corp.	1,763	115,635
Ani Pharmaceuticals, Inc.*	3,738	117,186
Anika Therapeutics, Inc.*	1,765	72,542
athenahealth, Inc.*	1,684	269,844
Biogen Idec, Inc.*	1,703	520,897
BioScrip, Inc.*	24,859	173,516
BioSpecifics Technologies Corp.*	4,262	110,471
Bruker Corp.*	6,413	146,152
Capital Senior Living Corp.*	2,573	66,872
Celgene Corp.*	5,277	736,669
Cepheid, Inc.*	3,522	181,665
Cerner Corp.*	3,154	177,413
Computer Programs & Systems, Inc.	3,234	208,916
Coronado Biosciences, Inc.*	9,900	19,602
Covidien PLC	4,346	320,126
Cubist Pharmaceuticals, Inc.*	4,319	315,935
Cyberonics, Inc.*	3,297	215,129
DexCom, Inc.*	10,038	415,172
Emergent Biosolutions, Inc.*	9,600	242,592
Ensign Group, Inc.	5,646	246,391
Exact Sciences Corp.*	12,562	178,004
Express Scripts Hldg. Co.*	4,906	368,392
Forest Laboratories, Inc.*	5,406	498,812
Gilead Sciences, Inc.*	11,494	814,465
GW Pharmaceuticals PLC ADR*	1,560	92,617
Harvard Bioscience, Inc.*	34,460	163,340
HeartWare International, Inc.*	1,074	100,720
Humana, Inc.	1,730	195,006
Insulet Corp.*	6,793	322,124
Intercept Pharmaceuticals, Inc.*	255	84,096
InterMune, Inc.*	2,745	91,875
Isis Pharmaceuticals, Inc.*	3,979	171,933
Karyopharm Therapeutics, Inc.*	2,910	89,890
Kindred Healthcare, Inc.	4,928	115,414
Mazor Robotics Ltd. ADR*	9,245	188,968
McKesson Corp.	2,122	374,682
Medicines Co.*	3,780	107,428
Medtronic, Inc.	4,750	292,315
Merck & Co., Inc.	17,492	993,021
Momenta Pharmaceuticals, Inc.*	5,155	60,056
MWI Veterinary Supply, Inc.*	1,550	241,211
Mylan, Inc.*	17,044	832,259
Neogen Corp.*	3,466	155,797
Omeros Corp.*	10,887	131,406
OSI Pharmaceuticals, Inc. - rights*	1,570	16
PAREXEL International Corp.*	6,101	330,003
Pfizer, Inc.	40,982	1,316,342
Pharmacyclics, Inc.*	1,855	185,908
Prestige Brands Hldgs., Inc.*	7,099	193,448
QLT, Inc.	46,178	256,750
Questcor Pharmaceuticals, Inc.	2,735	177,584
Repros Therapeutics, Inc.*	1,715	30,424
Salix Pharmaceuticals Ltd.*	910	94,285
Seattle Genetics, Inc.*	3,341	152,216
St. Jude Medical, Inc.	4,232	276,730
Stryker Corp.	5,568	453,625
Supernus Pharmaceuticals, Inc.*	78,603	702,711
Synageva BioPharma Corp.*	1,787	148,267
Team Health Hldgs., Inc.*	2,095	93,751

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

TearLab Corp.*	34,219	231,321
Thoratec Corp.*	2,359	84,476
UnitedHealth Group, Inc.	4,884	400,439
Universal American Corp.	11,188	79,099
Vascular Solutions, Inc.*	8,066	211,249
Vertex Pharmaceuticals, Inc.*	2,106	148,936
WellCare Health Plans, Inc.*	1,326	84,228

		18,232,303

INDUSTRIALS (5.1%)
Acuity Brands, Inc.	1,725	228,683
Alaska Air Group, Inc.	3,965	369,974
Allegiant Travel Co.	1,998	223,636
American Railcar Inds., Inc.	1,656	115,970
Astronics Corp.*	10,869	689,203
AZZ, Inc.	12,273	548,357
Beacon Roofing Supply, Inc.*	5,766	222,914
Blount International, Inc.*	17,055	202,955
Boeing Co.	8,402	1,054,367
CIRCOR International, Inc.	2,362	173,205
Corporate Executive Board Co.	4,324	320,971
Cummins, Inc.	4,266	635,591
Delta Air Lines, Inc.	9,680	335,412
Deluxe Corp.	3,273	171,734
Encore Wire Corp.	6,763	328,073
EnPro Industries, Inc.*	7,746	562,902
Expeditors Int’l. of Wash.	7,837	310,580
FedEx Corp.	4,275	566,694
General Electric Co.	37,205	963,237
Healthcare Svcs. Group, Inc.	10,073	292,721
Miller Industries, Inc.	18,498	361,266
Mueller Industries, Inc.	24,876	746,031
Mueller Water Product, Inc. Cl A	27,281	259,170
Old Dominion Freight Line, Inc.*	17,181	974,850
On Assignment, Inc.*	13,433	518,379
Orbital Sciences Corp.*	10,397	290,076
Precision Castparts Corp.	3,349	846,493
Raven Industries, Inc.	12,095	396,111
Roper Industries, Inc.	8,544	1,140,709
Steelcase, Inc.	7,560	125,572
Sun Hydraulics Corp.	6,728	291,390
SYNNEX Corp.*	3,280	198,801
Teledyne Technologies, Inc.*	3,036	295,494
The Advisory Board Co.*	3,161	203,094
Tyco International Ltd.	7,553	320,247
Union Pacific Corp.	2,988	560,728
USG Corp.*	5,677	185,751

		16,031,341

INFORMATION TECHNOLOGY (7.0%)
Analog Devices, Inc.	6,016	319,690
Anixter International, Inc.	5,461	554,401
Apple, Inc.	4,295	2,305,298
ARRIS Group, Inc.*	25,369	714,899
Aspen Technology, Inc.*	3,219	136,357
Automatic Data Processing, Inc.	5,099	393,949
Blucora, Inc.*	5,360	105,538
Brightcove, Inc.*	31,907	313,646
Broadcom Corp. Cl A	10,734	337,906
CalAmp Corp.*	11,963	333,409
Cavium, Inc.*	10,675	466,818
Cisco Systems, Inc.	22,656	507,721
Coherent, Inc.*	2,444	159,715

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

CommVault Systems, Inc.*	5,841	379,373
comScore, Inc.*	8,677	284,519
Conversant, Inc.*	7,382	207,803
Cornerstone OnDemand, Inc.*	3,468	166,013
CoStar Group, Inc.*	1,062	198,318
Electronics for Imaging, Inc.*	6,945	300,788
Emulex Corp.*	23,142	171,019
F5 Networks, Inc.*	1,456	155,253
Fabrinet*	4,220	87,649
FEI Company	2,185	225,099
Google, Inc. Cl A*	1,134	1,263,854
iGATE Corp.*	11,894	375,137
Imation Corp.*	27,788	160,337
Imperva, Inc.*	6,107	340,160
Informatica Corp.*	4,972	187,842
Int’l. Business Machines Corp.	4,287	825,205
Jive Software, Inc.*	8,576	68,694
KLA-Tencor Corp.	3,288	227,332
LogMeIn, Inc.*	12,856	577,106
MasterCard, Inc. Cl A	6,470	483,309
MAXIMUS, Inc.	8,955	401,721
Microsemi Corp.*	14,343	359,006
Microsoft Corp.	25,940	1,063,281
MKS Instruments, Inc.	5,519	164,963
Monolithic Power Systems, Inc.*	13,679	530,335
Nanometrics, Inc.*	20,311	364,988
NetApp, Inc.	1,578	58,228
Nova Measuring Instruments Ltd.*	8,590	96,208
Oracle Corp.	16,326	667,897
Proofpoint, Inc.*	14,090	522,457
PTC, Inc.*	6,927	245,424
QLIK Technologies, Inc.*	10,732	285,364
QUALCOMM, Inc.	9,230	727,878
Richardson Electronics Ltd.	36,260	390,158
Rogers Corp.*	5,619	350,738
Salesforce.com, inc.*	14,350	819,242
SunEdison, Inc.*	7,975	150,249
Synaptics, Inc.*	4,295	257,786
Teradata Corp.*	4,773	234,784
Texas Instruments, Inc.	7,484	352,871
TIBCO Software, Inc.*	6,851	139,212
Ultimate Software Group, Inc.*	1,029	140,973
Web.com Group, Inc.*	1,860	63,296
WEX, Inc.*	1,919	182,401
Yahoo!, Inc.*	8,872	318,505

		22,222,122

MATERIALS (1.9%)
A. Schulman, Inc.	6,515	236,234
Ball Corp.	6,764	370,735
Boise Cascade Co.*	3,277	93,853
CF Industries Hldgs., Inc.	1,241	323,454
Crown Hldgs., Inc.*	10,739	480,463
CVR Partners LP	14,188	300,644
Dow Chemical Co.	9,095	441,926
Eastman Chemical Co.	7,136	615,195
FMC Corp.	2,046	156,642
Freeport-McMoRan Copper & Gold, Inc.	9,277	306,790
Horsehead Hldg. Corp.*	10,673	179,520
Kaiser Aluminum Corp.	6,996	499,654
Kraton Performance Polymers, Inc.*	10,415	272,248
Louisiana-Pacific Corp.*	5,516	93,055

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

LSB Industries, Inc.*				4,185	156,603
McEwen Mining, Inc.*				12,903	30,580
Resolute Forest Products*				12,858	258,317
Schnitzer Steel Industries, Inc. Cl A				9,443	272,431
Silgan Hldgs., Inc.				6,241	309,054
Stepan Co.				3,641	235,063
U.S. Concrete, Inc.*				6,045	142,058
Universal Stainless & Alloy Products, Inc.*				2,234	75,442

					5,849,961

TELECOMMUNICATION SERVICES (0.5%)
AT&T, Inc.				21,988	771,119
Consolidated Comms. Hldgs., Inc.				13,721	274,558
IDT Corp. Cl B				7,113	118,503
Verizon Communications, Inc.				9,334	444,018

					1,608,198

UTILITIES (1.2%)
Ameren Corp.				2,498	102,918
Avista Corp.				11,531	353,425
Black Hills Corp.				3,668	211,460
Dominion Resources, Inc.				7,773	551,805
Edison International				4,496	254,519
Idacorp, Inc.				5,966	330,934
Northwest Natural Gas Co.				3,654	160,813
NorthWestern Corp.				5,428	257,450
PNM Resources, Inc.				9,870	266,786
Portland General Electric Co.				5,961	192,779
PPL Corp.				4,985	165,203
Public Svc. Enterprise Group, Inc.				8,757	333,992
Sempra Energy				4,089	395,652
UNS Energy Corp.				5,393	323,742

					3,901,478

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $87,647,756) 39.5%					124,875,888

ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (3)
Energy XXI (Bermuda) Ltd., 7.25%				556	141,787

TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.0% (3)					141,787

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.6%)
Toyota Motor Credit Corp.	A-1+	0.11	05/19/14	900,000	899,868
Toyota Motor Credit Corp.	A-1+	0.11	05/19/14	600,000	599,912
Toyota Motor Credit Corp.	A-1+	0.10	04/15/14	500,000	499,981

					1,999,761

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $1,999,761) 0.6%					1,999,761

TOTAL ACTIVE ASSETS (Cost: $89,703,117) 40.1%					127,017,436

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,272,100) 0.4%					1,272,100

TOTAL INVESTMENTS (Cost: $226,476,539) 99.5%					314,282,878

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

OTHER NET ASSETS 0.5%	1,426,889

NET ASSETS 100.0%	315,709,767

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.3%)
Aeropostale, Inc.*	115,930	581,969
Bassett Furniture Industries, Inc.	332,583	4,938,858
Deckers Outdoor Corp.*	45,830	3,654,026
Diamond Resorts Int’l., Inc.*	234,491	3,974,622
Houghton Mifflin Harcourt Co.*	158,202	3,216,247
Pep Boys - Manny, Moe & Jack*	111,170	1,414,082
Rent-A-Center, Inc.	81,349	2,163,883
Ruby Tuesday, Inc.*	350,720	1,967,539
Shutterfly, Inc.*	56,556	2,413,810
The Men’s Wearhouse, Inc.	27,561	1,349,938
ValueVision Media, Inc. Cl A*	154,080	748,829
Wolverine World Wide, Inc.	178,596	5,098,916

		31,522,719

CONSUMER STAPLES (3.0%)
Crimson Wine Group Ltd.*	319,731	2,829,619
Farmer Brothers Co.*	148,252	2,920,564
The Pantry, Inc.*	206,504	3,167,771
Vector Group Ltd.	107,317	2,311,608

		11,229,562

ENERGY (6.2%)
Carrizo Oil and Gas, Inc.*	101,265	5,413,627
Emerald Oil, Inc.*	264,866	1,779,900
Endeavour International Corp.*	521,883	1,696,120
Energy XXI (Bermuda) Ltd.	244,364	5,759,659
Gulf Coast Ultra Deep Royalty Trust*	715,942	2,183,623
Helix Energy Solutions Group*	88,177	2,026,307
PBF Energy, Inc.	167,216	4,314,173
Saratoga Resources, Inc.*	356,586	481,391

		23,654,800

FINANCIALS (36.1%)
Agree Realty Corp.	24,374	741,213
Alexander’s, Inc.	3,440	1,241,806
Ashford Hospitality Prime, Inc	52,638	795,887
Ashford Hospitality Trust, Inc.	206,867	2,331,391
Aspen Insurance Hldgs. Ltd.	62,380	2,476,486
BancFirst Corp.	45,957	2,602,545
Bank of Marin Bancorp	32,600	1,467,652
Banner Corp.	75,099	3,094,830
Brookline Bancorp, Inc.	294,597	2,775,104
Bryn Mawr Bank Corp.	82,808	2,379,074
Cash America Int’l., Inc.	59,376	2,299,039
Chatham Lodging Trust	107,799	2,179,696
Chesapeake Lodging Trust	132,737	3,415,323
Columbia Banking System, Inc.	62,195	1,773,801
Customers Bancorp, Inc.*	95,636	1,995,923
Dime Community Bancshares	132,752	2,254,129
Eagle Bancorp, Inc.*	47,338	1,708,902
EastGroup Properties, Inc.	23,800	1,497,258
Ellington Financial LLC	225,399	5,369,004
Enterprise Financial Svcs. Corp.	79,720	1,599,980
Equity Lifestyle Properties, Inc.	51,947	2,111,646
FBR & Co.*	41,524	1,072,565
FelCor Lodging Trust, Inc.	452,871	4,093,954
First Interstate BancSytem, Inc.	127,917	3,609,818
Flushing Financial Corp.	82,056	1,728,920
Forest City Enterprises, Inc. Cl A*	214,248	4,092,137
Geo Group, Inc.	51,568	1,662,552
Glacier Bancorp, Inc.	141,273	4,106,806

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Hanmi Financial Corp.	44,207	1,030,023
Highwoods Properties, Inc.	95,615	3,672,572
Investors Bancorp, Inc.	123,294	3,407,846
Janus Capital Group, Inc.	244,221	2,654,682
Marlin Business Svcs. Corp.	137,827	2,868,180
MB Financial, Inc.	117,452	3,636,314
Meadowbrook Insurance Group, Inc.	440,568	2,568,511
Mid-America Apt. Communities, Inc.	18,918	1,291,532
National Bank Hldgs. Corp. Cl A	110,505	2,217,835
Northfield Bancorp, Inc.	192,007	2,469,210
Parkway Properties, Inc.	76,989	1,405,049
Pennsylvania REIT	123,472	2,228,670
PHH Corp.*	89,408	2,310,303
PrivateBancorp, Inc.	108,758	3,318,207
ProAssurance Corp.	108,732	4,841,836
Prosperity Bancshares, Inc.	54,395	3,598,229
S.Y. Bancorp, Inc.	108,349	3,428,162
Select Income REIT	139,884	4,234,289
Sovran Self Storage, Inc.	17,091	1,255,334
SVB Financial Group*	46,230	5,953,499
Symetra Financial Corp.	222,707	4,414,053
Terreno Realty Corp.	72,670	1,374,190
UMB Financial Corp.	48,713	3,151,731
Urstadt Biddle Pptys., Inc. Cl A	74,959	1,548,653
ViewPoint Financial Group, Inc.	16,140	465,639
Westamerica Bancorporation	23,977	1,296,676

		137,118,666

HEALTH CARE (5.3%)
Ani Pharmaceuticals, Inc.*	43,433	1,361,625
Capital Senior Living Corp.*	29,836	775,438
Computer Programs & Systems, Inc.	37,896	2,448,082
Ensign Group, Inc.	22,203	968,939
Harvard Bioscience, Inc.*	346,235	1,641,154
Kindred Healthcare, Inc.	58,785	1,376,745
Prestige Brands Hldgs., Inc.*	83,493	2,275,184
QLT, Inc.	515,672	2,867,136
Supernus Pharmaceuticals, Inc.*	440,958	3,942,165
TearLab Corp.*	240,598	1,626,442
Universal American Corp.	132,999	940,303

		20,223,213

INDUSTRIALS (12.6%)
Alaska Air Group, Inc.	47,214	4,405,538
American Railcar Inds., Inc.	19,200	1,344,576
AZZ, Inc.	97,385	4,351,162
Blount International, Inc.*	198,013	2,356,355
Deluxe Corp.	38,563	2,023,401
Encore Wire Corp.	77,117	3,740,946
EnPro Industries, Inc.*	38,441	2,793,507
Miller Industries, Inc.	213,048	4,160,827
Mueller Industries, Inc.	269,326	8,077,082
Old Dominion Freight Line, Inc.*	132,359	7,510,049
Orbital Sciences Corp.*	124,313	3,468,333
Steelcase, Inc.	88,610	1,471,812
SYNNEX Corp.*	38,510	2,334,091

		48,037,679

INFORMATION TECHNOLOGY (9.8%)
Anixter International, Inc.	32,844	3,334,323
ARRIS Group, Inc.*	107,582	3,031,661
Blucora, Inc.*	62,920	1,238,895
Brightcove, Inc.*	68,625	674,584
CalAmp Corp.*	13,920	387,950

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Cavium, Inc.*				21,960	960,311
Coherent, Inc.*				28,848	1,885,217
CommVault Systems, Inc.*				19,966	1,296,792
Emulex Corp.*				267,831	1,979,271
Fabrinet*				49,550	1,029,154
iGATE Corp.*				12,440	392,358
Imation Corp.*				325,731	1,879,468
LogMeIn, Inc.*				59,150	2,655,244
Microsemi Corp.*				98,713	2,470,786
MKS Instruments, Inc.				65,304	1,951,937
Monolithic Power Systems, Inc.*				60,948	2,362,954
Nanometrics, Inc.*				117,043	2,103,263
Nova Measuring Instruments Ltd.*				101,240	1,133,888
Proofpoint, Inc.*				49,470	1,834,348
Richardson Electronics Ltd.				424,495	4,567,566

					37,169,970

MATERIALS (7.4%)
Boise Cascade Co.*				38,367	1,098,831
Crown Hldgs., Inc.*				128,092	5,730,836
Horsehead Hldg. Corp.*				125,523	2,111,297
Kaiser Aluminum Corp.				83,329	5,951,357
Kraton Performance Polymers, Inc.*				124,452	3,253,175
LSB Industries, Inc.*				49,280	1,844,058
McEwen Mining, Inc.*				149,880	355,216
Schnitzer Steel Industries, Inc. Cl A				112,576	3,247,818
Silgan Hldgs., Inc.				73,308	3,630,212
Universal Stainless & Alloy Products, Inc.*				26,709	901,963

					28,124,763

TELECOMMUNICATION SERVICES (0.8%)
Consolidated Comms. Hldgs., Inc.				75,977	1,520,300
IDT Corp. Cl B				83,680	1,394,109

					2,914,409

UTILITIES (5.9%)
Avista Corp.				132,659	4,065,998
Black Hills Corp.				43,744	2,521,842
Idacorp, Inc.				68,661	3,808,626
Northwest Natural Gas Co.				42,020	1,849,300
NorthWestern Corp.				20,238	959,888
PNM Resources, Inc.				117,820	3,184,675
Portland General Electric Co.				71,052	2,297,822
UNS Energy Corp.				64,348	3,862,810

					22,550,961

TOTAL COMMON STOCKS (Cost: $273,603,979) 95.4%					362,546,742

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%				4,255	1,085,076

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.3%					1,085,076

SHORT-TERM DEBT SECURITIES:	Rating**	Rate(%)	Maturity	Face Amount	Value
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill	A-1+	0.10	04/24/14	2,000,000	1,999,866

COMMERCIAL PAPER (3.7%)
Abbott Laboratories†	A-1+	0.08	04/04/14	600,000	599,996
General Electric Capital Corp.	A-1+	0.08	04/07/14	4,500,000	4,499,940
San Diego Gas & Electric Co.†	A-1	0.08	04/01/14	7,000,000	7,000,000
Toyota Motor Credit Corp.	A-1+	0.10	04/25/14	1,000,000	999,933
Toyota Motor Credit Corp.	A-1+	0.11	04/22/14	900,000	899,942

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

13,999,811

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,999,677) 4.2%	15,999,677

TOTAL INVESTMENTS (Cost: $290,029,156) 99.9%	379,631,495

OTHER NET ASSETS 0.1%	495,030

NET ASSETS 100.0%	$380,126,525

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
Aeropostale, Inc.*	383,760	1,926,475
American Axle & Mfg. Hldgs., Inc.*	157,622	2,919,159
Bally Technologies, Inc.*	56,349	3,734,248
Brunswick Corp.	35,641	1,614,181
Carmike Cinemas, Inc.*	86,325	2,577,665
Deckers Outdoor Corp.*	83,068	6,623,012
Drew Industries, Inc.	64,174	3,478,231
Haverty Furniture Cos., Inc.	134,078	3,982,117
Houghton Mifflin Harcourt Co.*	112,125	2,279,501
HSN, Inc.	40,977	2,447,556
MDC Hldgs., Inc.	127,355	3,601,599
Popeyes Louisiana Kitchen, Inc.*	191,259	7,772,765
Red Robin Gourmet Burgers, Inc.*	59,474	4,263,096
Rentrak Corp.*	9,275	559,097
Shutterfly, Inc.*	71,039	3,031,945
Sotheby’s	42,506	1,851,136
Steve Madden Ltd.*	109,552	3,941,681

		56,603,464

CONSUMER STAPLES (5.0%)
Boston Beer Co., Inc. Cl A*	4,111	1,006,085
Darling International, Inc.*	131,058	2,623,781
Hain Celestial Group, Inc.*	38,978	3,565,318
Spectrum Brands Hldgs., Inc.	35,540	2,832,538
Susser Hldgs. Corp.*	114,915	7,178,740
TreeHouse Foods, Inc.*	24,903	1,792,767
Village Super Market, Inc. Cl A	79,229	2,091,646

		21,090,875

ENERGY (3.8%)
American Eagle Energy Corp.*	90,192	644,873
Basic Energy Services, Inc.*	40,765	1,117,369
Kodiak Oil & Gas Corp.*	164,983	2,002,894
PBF Energy, Inc.	104,811	2,704,124
Sanchez Energy Corp.*	66,160	1,960,321
Synergy Resources Corp.*	115,672	1,243,474
Targa Resources Corp.	35,189	3,492,860
Western Refining, Inc.	73,486	2,836,560
		16,002,475
FINANCIALS (7.4%)
American Assets Trust, Inc.	72,851	2,457,993
AmREIT, Inc. Cl B	100,895	1,671,830
Endurance Specialty Hldgs. Ltd.	39,704	2,137,266
Essent Group Ltd.*	94,605	2,124,828
Financial Engines, Inc.*	23,974	1,217,400
Health Insurance Innovations, Inc. Cl A*	137,190	1,418,545
iShares Micro-Cap ETF	41,655	3,219,932
iShares Russell 2000 Growth ETF	5,860	797,312
Primerica, Inc.	52,055	2,452,311
PS Business Parks, Inc.	28,261	2,363,185
Sabra Health Care REIT, Inc.	102,514	2,859,115
Silvercrest Asset Mgmt. Group, Inc. Cl A	15,591	285,159
Starwood Property Trust, Inc.	98,829	2,331,376
Stifel Financial Corp.*	63,824	3,175,882
Texas Capital Bancshares, Inc.*	48,296	3,136,342

		31,648,476

HEALTH CARE (22.0%)
Abiomed, Inc.*	150,972	3,931,311
Acorda Therapeutics, Inc.*	48,064	1,822,106

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Align Technology, Inc.*	36,742	1,902,868
Alnylam Pharmaceuticals, Inc.*	39,994	2,685,197
Anika Therapeutics, Inc.*	22,155	910,571
athenahealth, Inc.*	21,458	3,438,430
BioScrip, Inc.*	326,954	2,282,139
BioSpecifics Technologies Corp.*	54,379	1,409,504
Bruker Corp.*	89,959	2,050,166
Cepheid, Inc.*	46,740	2,410,849
Coronado Biosciences, Inc.*	129,663	256,733
Cubist Pharmaceuticals, Inc.*	56,665	4,145,045
Cyberonics, Inc.*	44,197	2,883,854
DexCom, Inc.*	131,047	5,420,104
Emergent Biosolutions, Inc.*	120,019	3,032,880
Ensign Group, Inc.	51,278	2,237,772
Exact Sciences Corp.*	167,579	2,374,594
GW Pharmaceuticals PLC ADR*	19,990	1,186,806
HeartWare International, Inc.*	13,926	1,305,980
Insulet Corp.*	87,565	4,152,332
Intercept Pharmaceuticals, Inc.*	3,308	1,090,945
InterMune, Inc.*	35,900	1,201,573
Isis Pharmaceuticals, Inc.*	52,322	2,260,834
Karyopharm Therapeutics, Inc.*	38,255	1,181,697
Mazor Robotics Ltd. ADR*	126,291	2,581,388
Medicines Co.*	49,564	1,408,609
Momenta Pharmaceuticals, Inc.*	67,460	785,909
MWI Veterinary Supply, Inc.*	20,903	3,252,925
Neogen Corp.*	46,492	2,089,815
Omeros Corp.*	142,614	1,721,351
PAREXEL International Corp.*	80,395	4,348,566
Pharmacyclics, Inc.*	24,811	2,486,558
Questcor Pharmaceuticals, Inc.	36,061	2,341,441
Repros Therapeutics, Inc.*	22,465	398,529
Salix Pharmaceuticals Ltd.*	11,614	1,203,327
Seattle Genetics, Inc.*	44,656	2,034,527
Supernus Pharmaceuticals, Inc.*	441,729	3,949,057
Synageva BioPharma Corp.*	23,555	1,954,358
Team Health Hldgs., Inc.*	27,520	1,231,520
TearLab Corp.*	180,968	1,223,344
Thoratec Corp.*	31,587	1,131,130
Vascular Solutions, Inc.*	105,884	2,773,102
WellCare Health Plans, Inc.*	17,318	1,100,039

		93,589,785

INDUSTRIALS (15.9%)
Acuity Brands, Inc.	22,475	2,979,511
Allegiant Travel Co.	26,363	2,950,811
Astronics Corp.*	142,974	9,065,976
AZZ, Inc.	53,581	2,393,999
Beacon Roofing Supply, Inc.*	76,315	2,950,338
CIRCOR International, Inc.	30,920	2,267,364
Corporate Executive Board Co.	56,377	4,184,865
EnPro Industries, Inc.*	56,609	4,113,776
Healthcare Svcs. Group, Inc.	135,314	3,932,225
Mueller Water Product, Inc. Cl A	366,204	3,478,938
Old Dominion Freight Line, Inc.*	77,044	4,371,477
On Assignment, Inc.*	183,214	7,070,228
Raven Industries, Inc.	159,046	5,208,757
Sun Hydraulics Corp.	88,205	3,820,159
Teledyne Technologies, Inc.*	40,416	3,933,689
The Advisory Board Co.*	41,530	2,668,303
USG Corp.*	74,594	2,440,716

		67,831,132

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

INFORMATION TECHNOLOGY (24.7%)
Anixter International, Inc.				35,077	3,561,017
ARRIS Group, Inc.*				212,454	5,986,954
Aspen Technology, Inc.*				42,869	1,815,931
Brightcove, Inc.*				348,349	3,424,271
CalAmp Corp.*				141,851	3,953,387
Cavium, Inc.*				116,710	5,103,728
CommVault Systems, Inc.*				53,543	3,477,618
comScore, Inc.*				113,270	3,714,123
Conversant, Inc.*				96,940	2,728,861
Cornerstone OnDemand, Inc.*				46,122	2,207,860
CoStar Group, Inc.*				14,218	2,655,069
Electronics for Imaging, Inc.*				84,877	3,676,023
FEI Company				28,584	2,944,724
iGATE Corp.*				143,000	4,510,220
Imperva, Inc.*				82,536	4,597,255
Informatica Corp.*				66,059	2,495,709
Jive Software, Inc.*				114,080	913,781
LogMeIn, Inc.*				101,248	4,545,023
MAXIMUS, Inc.				117,988	5,292,942
Microsemi Corp.*				75,794	1,897,124
Monolithic Power Systems, Inc.*				114,016	4,420,400
Nanometrics, Inc.*				136,673	2,456,014
Proofpoint, Inc.*				127,740	4,736,599
PTC, Inc.*				90,614	3,210,454
QLIK Technologies, Inc.*				146,584	3,897,669
Rogers Corp.*				74,726	4,664,397
SunEdison, Inc.*				105,175	1,981,497
Synaptics, Inc.*				57,172	3,431,463
TIBCO Software, Inc.*				89,791	1,824,553
Ultimate Software Group, Inc.*				13,648	1,869,776
Web.com Group, Inc.*				24,165	822,335
WEX, Inc.*				25,002	2,376,440

					105,193,217

MATERIALS (3.9%)
A. Schulman, Inc.				85,320	3,093,703
CVR Partners LP				186,330	3,948,333
Louisiana-Pacific Corp.*				72,371	1,220,899
Resolute Forest Products*				169,007	3,395,351
Stepan Co.				48,801	3,150,593
U.S. Concrete, Inc.*				79,285	1,863,198

					16,672,077

TELECOMMUNICATION SERVICES (0.4%)
Consolidated Comms. Hldgs., Inc.				93,704	1,875,017

UTILITIES (0.6%)
NorthWestern Corp.				49,711	2,357,793

TOTAL COMMON STOCKS (Cost: $304,112,219) 97.0%					412,864,311

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	0.10	04/24/14	800,000	799,946

COMMERCIAL PAPER (1.9%)
San Diego Gas & Electric Co.†	A-1	0.08	04/01/14	7,000,000	7,000,000
Toyota Motor Credit Corp.	A-1+	0.10	05/05/14	1,000,000	999,906

					7,999,906

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,799,852) 2.1%					8,799,852

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

TOTAL INVESTMENTS (Cost: $312,912,071) 99.1%	421,664,163

OTHER NET ASSETS 0.9%	3,717,166

NET ASSETS 100.0%	$425,381,329

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.5%)
Abercrombie & Fitch Co. Cl A	6,120	235,620
Deckers Outdoor Corp.*	8,527	679,858
Diamond Resorts Int’l., Inc.*	11,000	186,450
Dillard’s, Inc. Cl A	6,429	594,040
Discovery Communications, Inc. Cl A*	4,308	356,272
Liberty Interactive Corp. Cl A*	12,920	373,000
Liberty Media Corp. Cl A*	2,540	332,054
Macy’s, Inc.	6,770	401,393
Newell Rubbermaid, Inc.	27,346	817,645
Rent-A-Center, Inc.	10,874	289,248
Shutterfly, Inc.*	5,236	223,472
Taylor Morrison Home Corp. Cl A*	15,480	363,780
TRW Automotive Hldgs. Corp.*	6,210	506,860
V.F. Corp.	4,240	262,371

		5,622,063

CONSUMER STAPLES (3.1%)
ConAgra Foods, Inc.	16,465	510,909
Constellation Brands, Inc. Cl A*	6,122	520,186
Hillshire Brands Co.	13,730	511,580
J.M. Smucker Co.	3,787	368,248
Vector Group Ltd.	19,181	413,159

		2,324,082

ENERGY (6.5%)
Atwood Oceanics, Inc.*	6,615	333,330
Denbury Resources, Inc.	28,680	470,352
Energy XXI (Bermuda) Ltd.	36,067	850,099
Noble Energy, Inc.	26,091	1,853,505
SandRidge Energy, Inc.*	65,900	404,626
Tesoro Corp.	14,863	751,919
Valero Energy Corp.	3,694	196,151

		4,859,982

FINANCIALS (32.1%)
Alexander’s, Inc.	660	238,253
American Financial Group, Inc.	23,890	1,378,692
Ameriprise Financial, Inc.	16,482	1,814,174
Aon PLC	8,618	726,325
Associated Banc-Corp.	37,165	671,200
Assurant, Inc.	3,756	243,990
BOK Financial Corp.	8,314	574,082
Brandywine Realty Trust	34,352	496,730
CBL & Associates Pptys., Inc.	33,142	588,271
CIT Group, Inc.	7,250	355,395
City National Corp.	3,620	284,966
Comerica, Inc.	15,114	782,905
DDR Corp.	20,739	341,779
Discover Financial Svcs.	13,610	791,966
Duke Realty Corp.	37,884	639,482
E*Trade Financial Corp.*	14,270	328,495
Equity Lifestyle Properties, Inc.	10,152	412,679
Everest Re Group Ltd.	3,651	558,786
Fifth Third Bancorp	34,575	793,496
First Niagara Financial Group, Inc.	41,070	388,112
Hartford Financial Svcs. Group, Inc.	21,260	749,840
HCC Insurance Hldgs., Inc.	5,380	244,736
Health Care REIT, Inc.	4,890	291,444
Highwoods Properties, Inc.	8,370	321,492
Home Properties, Inc.	10,683	642,262
Host Hotels & Resorts, Inc.	36,507	738,902
Howard Hughes Corp.*	1,952	278,570
Huntington Bancshares, Inc.	30,140	300,496

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

ING US, Inc.*	20,320	737,006
iShares Russell Midcap Value Index ETF	16,310	1,120,986
KeyCorp	40,036	570,113
Kilroy Realty Corp.	11,457	671,151
Lincoln National Corp.	11,945	605,253
Progressive Corp.	19,008	460,374
ProLogis, Inc.	8,900	363,387
Reinsurance Grp. of America, Inc.	9,168	730,048
RLJ Lodging Trust	14,320	382,917
Starwood Property Trust, Inc.	9,335	220,213
Starwood Waypoint Residential Trust*	1,867	53,751
SVB Financial Group*	2,260	291,043
Vornado Realty Trust	10,423	1,027,291
Weingarten Realty Investors	11,060	331,800
Weyerhaeuser Co.	11,690	343,102
Zions Bancorporation	5,880	182,162

		24,068,117

HEALTH CARE (9.8%)
Agilent Technologies, Inc.	11,920	666,566
Boston Scientific Corp.*	55,140	745,493
Cardinal Health, Inc.	9,080	635,418
CareFusion Corp.*	8,710	350,316
CIGNA Corp.	8,350	699,146
HCA Hldgs., Inc.*	14,988	786,870
Hospira, Inc.*	9,877	427,180
Humana, Inc.	7,401	834,241
MEDNAX, Inc.*	13,416	831,524
Mylan, Inc.*	9,432	460,565
Patterson Cos., Inc.	8,350	348,696
Zimmer Hldgs., Inc.	5,570	526,811

		7,312,826

INDUSTRIALS (9.8%)
Alaska Air Group, Inc.	5,650	527,202
AMERCO	1,560	362,107
American Airlines Group, Inc.*	4,940	180,804
AZZ, Inc.	4,615	206,198
Delta Air Lines, Inc.	12,380	428,967
Genesee & Wyoming, Inc. Cl A*	4,020	391,226
Joy Global, Inc.	9,569	555,002
Kirby Corp.*	3,628	367,335
L-3 Communications Hldgs., Inc.	5,117	604,574
Old Dominion Freight Line, Inc.*	20,788	1,179,511
Oshkosh Corp.	16,326	961,112
Snap-on, Inc.	3,330	377,888
Triumph Group, Inc.	11,629	751,001
United Rentals, Inc.*	4,940	469,004

		7,361,931

INFORMATION TECHNOLOGY (8.8%)
Analog Devices, Inc.	8,232	437,448
Avago Technologies Ltd.	9,495	611,573
Avnet, Inc.	9,060	421,562
Brocade Communications Systems, Inc.*	25,800	273,738
Cavium, Inc.*	4,220	184,541
Coherent, Inc.*	9,900	646,965
CommVault Systems, Inc.*	5,430	352,679
F5 Networks, Inc.*	3,066	326,928
Harris Corp.	4,073	297,981
Informatica Corp.*	5,449	205,863
KLA-Tencor Corp.	5,951	411,452
Micron Technology, Inc.*	19,520	461,843
Microsemi Corp.*	19,164	479,675
Silicon Laboratories, Inc.*	6,535	341,454
Symantec Corp.	6,380	127,409

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Teradata Corp.*				7,548	371,286
TIBCO Software, Inc.*				13,331	270,886
Trimble Navigation Ltd.*				9,700	377,039

					6,600,322

MATERIALS (7.4%)
CF Industries Hldgs., Inc.				2,170	565,589
Crown Hldgs., Inc.*				44,814	2,004,973
Eastman Chemical Co.				11,162	962,276
Grace (W.R.) & Co.*				3,690	365,937
International Paper Co.				11,300	518,444
Packaging Corp. of America				10,460	736,070
RPM International, Inc.				9,431	394,593

					5,547,882

TELECOMMUNICATION SERVICES (0.4%)
T-Mobile US, Inc.				9,020	297,931

UTILITIES (11.1%)
Ameren Corp.				23,250	957,900
Atmos Energy Corp.				13,565	639,318
Edison International				22,909	1,296,878
Entergy Corp.				6,655	444,887
FirstEnergy Corp.				14,727	501,160
Great Plains Energy, Inc.				29,167	788,676
ITC Hldgs. Corp.				19,761	738,073
Northeast Utilities				8,140	370,370
PPL Corp.				21,930	726,760
Public Svc. Enterprise Group, Inc.				19,930	760,130
Sempra Energy				7,610	736,344
Westar Energy, Inc.				10,560	371,290

					8,331,786

TOTAL COMMON STOCKS (Cost: $57,416,032) 96.5%					72,326,922

SHORT-TERM DEBT SECURITIES:	Rating**	Rate(%)	Maturity	Face Amount	Value
COMMERCIAL PAPER (2.9%)
Coca-Cola Co.†	A-1+	0.11	04/25/14	500,000	499,963
General Electric Capital Corp.	A-1+	0.08	04/07/14	700,000	699,991
Toyota Motor Credit Corp.	A-1+	0.10	04/04/14	500,000	499,996
Toyota Motor Credit Corp.	A-1+	0.11	05/19/14	500,000	499,927

					2,199,877

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,199,877) 2.9%					2,199,877

TOTAL INVESTMENTS (Cost: $59,615,909) 99.4%					74,526,799

OTHER NET ASSETS 0.6%					481,059

NET ASSETS 100.0%					$75,007,858

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.1%)
Aaron’s, Inc.	41,449	1,253,418
Abercrombie & Fitch Co. Cl A	43,346	1,668,821
Advance Auto Parts, Inc.	42,114	5,327,421
AMC Networks, Inc. Cl A*	34,202	2,499,824
American Eagle Outfitters, Inc.	97,973	1,199,190
ANN, Inc.*	26,443	1,096,856
Apollo Education Group, Inc.*	55,682	1,906,552
Ascena Retail Group, Inc.*	75,248	1,300,285
Bally Technologies, Inc.*	22,515	1,492,069
Big Lots, Inc.*	32,757	1,240,508
Bob Evans Farms, Inc.	13,997	700,270
Brinker International, Inc.	39,329	2,062,806
Brunswick Corp.	53,304	2,414,138
Cabela’s, Inc.*	26,823	1,757,175
Carter’s, Inc.	31,514	2,447,062
Cheesecake Factory, Inc.	27,674	1,318,113
Chico’s FAS, Inc.	90,615	1,452,558
Cinemark Hldgs., Inc.	59,800	1,734,798
CST Brands, Inc.	44,780	1,398,927
Deckers Outdoor Corp.*	19,402	1,546,921
Devry Education Group Inc.	32,007	1,356,777
Dick’s Sporting Goods, Inc.	59,376	3,242,523
Domino’s Pizza, Inc.	32,095	2,470,352
DreamWorks Animation SKG Cl A*	42,121	1,118,313
Foot Locker, Inc.	83,497	3,922,689
Gentex Corp.	83,888	2,644,989
Guess?, Inc.	34,993	965,807
Hanesbrands, Inc.	57,666	4,410,296
HSN, Inc.	19,459	1,162,286
International Speedway Corp. Cl A	15,995	543,670
Jarden Corp.*	71,727	4,291,426
Kate Spade & Co.*	71,059	2,635,578
KB Home	50,341	855,294
Lamar Advertising Co. Cl A*	37,722	1,923,445
Life Time Fitness, Inc.*	23,326	1,121,981
LKQ Corp.*	173,554	4,573,148
Matthews International Corp. Cl A	15,777	643,859
MDC Hldgs., Inc.	22,722	642,578
Meredith Corp.	21,121	980,648
Murphy USA, Inc.*	25,897	1,051,159
New York Times Co. Cl A	73,082	1,251,164
NVR, Inc.*	2,370	2,718,390
Office Depot, Inc.*	291,387	1,203,428
Panera Bread Co. Cl A*	14,848	2,620,227
Penney (J.C.) Co., Inc.*	182,146	1,570,099
Polaris Industries, Inc.	37,884	5,292,774
Rent-A-Center, Inc.	29,428	782,785
Scientific Games Corp. Cl A*	30,555	419,520
Service Corp. International	122,488	2,435,061
Signet Jewelers Ltd.	45,788	4,847,118
Sotheby’s	39,823	1,734,292
Tempur Sealy Int’l., Inc.*	34,975	1,772,183
The Wendy’s Co.	154,519	1,409,213
Thor Industries, Inc.	25,477	1,555,626
Toll Brothers, Inc.*	92,171	3,308,939
Tupperware Brands Corp.	28,968	2,426,360
Under Armour, Inc. Cl A*	45,797	5,250,168
Wiley (John) & Sons, Inc. Cl A	27,397	1,579,163
Williams-Sonoma, Inc.	50,500	3,365,320

		121,916,360

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

CONSUMER STAPLES (3.1%)
Church & Dwight Co., Inc.	79,004	5,456,806
Dean Foods Co.	53,789	831,578
Energizer Hldgs., Inc.	35,553	3,581,609
Flowers Foods, Inc.	101,048	2,167,480
Hain Celestial Group, Inc.*	29,063	2,658,393
Hillshire Brands Co.	70,900	2,641,734
Ingredion, Inc.	43,102	2,934,384
Lancaster Colony Corp.	11,030	1,096,603
Post Hldgs., Inc.*	21,645	1,193,072
SUPERVALU, Inc.*	111,193	760,560
Tootsie Roll Industries, Inc.	12,043	360,560
United Natural Foods, Inc.*	28,569	2,026,113
Universal Corp.	13,355	746,411
WhiteWave Foods Co. Cl A*	99,489	2,839,416

		29,294,719

ENERGY (5.7%)
Alpha Natural Resources, Inc.*	128,168	544,714
Atwood Oceanics, Inc.*	33,277	1,676,828
Bill Barrett Corp.*	26,420	676,352
CARBO Ceramics, Inc.	11,276	1,555,975
Cimarex Energy Co.	50,186	5,977,649
Dresser-Rand Group, Inc.*	43,454	2,538,148
Dril-Quip, Inc.*	23,423	2,625,718
Energen Corp.	41,865	3,383,111
Gulfport Energy Corp.*	49,176	3,500,348
Helix Energy Solutions Group*	57,574	1,323,051
HollyFrontier Corp.	114,580	5,451,716
Oceaneering Int’l., Inc.	62,482	4,489,957
Oil States International, Inc.*	30,396	2,997,046
Patterson-UTI Energy, Inc.	83,056	2,631,214
Rosetta Resources, Inc.*	35,325	1,645,439
SM Energy Co.	39,039	2,783,090
Superior Energy Services, Inc.	90,108	2,771,722
Tidewater, Inc.	27,710	1,347,260
Unit Corp.*	24,476	1,600,241
World Fuel Services Corp.	41,440	1,827,504
WPX Energy, Inc.*	116,048	2,092,345

		53,439,428

FINANCIALS (22.4%)
Affiliated Managers Group, Inc.*	30,669	6,135,328
Alexander & Baldwin, Inc.	24,216	1,030,633
Alexandria Real Estate Equities, Inc.	41,975	3,045,706
Alleghany Corp.*	9,740	3,967,881
American Campus Communities, Inc.	61,813	2,308,716
American Financial Group, Inc.	41,548	2,397,735
Aspen Insurance Hldgs. Ltd.	37,777	1,499,747
Associated Banc-Corp.	92,726	1,674,632
Astoria Financial Corp.	47,941	662,545
BancorpSouth, Inc.	47,268	1,179,809
Bank of Hawaii Corp.	25,067	1,519,311
Berkley (W.R.) Corp.	60,526	2,519,092
BioMed Realty Trust, Inc.	113,295	2,321,415
BRE Properties, Inc.*	44,973	2,823,405
Brown & Brown, Inc.	69,446	2,136,159
Camden Property Trust	49,919	3,361,545
Cathay General Bancorp	41,947	1,056,645
CBOE Holdings, Inc.	49,803	2,818,850
City National Corp.	27,395	2,156,534
Commerce Bancshares, Inc.	46,970	2,180,347
Corporate Office Pptys. Trust	51,120	1,361,837
Corrections Corp. of America	66,774	2,091,362
Cullen/Frost Bankers, Inc.	29,790	2,309,619
Duke Realty Corp.	188,327	3,178,960

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

East West Bancorp, Inc.	81,007	2,956,756
Eaton Vance Corp.	70,678	2,697,072
Equity One, Inc.	39,018	871,662
Essex Property Trust, Inc.	22,426	3,813,541
Everest Re Group Ltd.	27,594	4,223,262
Extra Space Storage, Inc.	63,352	3,073,206
Federal Realty Investment Trust	38,726	4,442,647
Federated Investors, Inc. Cl B	54,479	1,663,789
Fidelity Nat’l. Financial, Inc. Cl A	159,126	5,002,921
First American Financial Corp.	62,447	1,657,968
First Horizon National Corp.	131,668	1,624,783
First Niagara Financial Group, Inc.	201,327	1,902,540
FirstMerit Corp.	94,197	1,962,124
Fulton Financial Corp.	109,818	1,381,510
Gallagher (Arthur J.) & Co.	76,840	3,656,047
Greenhill & Co., Inc.	15,076	783,650
Hancock Hldg. Co.	45,758	1,677,031
Hanover Insurance Group, Inc.	25,383	1,559,532
HCC Insurance Hldgs., Inc.	57,735	2,626,365
Highwoods Properties, Inc.	52,156	2,003,312
Home Properties, Inc.	32,855	1,975,243
Hospitality Properties Trust	87,497	2,512,914
International Bancshares Corp.	30,825	773,091
Janus Capital Group, Inc.	86,786	943,364
Jones Lang LaSalle, Inc.	25,609	3,034,667
Kemper Corp.	29,452	1,153,635
Kilroy Realty Corp.	47,632	2,790,283
Liberty Property Trust	84,420	3,120,163
Mack-Cali Realty Corp.	52,915	1,100,103
Mercury General Corp.	21,332	961,647
Mid-America Apt. Communities, Inc.	43,853	2,993,844
MSCI, Inc. Cl A*	68,467	2,945,450
National Retail Pptys., Inc.	70,277	2,411,907
New York Community Bancorp, Inc.	252,082	4,050,958
Old Republic Int’l. Corp.	138,720	2,275,008
Omega Healthcare Investors, Inc.	73,464	2,462,513
Potlatch Corp.	23,615	913,664
Primerica, Inc.	30,766	1,449,386
Prosperity Bancshares, Inc.	31,844	2,106,481
Protective Life Corp.	44,914	2,362,027
Raymond James Financial, Inc.	71,324	3,989,151
Rayonier, Inc.	72,809	3,342,661
Realty Income Corp.	128,297	5,242,215
Regency Centers Corp.	53,172	2,714,962
Reinsurance Grp. of America, Inc.	40,752	3,245,082
RenaissanceRe Holdings Ltd.	24,460	2,387,296
SEI Investments Co.	81,296	2,732,359
Senior Housing Pptys. Trust	108,364	2,434,939
Signature Bank*	27,199	3,415,922
SL Green Realty Corp	54,735	5,507,436
StanCorp Financial Group, Inc.	24,813	1,657,508
SVB Financial Group*	26,408	3,400,822
Synovus Financial Corp.	555,009	1,881,481
Taubman Centers, Inc.	36,725	2,599,763
TCF Financial Corp.	92,594	1,542,616
Trustmark Corp.	37,659	954,656
UDR, Inc.	144,848	3,741,424
Valley National Bancorp	112,518	1,171,312
Waddell & Reed Financial, Inc. Cl A	48,865	3,597,441
Washington Federal, Inc.	56,936	1,326,609
Webster Financial Corp.	51,904	1,612,138
Weingarten Realty Investors	66,541	1,996,230
Westamerica Bancorporation	15,031	812,876

		208,960,778

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

HEALTH CARE (9.2%)
Align Technology, Inc.*	40,905	2,118,470
Allscripts Healthcare Solutions, Inc.*	93,071	1,678,070
Bio-Rad Laboratories, Inc. Cl A*	11,660	1,493,879
Charles River Laboratories Int’l., Inc.*	27,764	1,675,280
Community Health Systems, Inc.*	65,002	2,546,128
Cooper Companies, Inc.	27,559	3,785,504
Covance, Inc.*	32,822	3,410,206
Cubist Pharmaceuticals, Inc.*	43,291	3,166,737
Endo International PLC*	79,175	5,435,364
Health Net, Inc.*	44,923	1,527,831
Hill-Rom Hldgs., Inc.	32,885	1,267,388
HMS Hldgs. Corp.*	48,210	918,401
Hologic, Inc.*	160,312	3,446,708
IDEXX Laboratories, Inc.*	29,715	3,607,401
LifePoint Hospitals, Inc.*	26,787	1,461,231
Mallinckrodt PLC*	33,498	2,124,108
Masimo Corp.*	30,761	840,083
MEDNAX, Inc.*	58,418	3,620,748
Mettler-Toledo Int’l., Inc.*	17,176	4,048,040
Omnicare, Inc.	56,583	3,376,308
Owens & Minor, Inc.	36,787	1,288,649
ResMed, Inc.	81,979	3,663,642
Salix Pharmaceuticals Ltd.*	36,292	3,760,214
Schein (Henry), Inc.*	49,202	5,873,241
Sirona Dental Systems, Inc.*	31,849	2,378,165
STERIS Corp.	32,991	1,575,320
Techne Corp.	19,447	1,660,190
Teleflex, Inc.	23,563	2,526,896
Thoratec Corp.*	31,325	1,121,748
United Therapeutics Corp.*	27,266	2,563,822
Universal Health Svcs., Inc. Cl B	51,175	4,199,932
VCA Antech, Inc.*	52,197	1,682,309
WellCare Health Plans, Inc.*	25,207	1,601,149

		85,443,162

INDUSTRIALS (16.2%)
Acuity Brands, Inc.	25,037	3,319,155
AECOM Technology Corp.*	55,964	1,800,362
AGCO Corp.	50,678	2,795,398
Alaska Air Group, Inc.	39,775	3,711,405
Alliant TechSystems, Inc.	18,112	2,574,621
B/E Aerospace, Inc.*	56,848	4,933,838
Carlisle Cos., Inc.	36,420	2,889,563
CLARCOR, Inc.	28,830	1,653,401
Clean Harbors, Inc.*	31,755	1,739,856
Con-way, Inc.	32,359	1,329,308
Copart, Inc.*	64,422	2,344,317
Corporate Executive Board Co.	19,120	1,419,278
Crane Co.	28,159	2,003,513
Deluxe Corp.	29,370	1,541,044
Donaldson Co., Inc.	77,544	3,287,866
Donnelley (R.R.) & Sons Co.	112,919	2,021,250
Esterline Technologies Corp.*	18,213	1,940,413
Exelis, Inc.	108,289	2,058,574
Fortune Brands Home & Security, Inc.	95,399	4,014,390
FTI Consulting, Inc.*	23,400	780,156
GATX Corp.	26,611	1,806,355
General Cable Corp.	28,518	730,346
Genesee & Wyoming, Inc. Cl A*	29,544	2,875,222
Graco, Inc.	34,984	2,614,704
Granite Construction, Inc.	20,252	808,662
Harsco Corp.	45,657	1,069,744
HNI Corp.	25,629	936,996
Hubbell, Inc. Cl B	30,681	3,677,731

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Hunt (J.B.) Transport Svcs., Inc.	52,687	3,789,249
Huntington Ingalls Industries, Inc.	28,057	2,869,109
IDEX Corp.	46,700	3,403,963
ITT Corp.	52,633	2,250,587
JetBlue Airways Corp*	133,925	1,163,808
KBR, Inc.	87,130	2,324,628
Kennametal, Inc.	46,189	2,046,173
Kirby Corp.*	32,227	3,262,984
Landstar System, Inc.	27,149	1,607,764
Lennox International, Inc.	26,388	2,398,933
Lincoln Electric Hldgs., Inc.	46,685	3,361,787
Manpowergroup, Inc.	45,814	3,611,518
Miller (Herman), Inc.	34,009	1,092,709
MSA Safety, Inc.	17,344	988,608
MSC Industrial Direct Co., Inc. Cl A	27,493	2,378,694
Nordson Corp.	34,490	2,431,200
Old Dominion Freight Line, Inc.*	40,609	2,304,155
Oshkosh Corp.	47,784	2,813,044
Regal-Beloit Corp.	25,336	1,842,181
Rollins, Inc.	36,915	1,116,310
Smith (A.O.) Corp.	45,282	2,083,878
SPX Corp.	26,451	2,600,398
Terex Corp.	63,747	2,823,992
The Brink’s Co.	28,290	807,680
Timken Co.	44,218	2,599,134
Towers Watson & Co. Cl A	36,958	4,215,060
Trinity Industries, Inc.	44,620	3,215,763
Triumph Group, Inc.	30,893	1,995,070
United Rentals, Inc.*	53,680	5,096,379
URS Corp.	41,083	1,933,366
UTI Worldwide, Inc.	52,044	551,146
Valmont Industries, Inc.	15,612	2,323,690
Wabtec Corp.	54,576	4,229,640
Waste Connections, Inc.	71,043	3,115,946
Watsco, Inc.	15,437	1,542,311
Werner Enterprises, Inc.	26,919	686,704
Woodward, Inc.	34,586	1,436,357

		150,991,386

INFORMATION TECHNOLOGY (15.2%)
3D Systems Corp.*	55,352	3,274,071
ACI Worldwide, Inc.*	22,432	1,327,750
Acxiom Corp.*	43,568	1,498,521
Adtran, Inc.	33,455	816,637
Advanced Micro Devices, Inc.*	341,809	1,370,654
Advent Software, Inc.	23,751	697,329
ANSYS, Inc.*	53,290	4,104,396
AOL, Inc.*	45,753	2,002,609
Arrow Electronics, Inc.*	57,563	3,416,940
Atmel Corp.*	238,797	1,996,343
Avnet, Inc.	79,654	3,706,301
Broadridge Financial Solutions, Inc.	68,783	2,554,601
Cadence Design Systems, Inc.*	163,036	2,533,579
Ciena Corp.*	60,147	1,367,743
CommVault Systems, Inc.*	25,709	1,669,800
Compuware Corp.	125,160	1,314,180
Concur Technologies, Inc.*	27,394	2,713,924
Convergys Corp.	56,327	1,234,125
Conversant, Inc.*	34,855	981,168
CoreLogic, Inc.*	53,495	1,606,990
Cree, Inc.*	69,994	3,958,861
Cypress Semiconductor Corp.	78,550	806,709
Diebold, Inc.	36,410	1,452,395
DST Systems, Inc.	16,558	1,569,533
Equinix, Inc.*	28,450	5,258,698

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

FactSet Research Systems, Inc.	22,389	2,413,758
Fair Isaac Corp.	19,455	1,076,251
Fairchild Semiconductor Int’l., Inc.*	70,428	971,202
Fortinet, Inc.*	79,028	1,740,987
Gartner, Inc.*	53,212	3,695,041
Global Payments, Inc.	40,995	2,915,154
Henry (Jack) & Associates, Inc.	50,257	2,802,330
Informatica Corp.*	62,183	2,349,274
Ingram Micro, Inc. Cl A*	88,326	2,610,917
Integrated Device Technology, Inc.*	78,262	957,144
InterDigital, Inc.	22,702	751,663
International Rectifier Corp.*	40,276	1,103,562
Intersil Corp. Cl A	70,621	912,423
Itron, Inc.*	22,520	800,361
JDS Uniphase Corp.*	132,925	1,860,950
Knowles Corp.*	49,079	1,549,424
Leidos Hldgs., Inc.	42,548	1,504,923
Lexmark International, Inc. Cl A	35,452	1,641,073
ManTech International Corp. Cl A	13,366	393,094
Mentor Graphics Corp.	55,270	1,217,045
MICROS Systems, Inc.*	43,333	2,293,616
National Instruments Corp.	55,227	1,584,463
NCR Corp.*	95,995	3,508,617
NeuStar, Inc. Cl A*	34,723	1,128,845
Plantronics, Inc.	24,203	1,075,823
Polycom, Inc.*	80,195	1,100,275
PTC, Inc.*	68,357	2,421,889
Rackspace Hosting, Inc.*	66,975	2,198,120
RF Micro Devices, Inc.*	163,879	1,291,367
Riverbed Technology, Inc.*	93,467	1,842,235
Rovi Corp.*	57,182	1,302,606
Science Applications Int’l. Corp.	22,897	856,119
Semtech Corp.*	38,529	976,325
Silicon Laboratories, Inc.*	22,517	1,176,513
Skyworks Solutions, Inc.*	108,796	4,082,026
SolarWinds, Inc.*	36,321	1,548,364
Solera Hldgs., Inc.	39,719	2,515,801
SunEdison, Inc.*	141,464	2,665,182
Synopsys, Inc.*	87,978	3,379,235
Tech Data Corp.*	21,724	1,324,295
Teradyne, Inc.*	111,703	2,221,773
TIBCO Software, Inc.*	88,638	1,801,124
Trimble Navigation Ltd.*	149,221	5,800,220
VeriFone Systems, Inc.*	63,976	2,163,668
Vishay Intertechnology, Inc.	74,596	1,109,988
WEX, Inc.*	22,395	2,128,645
Zebra Technologies Corp. Cl A*	28,439	1,973,951

		141,971,518

MATERIALS (7.0%)
Albemarle Corp.	45,616	3,029,815
AptarGroup, Inc.	37,982	2,510,610
Ashland, Inc.	41,077	4,086,340
Cabot Corp.	34,475	2,036,094
Carpenter Technology Corp.	30,556	2,017,918
Commercial Metals Co.	67,295	1,270,530
Compass Minerals Int’l., Inc.	19,949	1,646,191
Cytec Industries, Inc.	20,303	1,981,776
Domtar Corp.	18,587	2,085,833
Eagle Materials, Inc.	29,448	2,610,860
Greif, Inc. Cl A	17,421	914,428
Intrepid Potash, Inc.*	32,463	501,878
Louisiana-Pacific Corp.*	83,107	1,402,015
Martin Marietta Materials, Inc	26,581	3,411,671
Minerals Technologies, Inc.	19,826	1,279,967

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

NewMarket Corp.	6,365	2,487,315
Olin Corp.	45,686	1,261,390
Packaging Corp. of America	56,579	3,981,464
Reliance Steel & Aluminum Co.	44,177	3,121,547
Rock-Tenn Co. Cl A	41,856	4,418,738
Royal Gold, Inc.	37,498	2,348,125
RPM International, Inc.	77,517	3,243,311
Scotts Miracle-Gro Co. Cl A	25,466	1,560,556
Sensient Technologies Corp.	28,470	1,605,993
Silgan Hldgs., Inc.	25,070	1,241,466
Sonoco Products Co.	59,172	2,427,235
Steel Dynamics, Inc.	128,419	2,284,574
Valspar Corp.	45,798	3,302,952
Worthington Industries, Inc.	29,591	1,131,856

		65,202,448

TELECOMMUNICATION SERVICES (0.4%)
Telephone & Data Systems, Inc.	56,994	1,493,813
tw telecom inc*	79,793	2,494,329

		3,988,142

UTILITIES (4.6%)
Alliant Energy Corp.	63,900	3,630,159
Aqua America, Inc.	101,819	2,552,602
Atmos Energy Corp.	58,534	2,758,707
Black Hills Corp.	26,273	1,514,638
Cleco Corp.	35,282	1,784,564
Great Plains Energy, Inc.	89,947	2,432,167
Hawaiian Electric Industries, Inc.	60,122	1,528,301
Idacorp, Inc.	29,647	1,644,519
MDU Resources Group	109,051	3,741,540
National Fuel Gas Co.	48,241	3,378,800
OGE Energy Corp.	116,150	4,269,674
ONE Gas, Inc.*	30,282	1,088,032
PNM Resources, Inc.	46,620	1,260,139
Questar Corp.	102,679	2,441,707
UGI Corp.	67,305	3,069,781
Vectren Corp.	47,823	1,883,748
Westar Energy, Inc.	74,901	2,633,519
WGL Hldgs., Inc.	30,236	1,211,254

		42,823,851

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $630,996,871) 96.9%		904,031,792

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill (1)	A-1+	0.05	04/10/14	8,000,000	7,999,900
U.S. Treasury Bill (1)	A-1+	0.10	04/24/14	2,000,000	1,999,866

					9,999,766

COMMERCIAL PAPER (1.8%)
General Electric Capital Corp.	A-1+	0.08	04/07/14	7,000,000	6,999,907
Questar Corp.†	A-1	0.10	04/23/14	1,000,000	999,939
San Diego Gas & Electric Co.†	A-1	0.08	04/01/14	6,000,000	6,000,000
Toyota Motor Credit Corp.	A-1+	0.10	04/14/14	1,000,000	999,964
Toyota Motor Credit Corp.	A-1+	0.10	04/15/14	1,000,000	999,961
Toyota Motor Credit Corp.	A-1+	0.11	05/28/14	1,000,000	999,826

					16,999,597

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $26,999,363) 2.9%					26,999,363

TEMPORARY CASH INVESTMENTS (2) (Cost: $500,000) 0.1%					500,000

TOTAL INVESTMENTS (Cost: $658,496,234) 99.9%					931,531,155

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

OTHER NET ASSETS 0.1%	985,389

NET ASSETS 100.0%	$932,516,544

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (99.1%)
iShares MSCI EAFE ETF	262,800	17,652,276
iShares MSCI EAFE Growth ETF	145,600	10,331,776
iShares MSCI EAFE Small-Cap ETF	135,300	7,062,660
iShares MSCI EAFE Value ETF	179,500	10,324,840
iShares MSCI Emerging Markets ETF	124,300	7,109,960
Vanguard FTSE Developed Markets ETF	2,100,000	86,667,000
Vanguard FTSE Europe ETF	418,300	24,658,785
Vanguard FTSE Pacific ETF	219,900	12,996,090

		176,803,387

TOTAL COMMON STOCKS (Cost: $149,366,372) 99.1%		176,803,387

TOTAL INVESTMENTS (Cost: $149,366,372) 99.1%		176,803,387

OTHER NET ASSETS 0.9%		1,664,457

NET ASSETS 100.0%		$178,467,844

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.4%)
Amazon.com, Inc.*	4,260	1,433,575
AutoZone, Inc.*	1,136	610,146
Discovery Communications, Inc. Cl A*	6,628	548,136
Disney (Walt) Co.	19,677	1,575,537
Dollar Tree, Inc.*	4,820	251,508
Ford Motor Co.	29,348	457,829
General Motors Co.	13,968	480,779
Home Depot, Inc.	13,306	1,052,904
Johnson Controls, Inc.	7,177	339,616
Macy’s, Inc.	13,584	805,395
McDonald’s Corp.	11,202	1,098,132
Starbucks Corp.	14,509	1,064,670
Target Corp.	13,504	817,127
Time Warner Cable, Inc.	7,360	1,009,645
Time Warner, Inc.	12,391	809,504
TJX Cos., Inc.	9,502	576,296
Viacom, Inc. Cl B	8,846	751,822

		13,682,621

CONSUMER STAPLES (5.2%)
Coca-Cola Co.	18,712	723,406
Colgate-Palmolive Co.	10,417	675,751
Constellation Brands, Inc. Cl A*	11,138	946,396
Estee Lauder Cos., Inc. Cl A	9,931	664,185
Mead Johnson Nutrition Co.	4,195	348,772
Mondelez International, Inc. Cl A	15,391	531,759
PepsiCo, Inc.	12,208	1,019,368
Philip Morris Int’l., Inc.	8,107	663,720
Proctor & Gamble Co.	21,032	1,695,179
Sysco Corp.	14,973	540,974
Tyson Foods, Inc. Cl A	12,651	556,771
Wal-Mart Stores, Inc.	17,148	1,310,622

		9,676,903

ENERGY (6.4%)
Anadarko Petroleum Corp.	9,491	804,457
Apache Corp.	6,495	538,760
Chevron Corp.	8,662	1,029,998
EOG Resources, Inc.	4,650	912,191
Exxon Mobil Corp.	35,052	3,423,879
Halliburton Co.	21,592	1,271,553
Hess Corp.	6,283	520,735
National Oilwell Varco, Inc.	9,714	756,429
Noble Energy, Inc.	16,632	1,181,537
Occidental Petroleum Corp.	10,227	974,531
Range Resources Corp.	5,457	452,767

		11,866,837

FINANCIALS (9.0%)
American Int’l. Group, Inc.	19,786	989,498
Aon PLC	6,325	533,071
Bank of America Corp.	72,350	1,244,420
Berkshire Hathaway, Inc. Cl B*	8,165	1,020,380
Capital One Financial Corp.	19,627	1,514,419
Citigroup, Inc.	19,052	906,875
Comerica, Inc.	13,712	710,282
Franklin Resources, Inc.	7,567	409,980
Goldman Sachs Group, Inc.	6,753	1,106,479
JPMorgan Chase & Co.	43,379	2,633,539
MetLife, Inc.	19,710	1,040,688
PNC Financial Svcs. Grp., Inc.	8,797	765,339

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Simon Property Group, Inc.	7,028	1,152,592
Wells Fargo & Co.	42,299	2,103,952
Zions Bancorporation	18,786	581,990

		16,713,504

HEALTH CARE (8.5%)
Abbott Laboratories	20,233	779,173
AmerisourceBergen Corp.	3,011	197,491
Biogen Idec, Inc.*	2,927	895,281
Celgene Corp.*	5,565	776,874
Cerner Corp.*	5,402	303,863
Covidien PLC	12,015	885,025
Express Scripts Hldg. Co.*	8,441	633,835
Forest Laboratories, Inc.*	9,100	839,657
Gilead Sciences, Inc.*	19,697	1,395,729
Humana, Inc.	2,967	334,440
McKesson Corp.	3,590	633,886
Medtronic, Inc.	8,167	502,597
Merck & Co., Inc.	30,185	1,713,602
Mylan, Inc.*	29,432	1,437,165
Pfizer, Inc.	68,337	2,194,984
St. Jude Medical, Inc.	7,418	485,063
Stryker Corp.	9,508	774,617
UnitedHealth Group, Inc.	8,498	696,751
Vertex Pharmaceuticals, Inc.*	3,623	256,219

		15,736,252

INDUSTRIALS (6.2%)
Boeing Co.	14,502	1,819,856
Cummins, Inc.	7,366	1,097,460
Delta Air Lines, Inc.	16,638	576,507
Expeditors Int’l. of Wash.	13,530	536,194
FedEx Corp.	7,377	977,895
General Electric Co.	64,304	1,664,831
Precision Castparts Corp.	5,783	1,461,711
Roper Industries, Inc.	14,689	1,961,128
Tyco International Ltd.	12,983	550,479
Union Pacific Corp.	5,160	968,326

		11,614,387

INFORMATION TECHNOLOGY (10.2%)
Analog Devices, Inc.	10,300	547,342
Apple, Inc.	7,420	3,982,613
Automatic Data Processing, Inc.	8,803	680,120
Broadcom Corp. Cl A	18,343	577,438
Cisco Systems, Inc.	39,033	874,730
F5 Networks, Inc.*	2,626	280,010
Google, Inc. Cl A*	1,968	2,193,356
Int’l. Business Machines Corp.	7,411	1,426,543
KLA-Tencor Corp.	5,730	396,172
MasterCard, Inc. Cl A	11,094	828,722
Microsoft Corp.	44,788	1,835,860
NetApp, Inc.	2,395	88,376
Oracle Corp.	27,895	1,141,184
QUALCOMM, Inc.	15,948	1,257,659
Salesforce.com, inc.*	24,770	1,414,119
Teradata Corp.*	8,219	404,293
Texas Instruments, Inc.	12,981	612,054
Yahoo!, Inc.*	15,324	550,132

		19,090,723

MATERIALS (2.1%)
Ball Corp.	11,672	639,742
CF Industries Hldgs., Inc.	2,123	553,339
Dow Chemical Co.	15,705	763,106

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Eastman Chemical Co.	12,368	1,066,245
FMC Corp.	3,631	277,989
Freeport-McMoRan Copper & Gold, Inc.	16,020	529,781

		3,830,202

TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	37,483	1,314,529
Verizon Communications, Inc.	16,062	764,069

		2,078,598

UTILITIES (1.7%)
Ameren Corp.	4,526	186,471
Dominion Resources, Inc.	13,419	952,615
Edison International	7,761	439,350
PPL Corp.	8,610	285,335
Public Svc. Enterprise Group, Inc.	15,123	576,791
Sempra Energy	7,060	683,126

		3,123,688

TOTAL COMMON STOCKS (Cost: $70,690,511) 57.8%		107,413,715

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.5%)
U.S. Treasury Note	AA+	1.25	11/30/18	2,650,000	2,603,625
U.S. Treasury Note	AA+	2.00	11/30/20	250,000	246,250
U.S. Treasury Strip	AA+	0.00	08/15/21	300,000	249,659
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	5,805,112
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,239,467

					12,144,113

U.S. GOVERNMENT AGENCIES (12.9%)
MORTGAGE-BACKED OBLIGATIONS (12.7%)
FHARM	AA+	0.59	04/01/37	87,617	93,040
FHARM	AA+	2.40	09/01/39	57,089	61,015
FHARM	AA+	5.24	02/01/36	55,287	58,998
FHARM	AA+	5.43	05/01/37	38,103	40,123
FHARM	AA+	5.77	03/01/37	21,767	22,365
FHLMC	AA+	2.50	09/01/27	433,090	433,325
FHLMC	AA+	3.00	06/01/27	226,451	232,781
FHLMC	AA+	3.00	08/01/27	423,850	435,697
FHLMC	AA+	3.00	10/15/37	347,983	349,904
FHLMC	AA+	3.00	04/01/43	416,531	402,136
FHLMC	AA+	3.50	01/01/43	465,286	467,977
FHLMC	AA+	4.00	02/01/25	90,816	96,129
FHLMC	AA+	4.00	03/01/41	316,593	328,593
FHLMC	AA+	4.00	07/01/41	294,030	305,138
FHLMC	AA+	4.50	08/01/34	83,310	89,005
FHLMC	AA+	4.50	08/15/35	89,994	97,501
FHLMC	AA+	5.00	02/01/26	45,493	49,667
FHLMC	AA+	5.00	10/01/40	538,770	586,809
FHLMC	AA+	5.50	07/01/32	86,345	95,304
FHLMC	AA+	5.50	05/01/33	132,826	147,083
FHLMC	AA+	5.50	06/01/37	159,383	174,958
FHLMC	AA+	6.00	03/15/32	79,287	87,028
FHLMC Strip	AA+	3.00	01/15/43	467,849	460,552
FNMA	AA+	2.42	05/01/43	465,435	459,236
FNMA	AA+	3.00	06/01/33	477,851	465,115
FNMA	AA+	3.00	09/01/33	388,798	378,436
FNMA	AA+	3.00	12/01/42	452,606	432,960
FNMA	AA+	3.00	03/01/43	484,442	468,184
FNMA	AA+	3.50	03/25/28	336,057	342,719
FNMA	AA+	3.50	10/01/41	225,890	229,790

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

FNMA	AA+	3.50	12/01/41	418,551	425,778
FNMA	AA+	3.50	04/01/42	560,584	564,376
FNMA	AA+	3.50	04/01/42	466,788	475,775
FNMA	AA+	3.50	08/01/42	483,513	486,784
FNMA	AA+	3.50	10/01/42	377,369	379,922
FNMA	AA+	4.00	05/01/19	59,386	62,768
FNMA	AA+	4.00	07/25/26	479,862	509,474
FNMA	AA+	4.00	01/01/31	366,563	385,099
FNMA	AA+	4.00	06/01/39	136,721	142,078
FNMA	AA+	4.00	11/01/40	329,600	342,601
FNMA	AA+	4.00	05/01/41	270,267	281,458
FNMA	AA+	4.00	08/01/42	379,431	394,414
FNMA	AA+	4.50	05/01/18	58,295	61,784
FNMA	AA+	4.50	05/01/30	141,926	152,653
FNMA	AA+	4.50	04/01/31	177,562	190,910
FNMA	AA+	4.50	08/01/33	70,587	75,487
FNMA	AA+	4.50	09/01/33	142,257	152,133
FNMA	AA+	4.50	06/01/34	91,740	98,013
FNMA	AA+	4.50	08/01/35	109,081	116,265
FNMA	AA+	4.50	12/01/35	92,952	99,075
FNMA	AA+	4.50	05/01/39	126,919	135,442
FNMA	AA+	4.50	05/01/39	201,230	214,743
FNMA	AA+	4.50	05/01/40	154,278	165,484
FNMA	AA+	5.00	04/01/18	130,312	139,409
FNMA	AA+	5.00	06/01/33	153,956	168,042
FNMA	AA+	5.00	10/01/33	142,934	156,011
FNMA	AA+	5.00	11/01/33	362,695	395,879
FNMA	AA+	5.00	11/01/33	97,691	106,629
FNMA	AA+	5.00	03/01/34	52,135	56,905
FNMA	AA+	5.00	04/01/34	84,555	92,294
FNMA	AA+	5.00	09/01/35	68,130	74,189
FNMA	AA+	5.00	11/25/35	203,830	218,374
FNMA	AA+	5.00	08/01/37	440,868	479,803
FNMA	AA+	5.00	05/01/39	190,058	205,735
FNMA	AA+	5.00	06/01/40	97,097	106,278
FNMA	AA+	5.50	04/01/17	7,664	8,203
FNMA	AA+	5.50	05/01/17	3,023	3,236
FNMA	AA+	5.50	06/01/17	3,240	3,468
FNMA	AA+	5.50	03/01/34	35,726	39,700
FNMA	AA+	5.50	05/01/34	356,702	396,471
FNMA	AA+	5.50	07/01/34	98,245	109,198
FNMA	AA+	5.50	09/01/34	165,027	183,663
FNMA	AA+	5.50	09/01/34	50,250	55,853
FNMA	AA+	5.50	10/01/34	54,366	60,427
FNMA	AA+	5.50	02/01/35	76,273	84,402
FNMA	AA+	5.50	02/01/35	121,542	135,092
FNMA	AA+	5.50	08/01/35	54,253	60,035
FNMA	AA+	5.50	08/01/37	27,744	30,583
FNMA	AA+	5.50	11/01/38	45,069	48,277
FNMA	AA+	5.50	06/01/48	58,808	62,919
FNMA	AA+	6.00	03/01/17	3,560	3,769
FNMA	AA+	6.00	05/01/23	39,932	45,029
FNMA	AA+	6.00	04/01/32	24,686	27,756
FNMA	AA+	6.00	04/01/32	18,457	20,753
FNMA	AA+	6.00	05/01/32	26,735	30,060
FNMA	AA+	6.00	04/01/33	140,767	158,276
FNMA	AA+	6.00	05/01/33	86,844	97,644
FNMA	AA+	6.00	06/01/34	57,838	65,033
FNMA	AA+	6.00	09/01/34	29,826	33,536
FNMA	AA+	6.00	10/01/34	63,600	71,512
FNMA	AA+	6.00	11/01/34	26,113	29,362

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

FNMA	AA+	6.00	12/01/36	93,144	103,739
FNMA	AA+	6.00	01/01/37	81,664	90,953
FNMA	AA+	6.00	04/01/37	37,502	40,640
FNMA	AA+	6.00	05/01/37	25,635	27,759
FNMA	AA+	6.00	06/01/37	46,748	50,632
FNMA	AA+	6.00	10/25/44	133,058	149,656
FNMA	AA+	6.00	02/25/47	129,898	146,999
FNMA	AA+	6.00	12/25/49	99,148	111,777
FNMA	AA+	6.50	09/01/16	2,768	2,904
FNMA	AA+	6.50	03/01/17	9,249	9,855
FNMA	AA+	6.50	05/01/17	2,268	2,416
FNMA	AA+	6.50	06/01/17	12,983	13,833
FNMA	AA+	6.50	05/01/32	27,065	30,726
FNMA	AA+	6.50	05/01/32	20,247	22,986
FNMA	AA+	6.50	07/01/32	4,423	5,022
FNMA	AA+	6.50	07/01/34	57,994	65,900
FNMA	AA+	6.50	05/01/37	75,562	85,782
FNMA	AA+	6.50	09/01/37	31,317	35,553
FNMA	AA+	7.00	09/01/31	18,459	21,265
FNMA	AA+	7.00	04/01/32	13,062	15,042
FNMA	AA+	7.50	06/01/31	11,028	12,392
FNMA	AA+	7.50	02/01/32	8,336	9,378
FNMA	AA+	7.50	06/01/32	9,088	10,227
FNMA	AA+	8.00	04/01/32	1,682	1,927
FNMA Strip	AA+	3.00	08/25/42	415,012	408,585
GNMA (4)	AA+	3.50	09/20/33	193,149	201,133
GNMA (4)	AA+	3.50	01/20/37	136,746	141,213
GNMA (4)	AA+	4.00	08/15/41	304,214	319,937
GNMA (4)	AA+	4.00	01/15/42	411,612	432,876
GNMA (4)	AA+	4.00	03/20/42	290,672	305,842
GNMA (4)	AA+	4.00	08/20/42	279,094	293,659
GNMA (4)	AA+	4.50	04/20/31	281,921	306,711
GNMA (4)	AA+	4.50	10/15/40	306,457	331,306
GNMA (4)	AA+	4.50	10/20/43	496,396	536,058
GNMA (4)	AA+	5.00	10/15/24	297,292	325,054
GNMA (4)	AA+	5.00	04/15/39	233,961	256,639
GNMA (4)	AA+	5.00	06/20/39	253,490	271,019
GNMA (4)	AA+	5.00	11/15/39	184,227	202,085
GNMA (4)	AA+	6.50	04/15/31	4,206	4,794
GNMA (4)	AA+	6.50	10/15/31	6,035	6,878
GNMA (4)	AA+	6.50	12/15/31	5,115	5,830
GNMA (4)	AA+	6.50	05/15/32	8,383	9,560
GNMA (4)	AA+	7.00	05/15/31	5,041	5,818
GNMA (4)	AA+	7.00	05/15/32	2,610	3,009
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	274,377	306,272

					23,609,530

NON-MORTGAGE-BACKED OBLIGATIONS (0.2%)
FHLMC	AA+	0.00	11/29/19	500,000	427,382

CORPORATE DEBT (18.5%)
CONSUMER DISCRETIONARY (3.1%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	270,000	297,379
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	260,598
Darden Restaurants, Inc.	BBB-	4.50	10/15/21	300,000	296,143
Dollar General Corp.	BBB-	3.25	04/15/23	300,000	283,202
Ethan Allen Global, Inc.	BB-	5.38	10/01/15	500,000	518,125
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	276,682
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	313,659
Home Depot, Inc.	A	5.40	03/01/16	500,000	544,731
Hyatt Hotels Corp.	BBB	3.88	08/15/16	100,000	105,242
Kohl’s Corp.	BBB+	3.25	02/01/23	100,000	93,018

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Kohl’s Corp.	BBB+	4.00	11/01/21	100,000	101,947
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	298,849
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	337,068
NVR, Inc.	BBB	3.95	09/15/22	300,000	297,985
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	295,229
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	99,310
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	266,653
Staples, Inc.	BBB	4.38	01/12/23	275,000	267,183
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	366,910
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	278,330
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	300,000	313,125

					5,911,368

CONSUMER STAPLES (1.2%)
Avon Products, Inc.	BBB-	4.20	07/15/18	150,000	155,154
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	277,832
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	275,000	288,138
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	265,161
Kroger Co.	BBB	4.95	01/15/15	500,000	516,727
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	399,032
Sysco Corp.	A	2.60	06/12/22	300,000	284,728

					2,186,772

ENERGY (2.7%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	321,311
Diamond Offshore Drilling, Inc.	A	4.88	07/01/15	500,000	525,558
Enbridge, Inc.	A-	5.80	06/15/14	100,000	101,063
Energen Corp.	BBB-	4.63	09/01/21	250,000	248,452
EQT Corp.	BBB	4.88	11/15/21	210,000	222,033
Kinder Morgan, Inc.	BB	5.15	03/01/15	500,000	515,000
Murphy Oil Corp.	BBB	2.50	12/01/17	200,000	203,306
National Oilwell Varco, Inc.	A	6.13	08/15/15	250,000	250,301
Noble Corp.	BBB+	7.50	03/15/19	800,000	935,092
Rowan Companies PLC	BBB-	4.88	06/01/22	300,000	310,355
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	250,000	281,250
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	510,965
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	537,246

					4,961,932

FINANCIALS (4.1%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	314,980
Alleghany Corp.	BBB	5.63	09/15/20	300,000	335,205
American Tower Corp.	BBB-	4.50	01/15/18	250,000	269,609
Bank of America Corp.	A-	3.70	09/01/15	250,000	259,828
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	250,000	251,907
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	302,769
Block Financial LLC	BBB	5.13	10/30/14	250,000	255,927
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	500,720
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	328,669
CNA Financial Corp.	BBB	6.50	08/15/16	250,000	280,633
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	546,900
Health Care REIT, Inc.	BBB	6.13	04/15/20	250,000	286,559
Healthcare Realty Trust	BBB-	3.75	04/15/23	250,000	237,912
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	259,965
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	258,380
Morgan Stanley	A-	4.00	07/24/15	250,000	260,155
National Retail Pptys., Inc.	BBB	3.80	10/15/22	250,000	246,690
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	114,079
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	300,000	312,322
ProLogis LP	BBB+	6.63	05/15/18	150,000	174,534
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	271,384
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	264,907
Reckson Operating Partnership	BBB-	6.00	03/31/16	100,000	108,480
Regency Centers LP	BBB	4.95	04/15/14	250,000	250,250

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	259,951
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	100,000	105,978
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	200,000	215,555
Zions Bancorporation	BB+	5.65	05/15/14	397,000	399,215

					7,673,463

HEALTH CARE (1.9%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	317,213
Allergan, Inc.	A+	5.75	04/01/16	250,000	274,541
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	209,568
CIGNA Corp.	A-	2.75	11/15/16	250,000	260,477
Hospira, Inc.	BBB-	6.05	03/30/17	300,000	332,080
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	536,847
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	262,759
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	318,304
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	159,413
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	267,667
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	325,000	331,014
WellPoint, Inc.	A-	4.35	08/15/20	250,000	265,670

					3,535,553

INDUSTRIALS (1.5%)
CSX Corp.	BBB+	6.25	04/01/15	250,000	263,829
Donnelley (R.R.) & Sons Co.	BB-	4.95	04/01/14	500,000	500,000
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	400,000	413,563
Equifax, Inc.	BBB+	3.30	12/15/22	300,000	287,365
Harsco Corp.	BB+	5.75	05/15/18	250,000	267,500
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	261,990
Pentair Ltd.	BBB	5.00	05/15/21	250,000	268,511
Pitney Bowes, Inc.	BBB	5.25	01/15/37	250,000	273,081
URS Corp.†	BBB-	5.50	04/01/22	300,000	296,609

					2,832,448

INFORMATION TECHNOLOGY (0.8%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	305,294
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	386,167
Ingram Micro, Inc.	BBB-	5.00	08/10/22	200,000	204,228
Ingram Micro, Inc.	BBB-	5.25	09/01/17	100,000	108,564
Tech Data Corp.	BBB-	3.75	09/21/17	100,000	103,355
Western Union Co.	BBB	5.93	10/01/16	300,000	332,185

					1,439,793

MATERIALS (1.6%)
Alcoa, Inc.	BBB-	6.75	07/15/18	250,000	285,122
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	300,000	286,506
Geon Co.	BBB-	7.50	12/15/15	1,000,000	1,092,500
Methanex Corp.	BBB-	3.25	12/15/19	250,000	249,586
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	249,565
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	155,267
Southern Copper Corp.	BBB	3.50	11/08/22	100,000	95,028
Teck Resources Ltd.	BBB	4.75	01/15/22	300,000	307,347
Vulcan Materials Co.	BB	7.00	06/15/18	250,000	288,250

					3,009,171

TELECOMMUNICATION SERVICES (0.5%)
CenturyLink, Inc.	BB	5.00	02/15/15	500,000	516,250
Verizon Communications, Inc.	BBB+	4.50	09/15/20	325,000	352,964

					869,214

UTILITIES (1.1%)
Constellation Energy	BBB-	5.15	12/01/20	340,000	371,338
Duke Energy Progress, Inc.	A	5.25	12/15/15	500,000	538,551
Entergy Corp.	BBB-	5.13	09/15/20	250,000	267,583
Illinois Power Generating Co.	CCC+	6.30	04/01/20	250,000	210,625
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	267,210
SCANA Corp.	BBB	4.13	02/01/22	300,000	302,397

					1,957,704

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

TOTAL LONG-TERM DEBT SECURITIES (Cost: $68,946,391) 37.9%					70,558,443

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.5%)
Piedmont Natural Gas Co.†	A-1	0.09	04/11/14	1,000,000	999,975
Toyota Motor Credit Corp.	A-1+	0.11	05/21/14	4,000,000	3,999,389
Toyota Motor Credit Corp.	A-1+	0.11	05/21/14	1,000,000	999,847
Toyota Motor Credit Corp.	A-1+	0.10	04/15/14	500,000	499,981

					6,499,192

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,499,192) 3.5%					6,499,192

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,250,200) 0.7%					1,250,200

TOTAL INVESTMENTS (Cost: $147,386,294) 99.9%					185,721,550

OTHER NET ASSETS 0.1%					237,730

NET ASSETS 100.0%					$185,959,280

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.1%)	7,995,981	11,517,627
Equity Index Fund (23.9%)	3,112,575	9,774,218
Mid-Cap Equity Index Fund (6.1%)	1,165,583	2,498,296
Mid-Term Bond Fund (37.3%)	14,266,646	15,259,833
Money Market Fund (4.6%)	1,573,391	1,885,502

TOTAL INVESTMENTS (Cost: $37,916,279) 100.0%		40,935,476

OTHER NET ASSETS -0.0% (3)		(270)

NET ASSETS 100.0%		$40,935,206

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.3%)	3,765,742	5,424,276
Equity Index Fund (29.3%)	2,266,306	7,116,736
International Fund (3.2%)	931,975	780,410
Mid-Cap Equity Index Fund (13.2%)	1,498,256	3,211,345
Mid-Term Bond Fund (27.6%)	6,250,428	6,685,558
Money Market Fund (4.4%)	888,307	1,064,519

TOTAL INVESTMENTS (Cost: $21,155,242) 100.0%		24,282,844

OTHER NET ASSETS -0.0% (3)		(163)

NET ASSETS 100.0%		$24,282,681

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.8%)	21,058,284	30,332,921
Equity Index Fund (31.9%)	14,098,101	44,271,363
International Fund (6.3%)	10,366,004	8,680,202
Mid-Cap Equity Index Fund (12.8%)	8,308,995	17,809,399
Mid-Term Bond Fund (22.6%)	29,313,642	31,354,341
Small Cap Growth Fund (2.4%)	2,107,984	3,355,440
Small Cap Value Fund (2.2%)	1,791,125	3,096,292

TOTAL INVESTMENTS (Cost: $115,898,363) 100.0%		138,899,958

OTHER NET ASSETS -0.0% (3)		(1,700)

NET ASSETS 100.0%		$138,898,258

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.7%)	39,390,790	56,739,557
Equity Index Fund (36.3%)	30,130,888	94,618,100
International Fund (9.1%)	28,464,216	23,835,138
Mid-Cap Equity Index Fund (12.4%)	15,029,217	32,213,443
Mid-Term Bond Fund (13.8%)	33,727,436	36,075,405
Small Cap Growth Fund (3.5%)	5,686,972	9,052,391
Small Cap Value Fund (3.2%)	4,881,311	8,438,254

TOTAL INVESTMENTS (Cost: $213,078,250) 100.0%		260,972,288

OTHER NET ASSETS -0.0% (3)		(1,691)

NET ASSETS 100.0%		$260,970,597

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.6%)	36,790,111	52,993,469
Equity Index Fund (39.6%)	34,039,855	106,893,176
International Fund (8.9%)	28,762,292	24,084,738
Mid-Cap Equity Index Fund (16.4%)	20,638,491	44,236,294
Mid-Term Bond Fund (6.8%)	17,118,710	18,310,446
Small Cap Growth Fund (4.5%)	7,622,826	12,133,840
Small Cap Value Fund (4.2%)	6,560,826	11,341,607

TOTAL INVESTMENTS (Cost: $213,675,018) 100.0%		269,993,570

OTHER NET ASSETS -0.0% (3)		(1,765)

NET ASSETS 100.0%		$269,991,805

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.2%)	29,525,008	42,528,618
Equity Index Fund (42.1%)	29,657,634	93,131,970
International Fund (9.7%)	25,712,117	21,530,607
Mid-Cap Equity Index Fund (18.3%)	17,854,410	40,412,317
Small Cap Growth Fund (5.5%)	7,687,378	12,236,592
Small Cap Value Fund (5.2%)	6,607,525	11,422,336

TOTAL INVESTMENTS (Cost: $170,366,466) 100.0%		221,262,440

OTHER NET ASSETS -0.0% (3)		(1,427)

NET ASSETS 100.0%		$221,261,013

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (13.2%)	16,814,389	24,219,900
Equity Index Fund (42.5%)	24,174,164	75,912,581
International Fund (11.5%)	25,181,370	21,086,175
Mid-Cap Equity Index Fund (21.2%)	18,075,912	38,743,693
Small Cap Growth Fund (6.5%)	7,510,930	11,955,725
Small Cap Value Fund (6.1%)	6,465,037	11,176,018

TOTAL INVESTMENTS (Cost: $139,055,290) 100.0%		183,094,092

OTHER NET ASSETS -0.0% (3)		(1,171)

NET ASSETS 100.0%		$183,092,921

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.8%)	10,436,951	15,033,666
Equity Index Fund (36.0%)	17,676,615	55,508,742
International Fund (13.3%)	24,488,207	20,505,739
Mid-Cap Equity Index Fund (24.1%)	17,383,691	37,259,995
Small Cap Growth Fund (8.7%)	8,394,191	13,361,680
Small Cap Value Fund (8.1%)	7,200,114	12,446,736

TOTAL INVESTMENTS (Cost: $114,382,596) 100.0%		154,116,558

OTHER NET ASSETS -0.0% (3)		(994)

NET ASSETS 100.0%		$154,115,564

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.1%)	11,049,690	15,916,272
Equity Index Fund (35.9%)	22,457,654	70,522,333
International Fund (15.2%)	35,573,988	29,788,662
Mid-Cap Equity Index Fund (22.0%)	20,161,665	43,214,271
Small Cap Growth Fund (9.7%)	11,993,050	19,090,262
Small Cap Value Fund (9.1%)	10,290,136	17,788,414

TOTAL INVESTMENTS (Cost: $145,204,046) 100.0%		196,320,214

OTHER NET ASSETS -0.0% (3)		(1,222)

NET ASSETS 100.0%		$196,318,992

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.3%)	1,229,939	1,771,637
Equity Index Fund (35.4%)	2,758,610	8,662,686
International Fund (16.6%)	4,841,217	4,053,900
Mid-Cap Equity Index Fund (20.4%)	2,330,990	4,996,216
Small Cap Growth Fund (10.3%)	1,574,686	2,506,549
Small Cap Value Fund (10.0%)	1,413,679	2,443,807

TOTAL INVESTMENTS (Cost: $21,863,856) 100.0%		24,434,795

OTHER NET ASSETS -0.0% (3)		(128)

NET ASSETS 100.0%		$24,434,667

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.2%)	19,769,234	28,476,138
Equity Index Fund (30.0%)	9,661,952	30,340,809
Mid-Term Bond Fund (41.8%)	39,477,882	42,226,174

TOTAL INVESTMENTS (Cost: $90,598,524) 100.0%		101,043,121

OTHER NET ASSETS		-

NET ASSETS 100.0%		$101,043,121

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.2%)	52,637,183	75,820,020
Equity Index Fund (39.0%)	35,917,215	112,788,531
Mid-Cap Equity Index Fund (17.5%)	23,682,671	50,761,154
Mid-Term Bond Fund (17.3%)	46,706,747	49,958,284

TOTAL INVESTMENTS (Cost: $224,928,537) 100.0%		289,327,989

OTHER NET ASSETS		-

NET ASSETS 100.0%		$289,327,989

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.4%)	34,116,694	49,142,607
Equity Index Fund (47.1%)	36,179,405	113,611,871
Mid-Cap Equity Index Fund (22.0%)	24,815,264	53,188,739
Small Cap Growth Fund (5.3%)	8,053,744	12,819,764
Small Cap Value Fund (5.2%)	7,203,148	12,451,981

TOTAL INVESTMENTS (Cost: $170,315,356) 100.0%		241,214,962

OTHER NET ASSETS		-

NET ASSETS 100.0%		$241,214,962

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (15.8%)
U.S. Treasury Bill	A-1+	0.11	04/24/14	11,000,000	10,999,227
U.S. Treasury Bill	A-1+	0.10	04/24/14	2,000,000	1,999,866

					12,999,093

U.S. GOVERNMENT AGENCIES (18.0%)
FHLB	A-1+	0.09	05/07/14	7,156,000	7,155,356
FHLB	A-1+	0.09	05/02/14	6,100,000	6,099,527
FHLB	A-1+	0.10	04/21/14	1,000,000	999,944
FHLB		0.10	04/16/14	520,000	519,978

					14,774,805

COMMERCIAL PAPER (64.4%)
Abbott Laboratories†	A-1+	0.10	04/04/14	2,400,000	2,399,980
Abbott Laboratories†	A-1+	0.10	04/07/14	1,000,000	999,983
Air Products & Chemicals†	A-1	0.11	05/29/14	3,200,000	3,199,433
Chevron Corp.†	A-1+	0.09	05/08/14	3,300,000	3,299,695
Coca-Cola Co.†	A-1+	0.11	04/21/14	3,300,000	3,299,798
Emerson Electric Co.†	A-1	0.11	06/04/14	3,200,000	3,199,745
General Electric Capital Corp.	A-1+	0.12	05/27/14	1,500,000	1,499,720
General Electric Capital Corp.	A-1+	0.12	05/28/14	1,700,000	1,699,677
General Re Corp.	A-1+	0.12	05/13/14	3,200,000	3,199,552
Honeywell International†	A-1	0.11	06/27/14	3,200,000	3,199,732
National Rural Utilities	A-1	0.09	05/06/14	3,200,000	3,199,720
Piedmont Natural Gas Co.†	A-1	0.10	04/03/14	1,700,000	1,699,991
Piedmont Natural Gas Co.†	A-1	0.10	04/11/14	1,600,000	1,599,956
Precision Castparts Corp.	A-1	0.10	05/29/14	1,700,000	1,699,726
Precision Castparts Corp.†	A-1	0.11	04/14/14	1,500,000	1,499,940
Private Export Funding Corp.†	A-1	0.10	04/17/14	1,800,000	1,799,920
Procter & Gamble Co.†	A-1+	0.10	06/02/14	3,200,000	3,200,180
Questar Corp.†	A-1	0.10	04/23/14	2,200,000	2,199,866
Toyota Motor Credit Corp.	A-1+	0.10	04/04/14	1,800,000	1,799,985
Toyota Motor Credit Corp.	A-1+	0.11	04/08/14	1,500,000	1,499,968
Wal-Mart Stores, Inc.†	A-1+	0.10	04/23/14	3,300,000	3,299,798
Wells Fargo & Co.†	A-1	0.12	04/11/14	3,300,000	3,299,890

					52,796,255

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $80,568,469) 98.2%					80,570,153

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,471,300) 1.8%					1,471,300

TOTAL INVESTMENTS (Cost: $82,039,769) 100.0%					82,041,453

OTHER NET ASSETS -0.0% (3)					(1,823)

NET ASSETS 100.0%					$82,039,630

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (35.8%)
U.S. Treasury Note	AA+	0.63	11/30/17	5,000,000	4,888,670
U.S. Treasury Note	AA+	0.88	07/31/19	5,000,000	4,747,265
U.S. Treasury Note	AA+	1.00	10/31/16	4,000,000	4,029,688
U.S. Treasury Note	AA+	1.00	08/31/19	11,500,000	10,971,713
U.S. Treasury Note	AA+	1.13	12/31/19	6,000,000	5,716,872
U.S. Treasury Note	AA+	1.50	02/28/19	3,000,000	2,970,000
U.S. Treasury Note	AA+	1.88	10/31/17	5,000,000	5,118,750
U.S. Treasury Note	AA+	2.00	11/30/20	9,000,000	8,865,000
U.S. Treasury Note	AA+	2.25	11/30/17	3,500,000	3,626,329
U.S. Treasury Note	AA+	3.00	02/28/17	16,500,000	17,509,333
U.S. Treasury Note	AA+	3.13	05/15/19	1,000,000	1,066,641
U.S. Treasury Note	AA+	3.25	07/31/16	3,000,000	3,186,327
U.S. Treasury Strip	AA+	0.00	08/15/17	15,000,000	14,426,095
U.S. Treasury Strip	AA+	0.00	11/15/17	5,000,000	4,776,280
U.S. Treasury Strip	AA+	0.00	08/15/18	55,000,000	51,312,080

					143,211,043

U.S. GOVERNMENT AGENCIES (7.7%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (3)
FHLMC	AA+	6.50	04/01/14	22	25
FHLMC	AA+	7.50	03/15/21	6,111	6,866
FHLMC	AA+	8.00	09/01/18	861	866
FHLMC	AA+	8.50	09/01/17	843	846

					8,603

NON-MORTGAGE-BACKED OBLIGATIONS (7.7%)
FFCB	AA+	4.95	10/10/14	12,500,000	12,818,813
FHLB	AA+	1.38	05/28/14	14,000,000	14,028,238
FHLMC	AA+	0.00	11/29/19	1,000,000	854,764
FNMA	AA+	0.00	10/09/19	2,812,000	2,420,758
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	738,944

					30,861,517

CORPORATE DEBT (55.4%)
CONSUMER DISCRETIONARY (7.5%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	518,608
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,652,103
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	300,926
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	729,675
Brinker International, Inc.	BBB-	2.60	05/15/18	2,000,000	1,979,024
Darden Restaurants, Inc.	BBB-	4.50	10/15/21	1,750,000	1,727,502
Ethan Allen Global, Inc.	BB-	5.38	10/01/15	500,000	518,125
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,213,458
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,091,062
Home Depot, Inc.	A	5.40	03/01/16	250,000	272,366
Hyatt Hotels Corp.	BBB	3.88	08/15/16	1,525,000	1,604,936
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	54,466
Kohl’s Corp.	BBB+	3.25	02/01/23	700,000	651,127
Kohl’s Corp.	BBB+	4.00	11/01/21	1,000,000	1,019,474
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,221,930
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	806,494
Mattel, Inc.	BBB+	1.70	03/15/18	2,000,000	1,969,706
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	500,000	533,032
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	281,000	298,685
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	1,986,198
Staples, Inc.	BBB	2.75	01/12/18	1,750,000	1,769,562

Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,096,626
Whirlpool Corp.	BBB	2.40	03/01/19	1,445,000	1,432,953
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	556,660
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	2,000,000	2,087,500

					30,092,198

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

CONSUMER STAPLES (3.9%)
Avon Products, Inc.	BBB-	6.50	03/01/19	1,800,000	2,008,832
Beam, Inc.	BBB-	1.75	06/15/18	2,000,000	1,947,430
Clorox Co.	BBB+	5.00	01/15/15	300,000	310,105
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	555,665
Dr. Pepper Snapple Group, Inc.	BBB+	2.60	01/15/19	150,000	151,606
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	2,000,000	2,095,552
Flowers Foods, Inc.	BBB-	4.38	04/01/22	1,500,000	1,539,777
Hershey Co.	A	4.85	08/15/15	500,000	528,664
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	291,677
Kroger Co.	BBB	4.95	01/15/15	500,000	516,727
Mead Johnson Nutrition Co.	BBB-	4.90	11/01/19	3,075,000	3,359,490
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	399,032
Safeway, Inc.	BBB	3.95	08/15/20	2,000,000	2,024,490

					15,729,047

ENERGY (4.0%)
Diamond Offshore Drilling, Inc.	A	4.88	07/01/15	500,000	525,558
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,076,325
Energen Corp.	BBB-	4.63	09/01/21	2,000,000	1,987,614
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,321,624
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	257,500
Marathon Petroleum Corp.	BBB	3.50	03/01/16	1,500,000	1,571,384
Murphy Oil Corp.	BBB	2.50	12/01/17	2,000,000	2,033,058
National Oilwell Varco, Inc.	A	6.13	08/15/15	1,000,000	1,001,202
Rowan Companies PLC	BBB-	4.88	06/01/22	2,000,000	2,069,034
SESI LLC	BBB-	7.13	12/15/21	2,000,000	2,230,000
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	510,965
Sunoco, Inc.	BBB-	5.75	01/15/17	290,000	319,548
Sunoco, Inc.	BBB-	9.63	04/15/15	500,000	543,891
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	537,246

					15,984,949

FINANCIALS (14.4%)
Aflac, Inc.	A-	2.65	02/15/17	1,500,000	1,562,012
Aflac, Inc.	A-	3.63	06/15/23	500,000	503,905
Alleghany Corp.	BBB	4.95	06/27/22	2,000,000	2,157,610
American Tower Corp.	BBB-	4.50	01/15/18	2,000,000	2,156,874
Bank of America Corp.	A-	3.70	09/01/15	250,000	259,828
Bank of America Corp.	BBB+	5.75	08/15/16	500,000	547,745
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	2,000,000	2,015,252
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,100,440
Block Financial LLC	BBB	5.13	10/30/14	750,000	767,780
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,089,741
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,050,816
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,191,128
CNA Financial Corp.	BBB	5.85	12/15/14	200,000	207,278
CNA Financial Corp.	BBB	6.50	08/15/16	1,000,000	1,122,533
Erac USA Finance Co.†	BBB+	2.75	03/15/17	1,000,000	1,031,574
ERP Operating LP	BBB+	5.38	08/01/16	500,000	549,591
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	811,600
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,344,120
Fosters Finance Corp.†	BBB+	4.88	10/01/14	500,000	510,713
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	537,711
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	900,000	933,299
Harley-Davidson Financial Svcs.†	A-	3.88	03/15/16	500,000	526,395
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,406,140
Health Care REIT, Inc.	BBB	3.63	03/15/16	1,750,000	1,837,787
Healthcare Realty Trust	BBB-	5.75	01/15/21	2,000,000	2,215,472
Hospitality Properties Trust	BBB-	5.63	03/15/17	566,000	619,730
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	235,000	229,644
Kemper Corp.	BBB-	6.00	11/30/15	1,500,000	1,592,775
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,073,339

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,211,960
Morgan Stanley	A-	4.00	07/24/15	1,000,000	1,040,620
Nissan Motor Acceptance Corp.†	BBB+	4.50	01/30/15	790,000	815,478
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	263,352
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	1,300,000	1,353,394
Penske Truck Leasing Co. LP†	BBB-	3.75	05/11/17	490,000	520,119
ProLogis LP	BBB+	6.63	05/15/18	1,500,000	1,745,343
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,020,267
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,056,443
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,695,402
Reckson Operating Partnership	BBB-	6.00	03/31/16	1,700,000	1,844,152
Regency Centers LP	BBB	4.95	04/15/14	500,000	500,499
Reinsurance Grp. of America,	A-	5.63	03/15/17	1,500,000	1,642,395
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,715,678
Simon Property Group LP	A	2.80	01/30/17	1,500,000	1,563,444
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	1,700,000	1,801,624
Vornado Realty LP	BBB	4.25	04/01/15	1,500,000	1,539,779
Zions Bancorporation	BBB-	4.50	03/27/17	400,000	427,034
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	1,005,580

					57,715,395

HEALTH CARE (5.3%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,187,678
Allergan, Inc.	A+	5.75	04/01/16	500,000	549,083
Baxter International, Inc.	A-	4.63	03/15/15	250,000	259,883
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,095,680
Biogen Idec, Inc.	A-	6.88	03/01/18	1,250,000	1,471,339
CIGNA Corp.	A-	2.75	11/15/16	1,750,000	1,823,341
Hospira, Inc.	BBB-	6.05	03/30/17	2,000,000	2,213,864
Humana, Inc.	BBB+	6.45	06/01/16	1,415,000	1,571,693
Laboratory Corp. of America	BBB+	3.13	05/15/16	500,000	520,052
Laboratory Corp. of America	BBB+	3.75	08/23/22	600,000	595,953
Laboratory Corp. of America	BBB+	4.63	11/15/20	400,000	427,054
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	536,847
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	558,894
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,122,024
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,141,338
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	400,000	407,402
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	1,600,000	1,721,392

					21,203,517

INDUSTRIALS (6.6%)
CSX Corp.	BBB+	6.25	04/01/15	1,000,000	1,055,315
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	2,000,000	2,067,814
Equifax, Inc.	BBB+	3.30	12/15/22	2,000,000	1,915,764
Flowserve Corp.	BBB-	3.50	09/15/22	2,000,000	1,945,042
GATX Corp.	BBB	6.00	02/15/18	2,050,000	2,319,967
Harsco Corp.	BB+	5.75	05/15/18	2,250,000	2,407,500
Kennametal, Inc.	BBB	2.65	11/01/19	2,000,000	1,960,080
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,183,170
Masco Corp.	BBB-	4.80	06/15/15	500,000	518,750
Pitney Bowes, Inc.	BBB	5.25	01/15/37	1,500,000	1,638,485
Ryder System, Inc.	BBB	7.20	09/01/15	1,000,000	1,084,870
Southwest Airlines Co.	BBB-	5.25	10/01/14	500,000	511,008
Southwest Airlines Co.	BBB-	5.75	12/15/16	735,000	816,093
Textron, Inc.	BBB-	4.63	09/21/16	750,000	805,976
Union Pacific Corp.	A	4.88	01/15/15	500,000	516,755
URS Corp.†	BBB-	5.00	04/01/22	300,000	296,609
URS Corp.†	BBB-	3.85	04/01/17	1,700,000	1,759,403
Valmont Industries, Inc.	BBB	6.63	04/20/20	2,000,000	2,322,388

					26,124,989

INFORMATION TECHNOLOGY (4.8%)
Adobe Systems, Inc.	A-	4.75	02/01/20	2,000,000	2,199,088

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Arrow Electronics, Inc.	BBB-	3.00	03/01/18	1,250,000	1,263,743
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	50,882
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	796,471
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	1,047,904
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,046,614
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	2,038,105
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,628,463
Jabil Circuit, Inc.	BBB-	4.70	09/15/22	726,000	717,833
Lexmark International, Inc.	BBB-	6.65	06/01/18	2,000,000	2,226,992
Motorola Solutions, Inc.	BBB	3.75	05/15/22	2,000,000	1,974,522
Tech Data Corp.	BBB-	3.75	09/21/17	2,000,000	2,067,102
Western Union Co.	BBB	5.93	10/01/16	2,000,000	2,214,566

					19,272,285

MATERIALS (5.1%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,550,391
Albemarle Corp.	BBB+	4.50	12/15/20	1,000,000	1,063,426
Alcoa, Inc.	BBB-	6.75	07/15/18	2,000,000	2,280,974
Eastman Chemical Co.	BBB	2.40	06/01/17	2,000,000	2,037,998
Freeport-McMoRan Copper & Gold	BBB	2.15	03/01/17	1,750,000	1,775,816
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	250,000	238,755
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	1,977,034
Kinross Gold Corp.	NR	3.63	09/01/16	2,000,000	2,069,880
Kinross Gold Corp.	NR	5.13	09/01/21	750,000	743,164
Lubrizol Corp.	AA	5.50	10/01/14	500,000	512,002
Methanex Corp.	BBB-	3.25	12/15/19	2,000,000	1,996,684
Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	1,814,414
Rock-Tenn Co.	BBB-	3.50	03/01/20	600,000	608,593
Southern Copper Corp.	BBB	3.50	11/08/22	2,000,000	1,900,566

					20,569,697

TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	A-	3.00	02/15/22	2,000,000	1,941,850
CenturyLink, Inc.	BB	5.00	02/15/15	1,250,000	1,290,625
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,172,086

					5,404,561

UTILITIES (2.4%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	557,614
Atmos Energy Corp.	A-	4.95	10/15/14	1,000,000	1,023,414
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,638,258
Entergy Corp.	BBB-	4.70	01/15/17	600,000	636,107
Entergy Corp.	BBB-	5.13	09/15/20	1,400,000	1,498,465
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,014,177
PPL Energy Supply LLC	BBB	4.60	12/15/21	1,400,000	1,412,172
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	639,852
SCANA Corp.	BBB	4.75	05/15/21	1,165,000	1,226,391

					9,646,450

TOTAL LONG-TERM DEBT SECURITIES (Cost: $386,394,745) 98.9%					395,824,251

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.2%)
Piedmont Natural Gas Co.†	A-1	0.10	04/03/14	900,000	899,995

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $899,995) 0.2%					899,995

TEMPORARY CASH INVESTMENTS (2) (Cost: $414,900) 0.1%					414,900

TOTAL INVESTMENTS (Cost: $387,709,640) 99.2%					397,139,146

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

OTHER NET ASSETS 0.8%	3,045,546

NET ASSETS 100.0%	$400,184,692

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.0%)
U.S. Treasury Note	AA+	2.00	11/30/20	17,000,000	16,744,996
U.S. Treasury Note	AA+	2.00	02/28/21	5,000,000	4,905,080
U.S. Treasury Strip	AA+	0.00	11/15/16	11,000,000	8,520,787
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	11,779,880

					41,950,743

U.S. GOVERNMENT AGENCIES (30.0%)
MORTGAGE-BACKED OBLIGATIONS (26.8%)
FHARM	AA+	0.59	04/01/37	361,421	383,791
FHARM	AA+	2.40	09/01/39	460,396	492,053
FHARM	AA+	2.90	04/01/37	531,483	564,143
FHARM	AA+	3.35	04/01/42	763,519	790,358
FHARM	AA+	5.24	02/01/36	244,540	260,954
FHARM	AA+	5.43	05/01/37	139,711	147,119
FHARM	AA+	5.77	03/01/37	97,951	100,642
FHLMC	AA+	2.50	09/01/27	2,598,541	2,599,949
FHLMC	AA+	2.50	12/01/27	3,055,509	3,057,165
FHLMC	AA+	2.50	04/01/28	1,369,936	1,370,678
FHLMC	AA+	3.00	06/01/27	1,235,602	1,270,137
FHLMC	AA+	3.00	08/01/27	1,381,662	1,420,280
FHLMC	AA+	3.00	10/15/37	2,386,169	2,399,343
FHLMC	AA+	3.00	07/01/42	1,345,017	1,340,681
FHLMC	AA+	3.00	11/01/42	1,497,127	1,445,389
FHLMC	AA+	3.00	04/01/43	2,289,992	2,210,854
FHLMC	AA+	3.50	08/01/42	2,120,083	2,132,344
FHLMC	AA+	3.50	01/01/43	2,009,892	2,021,515
FHLMC	AA+	3.50	01/01/43	2,512,546	2,527,076
FHLMC	AA+	3.50	02/01/43	3,034,404	3,051,952
FHLMC	AA+	3.50	03/01/43	2,124,100	2,136,384
FHLMC	AA+	4.00	05/01/24	259,246	274,413
FHLMC	AA+	4.00	02/01/25	671,788	711,092
FHLMC	AA+	4.00	05/01/26	781,474	827,195
FHLMC	AA+	4.00	12/01/34	821,146	856,378
FHLMC	AA+	4.00	12/15/38	500,000	517,946
FHLMC	AA+	4.00	07/01/41	1,837,685	1,907,112
FHLMC	AA+	4.00	12/01/41	1,069,129	1,109,654
FHLMC	AA+	4.00	06/01/42	1,020,718	1,059,280
FHLMC	AA+	4.00	07/01/42	3,750,561	3,892,726
FHLMC	AA+	4.00	09/01/42	2,009,508	2,085,678
FHLMC	AA+	4.00	12/01/42	2,179,232	2,261,836
FHLMC	AA+	4.50	03/01/34	956,169	1,022,193
FHLMC	AA+	4.50	08/01/34	624,824	667,540
FHLMC	AA+	4.50	08/15/35	231,802	251,140
FHLMC	AA+	4.50	12/01/39	1,709,923	1,820,476
FHLMC	AA+	5.00	02/01/26	170,600	186,249
FHLMC	AA+	5.00	08/01/35	1,387,849	1,511,961
FHLMC	AA+	5.00	10/01/40	2,424,466	2,640,641
FHLMC	AA+	5.50	03/01/21	237,368	258,462
FHLMC	AA+	5.50	07/01/32	431,727	476,519
FHLMC	AA+	5.50	01/15/33	468,018	511,712
FHLMC	AA+	5.50	05/01/33	785,074	869,345
FHLMC	AA+	5.50	01/15/35	308,731	324,152
FHLMC	AA+	5.50	06/01/37	1,593,835	1,749,576
FHLMC	AA+	6.00	07/15/29	317,061	345,888
FHLMC	AA+	6.00	03/15/32	348,864	382,924
FHLMC Strip	AA+	3.00	01/15/43	2,807,092	2,763,312
FNMA	AA+	2.25	01/01/28	1,878,596	1,797,450
FNMA	AA+	2.42	05/01/43	2,327,174	2,296,178

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

FNMA	AA+	3.00	06/01/33	2,198,113	2,139,531
FNMA	AA+	3.00	07/01/33	3,439,865	3,348,189
FNMA	AA+	3.00	09/01/33	2,235,590	2,176,009
FNMA	AA+	3.00	10/01/42	1,270,768	1,228,121
FNMA	AA+	3.00	12/01/42	2,263,028	2,164,799
FNMA	AA+	3.00	03/01/43	2,179,989	2,106,829
FNMA	AA+	3.50	03/01/32	1,891,924	1,917,692
FNMA	AA+	3.50	10/01/41	1,581,230	1,608,531
FNMA	AA+	3.50	12/01/41	2,009,046	2,043,734
FNMA	AA+	3.50	04/01/42	2,053,865	2,093,410
FNMA	AA+	3.50	04/01/42	1,868,614	1,881,255
FNMA	AA+	3.50	07/01/42	3,440,491	3,463,766
FNMA	AA+	3.50	08/01/42	2,892,034	2,911,599
FNMA	AA+	3.50	10/01/42	2,830,267	2,849,414
FNMA	AA+	4.00	05/01/19	486,966	514,694
FNMA	AA+	4.00	07/25/26	2,399,309	2,547,368
FNMA	AA+	4.00	01/01/31	2,128,431	2,236,057
FNMA	AA+	4.00	12/01/33	2,396,705	2,499,649
FNMA	AA+	4.00	03/01/35	719,794	750,710
FNMA	AA+	4.00	06/01/39	765,637	795,639
FNMA	AA+	4.00	11/01/40	1,822,493	1,894,382
FNMA	AA+	4.00	05/01/41	1,716,560	1,787,636
FNMA	AA+	4.50	05/01/18	276,903	293,475
FNMA	AA+	4.50	05/01/19	65,715	69,720
FNMA	AA+	4.50	06/01/19	186,865	198,252
FNMA	AA+	4.50	05/01/30	788,477	848,073
FNMA	AA+	4.50	04/01/31	1,192,201	1,281,822
FNMA	AA+	4.50	08/01/33	267,744	286,331
FNMA	AA+	4.50	08/01/33	198,171	212,049
FNMA	AA+	4.50	09/01/33	724,220	774,497
FNMA	AA+	4.50	10/01/33	719,626	769,584
FNMA	AA+	4.50	10/01/33	390,476	417,584
FNMA	AA+	4.50	05/01/34	264,306	282,378
FNMA	AA+	4.50	06/01/34	373,514	399,052
FNMA	AA+	4.50	07/01/34	420,181	448,910
FNMA	AA+	4.50	01/01/35	1,096,086	1,172,848
FNMA	AA+	4.50	08/01/35	545,403	581,326
FNMA	AA+	4.50	09/01/35	198,664	210,170
FNMA	AA+	4.50	12/01/35	525,104	559,691
FNMA	AA+	4.50	05/01/39	1,509,225	1,610,575
FNMA	AA+	4.50	05/01/39	1,343,367	1,433,579
FNMA	AA+	4.50	05/01/40	771,390	827,421
FNMA	AA+	4.50	11/01/40	1,133,202	1,209,588
FNMA	AA+	4.50	06/01/41	992,769	1,059,688
FNMA	AA+	4.50	10/01/41	2,151,244	2,294,582
FNMA	AA+	4.50	11/01/41	1,551,504	1,654,881
FNMA	AA+	4.50	01/01/42	248,537	265,097
FNMA	AA+	4.50	07/01/42	3,475,239	3,709,435
FNMA	AA+	5.00	04/01/18	69,810	74,684
FNMA	AA+	5.00	09/01/18	351,658	376,207
FNMA	AA+	5.00	09/01/20	183,740	197,813
FNMA	AA+	5.00	10/01/20	457,529	492,572
FNMA	AA+	5.00	10/01/25	282,441	308,861
FNMA	AA+	5.00	09/01/33	1,459,252	1,592,762
FNMA	AA+	5.00	10/01/33	924,865	1,009,482
FNMA	AA+	5.00	11/01/33	920,688	1,004,924
FNMA	AA+	5.00	03/01/34	231,712	252,912
FNMA	AA+	5.00	04/01/34	124,021	135,372
FNMA	AA+	5.00	04/01/34	499,279	544,977
FNMA	AA+	5.00	04/01/35	422,064	459,603
FNMA	AA+	5.00	06/01/35	287,812	313,411

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

FNMA	AA+	5.00	09/01/35	817,556	890,271
FNMA	AA+	5.00	09/01/35	512,529	558,115
FNMA	AA+	5.00	11/25/35	1,698,581	1,819,785
FNMA	AA+	5.00	08/01/37	1,923,790	2,093,687
FNMA	AA+	5.00	05/01/39	1,294,014	1,400,748
FNMA	AA+	5.00	09/25/40	1,582,742	1,684,990
FNMA	AA+	5.50	04/01/17	28,101	30,078
FNMA	AA+	5.50	05/01/17	40,514	43,363
FNMA	AA+	5.50	01/01/24	317,173	350,119
FNMA	AA+	5.50	03/01/24	650,784	718,383
FNMA	AA+	5.50	09/01/25	273,863	302,310
FNMA	AA+	5.50	11/01/26	206,270	228,075
FNMA	AA+	5.50	01/01/27	125,048	138,267
FNMA	AA+	5.50	03/01/33	466,526	516,068
FNMA	AA+	5.50	09/01/33	446,167	495,789
FNMA	AA+	5.50	10/01/33	883,118	981,338
FNMA	AA+	5.50	03/01/34	470,823	523,188
FNMA	AA+	5.50	03/01/34	153,112	170,141
FNMA	AA+	5.50	07/01/34	392,980	436,794
FNMA	AA+	5.50	09/01/34	415,625	462,558
FNMA	AA+	5.50	09/01/34	195,976	217,826
FNMA	AA+	5.50	09/01/34	119,896	133,263
FNMA	AA+	5.50	10/01/34	715,337	795,089
FNMA	AA+	5.50	02/01/35	437,550	486,333
FNMA	AA+	5.50	02/01/35	274,583	303,848
FNMA	AA+	5.50	04/01/35	395,370	437,509
FNMA	AA+	5.50	08/01/35	1,004,765	1,111,853
FNMA	AA+	5.50	02/25/37	254,834	276,197
FNMA	AA+	5.50	05/01/38	1,070,047	1,179,526
FNMA	AA+	5.50	11/01/38	249,612	267,382
FNMA	AA+	5.50	06/01/48	333,248	356,541
FNMA	AA+	6.00	03/01/17	45,312	47,976
FNMA	AA+	6.00	05/01/23	392,980	443,135
FNMA	AA+	6.00	01/01/25	250,792	281,696
FNMA	AA+	6.00	03/01/28	330,341	366,007
FNMA	AA+	6.00	04/01/32	89,829	101,002
FNMA	AA+	6.00	04/01/32	72,353	81,352
FNMA	AA+	6.00	05/01/32	358,247	402,807
FNMA	AA+	6.00	04/01/33	804,002	904,006
FNMA	AA+	6.00	11/01/34	129,066	145,122
FNMA	AA+	6.00	03/01/36	92,115	101,451
FNMA	AA+	6.00	12/01/36	360,053	401,008
FNMA	AA+	6.00	01/01/37	396,533	441,637
FNMA	AA+	6.00	03/01/37	318,145	344,622
FNMA	AA+	6.00	04/01/37	187,511	203,200
FNMA	AA+	6.00	05/01/37	115,213	124,762
FNMA	AA+	6.00	06/01/37	196,342	212,654
FNMA	AA+	6.00	07/01/37	161,550	179,641
FNMA	AA+	6.00	08/01/37	251,731	279,921
FNMA	AA+	6.00	12/01/37	119,975	133,410
FNMA	AA+	6.00	10/25/44	675,527	759,790
FNMA	AA+	6.00	02/25/47	1,572,286	1,779,279
FNMA	AA+	6.00	12/25/49	991,481	1,117,766
FNMA	AA+	6.50	09/01/16	9,814	10,297
FNMA	AA+	6.50	03/01/17	123,326	131,397
FNMA	AA+	6.50	05/01/17	9,394	10,009
FNMA	AA+	6.50	05/01/32	106,122	120,478
FNMA	AA+	6.50	05/01/32	275,362	312,613
FNMA	AA+	6.50	09/01/36	128,444	140,005
FNMA	AA+	6.50	05/01/37	340,030	386,020
FNMA	AA+	6.50	07/01/37	67,367	76,478

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

FNMA	AA+	6.50	09/01/37	119,469	135,628
FNMA	AA+	6.50	05/01/38	207,368	235,495
FNMA	AA+	7.00	09/01/31	66,585	76,707
FNMA	AA+	7.00	01/25/44	588,633	666,437
FNMA	AA+	7.50	06/01/32	129,046	145,219
FNMA	AA+	8.00	04/01/32	21,864	25,052
FNMA Strip	AA+	3.00	08/25/42	2,305,620	2,269,919
GNMA (4)	AA+	2.68	10/16/47	2,000,000	1,903,606
GNMA (4)	AA+	3.50	11/20/32	2,639,419	2,697,806
GNMA (4)	AA+	3.50	09/20/33	1,158,895	1,206,797
GNMA (4)	AA+	3.50	01/20/37	546,984	564,854
GNMA (4)	AA+	3.50	07/15/42	1,932,467	1,974,950
GNMA (4)	AA+	3.50	11/15/42	1,631,497	1,667,364
GNMA (4)	AA+	3.70	05/15/42	1,458,486	1,489,881
GNMA (4)	AA+	4.00	04/15/24	490,301	519,585
GNMA (4)	AA+	4.00	01/20/41	2,772,604	2,917,458
GNMA (4)	AA+	4.00	08/15/41	1,968,443	2,070,179
GNMA (4)	AA+	4.00	11/15/41	1,303,833	1,371,220
GNMA (4)	AA+	4.00	12/15/41	2,106,781	2,215,667
GNMA (4)	AA+	4.00	01/15/42	861,195	905,683
GNMA (4)	AA+	4.00	03/20/42	1,341,565	1,411,580
GNMA (4)	AA+	4.00	08/20/42	1,935,050	2,036,038
GNMA (4)	AA+	4.25	06/20/36	1,127,565	1,185,677
GNMA (4)	AA+	4.25	04/20/41	1,205,757	1,268,777
GNMA (4)	AA+	4.29	04/15/41	1,096,666	1,153,591
GNMA (4)	AA+	4.50	06/20/30	173,808	189,500
GNMA (4)	AA+	4.50	09/15/30	951,278	1,037,142
GNMA (4)	AA+	4.50	06/20/34	885,828	960,523
GNMA (4)	AA+	4.50	09/15/40	1,853,017	2,003,263
GNMA (4)	AA+	4.50	10/15/40	2,489,967	2,691,858
GNMA (4)	AA+	4.50	10/15/40	934,752	1,010,544
GNMA (4)	AA+	5.00	04/15/39	1,651,486	1,811,573
GNMA (4)	AA+	5.00	06/20/39	2,218,037	2,371,418
GNMA (4)	AA+	5.00	11/15/39	1,052,728	1,154,774
GNMA (4)	AA+	5.00	05/15/40	486,905	536,217
GNMA (4)	AA+	5.00	06/20/40	997,096	1,094,445
GNMA (4)	AA+	5.00	06/20/40	966,765	1,061,153
GNMA (4)	AA+	5.50	01/15/36	198,114	219,470
GNMA (4)	AA+	6.50	04/15/31	15,703	17,897
GNMA (4)	AA+	6.50	12/15/31	72,892	83,075
GNMA (4)	AA+	6.50	05/15/32	32,007	36,502
GNMA (4)	AA+	7.00	05/15/32	10,150	11,702
GNMA TBA (4)	AA+	4.50	02/20/20	1,328,011	1,398,741
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	1,509,071	1,684,499

					222,633,478

NON-MORTGAGE-BACKED OBLIGATIONS (3.2%)
FHLMC	AA+	0.00	11/29/19	10,728,000	9,169,908
FNMA	AA+	0.00	10/09/19	20,000,000	17,217,335

					26,387,243

CORPORATE DEBT (63.6%)
CONSUMER DISCRETIONARY (9.6%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,037,215
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,304,206
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	702,161
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,127,179
Brinker International, Inc.	BBB-	3.88	05/15/23	4,000,000	3,725,180
Darden Restaurants, Inc.	BBB-	4.50	10/15/21	3,500,000	3,455,004
Dollar General Corp.	BBB-	3.25	04/15/23	4,000,000	3,776,020
Ethan Allen Global, Inc.	BB-	5.38	10/01/15	2,000,000	2,072,500
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,426,916
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,182,124

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Home Depot, Inc.	A	5.40	03/01/16	2,000,000	2,178,924
Hyatt Hotels Corp.	BBB	3.88	08/15/16	2,800,000	2,946,768
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	217,863
Kohl’s Corp.	BBB+	3.25	02/01/23	880,000	818,560
Kohl’s Corp.	BBB+	4.00	11/01/21	2,620,000	2,671,022
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	1,992,324
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,018,275
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,024,354
Mattel, Inc.	BBB+	4.35	10/01/20	1,000,000	1,046,539
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,198,192
NVR, Inc.	BBB	3.95	09/15/22	4,000,000	3,973,132
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,250,000	3,198,309
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	993,099
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,199,833
Staples, Inc.	BBB	4.38	01/12/23	3,700,000	3,594,831
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,193,252
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,091,574
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	2,226,638
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	3,918,904
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	4,000,000	4,175,000

					79,485,898

CONSUMER STAPLES (3.4%)
Avon Products, Inc.	BBB-	4.20	07/15/18	900,000	930,924
Avon Products, Inc.	BBB-	6.50	03/01/19	2,100,000	2,343,638
Beam, Inc.	BBB-	5.38	01/15/16	344,000	367,803
ConAgra Foods, Inc.	BBB-	4.95	08/15/20	1,500,000	1,638,183
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,222,658
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	4,000,000	4,191,104
Flowers Foods, Inc.	BBB-	4.38	04/01/22	3,500,000	3,592,813
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,420,580
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,066,906
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	2,992,743
Safeway, Inc.	BBB	3.95	08/15/20	4,000,000	4,048,980

					27,816,332

ENERGY (5.3%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,213,111
Diamond Offshore Drilling, Inc.	A	4.88	07/01/15	2,000,000	2,102,230
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,010,634
Energen Corp.	BBB-	4.63	09/01/21	4,000,000	3,975,228
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,229,196
Kinder Morgan, Inc.	BB	5.15	03/01/15	2,000,000	2,060,000
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,000,000	3,335,541
Murphy Oil Corp.	BBB	2.50	12/01/17	1,250,000	1,270,661
Murphy Oil Corp.	BBB	3.70	12/01/22	2,751,000	2,670,484
National Oilwell Varco, Inc.	A	6.13	08/15/15	2,000,000	2,002,404
Noble Corp.	BBB+	7.50	03/15/19	2,000,000	2,337,730
Rowan Companies PLC	BBB-	4.88	06/01/22	4,000,000	4,138,068
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	2,775,000	3,121,875
SESI LLC	BBB-	7.13	12/15/21	3,900,000	4,348,500
Sunoco, Inc.	BBB-	5.75	01/15/17	2,000,000	2,203,776
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	1,500,000	1,611,738

					43,631,176

FINANCIALS (17.8%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,149,799
Alleghany Corp.	BBB	4.95	06/27/22	1,000,000	1,078,805
Alleghany Corp.	BBB	5.63	09/15/20	3,000,000	3,352,050
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,485,774
American Tower Corp.	BBB-	4.50	01/15/18	4,000,000	4,313,748
Bank of America Corp.	A-	3.70	09/01/15	2,000,000	2,078,622
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	4,000,000	4,030,504
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,100,440

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,422,148
Block Financial LLC	BBB	5.13	10/30/14	1,750,000	1,791,487
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,403,338
Boston Properties LP	A-	3.70	11/15/18	1,000,000	1,060,782
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,025,233
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,002,880
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,382,256
CNA Financial Corp.	BBB	6.50	08/15/16	2,000,000	2,245,066
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,734,500
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,582,559
Genworth Financial, Inc.	BBB-	7.20	02/15/21	1,750,000	2,095,924
Genworth Financial, Inc.	BBB-	7.63	09/24/21	1,300,000	1,601,456
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	3,000,000	3,110,997
Harley-Davidson Financial Svcs.†	A-	3.88	03/15/16	2,678,000	2,819,369
Hartford Financial Svcs.	BBB	5.50	03/30/20	1,000,000	1,132,563
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,406,140
Health Care REIT, Inc.	BBB	3.63	03/15/16	750,000	787,623
Health Care REIT, Inc.	BBB	3.75	03/15/23	750,000	736,308
Health Care REIT, Inc.	BBB	6.13	04/15/20	2,500,000	2,865,593
Healthcare Realty Trust	BBB-	3.75	04/15/23	4,000,000	3,806,596
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,000,000	4,159,440
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	4,000,000	3,908,836
JP Morgan Chase Bank NA	A	6.00	10/01/17	2,000,000	2,278,236
Kemper Corp.	BBB-	6.00	11/30/15	2,500,000	2,654,625
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,094,535
Markel Corp.	BBB	5.35	06/01/21	1,200,000	1,317,612
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,279,513
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,134,072
Morgan Stanley	A-	4.00	07/24/15	2,000,000	2,081,240
National Retail Pptys., Inc.	BBB	3.30	04/15/23	1,000,000	943,402
National Retail Pptys., Inc.	BBB	3.80	10/15/22	3,000,000	2,960,280
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,422,361
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	3,000,000	3,123,216
ProLogis LP	BBB+	6.63	05/15/18	3,000,000	3,490,686
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,020,267
Protective Life Secured Trust	AA-	2.76	12/10/14	124,000	124,702
Protective Life Secured Trust	AA-	2.91	10/10/14	53,000	53,455
Protective Life Secured Trust	AA-	3.01	08/10/14	21,000	21,000
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,085,536
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,112,886
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,337,822
Reckson Operating Partnership	BBB-	6.00	03/31/16	3,200,000	3,471,344
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	2,001,996
Reinsurance Grp. of America,	A-	4.70	09/15/23	1,000,000	1,050,245
Reinsurance Grp. of America,	A-	5.00	06/01/21	3,000,000	3,258,099
Retail Properties, Inc.†	A	7.88	03/15/16	5,000,000	5,571,205
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	3,119,415
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,648,458
Ventas Realty LP/Capital Corp.	BBB+	3.25	08/15/22	500,000	481,815
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	3,000,000	3,233,319
Vornado Realty LP	BBB	4.25	04/01/15	3,000,000	3,079,557
Wells Fargo & Co.	A	3.45	02/13/23	4,000,000	3,882,344
Zions Bancorporation	BBB-	4.50	03/27/17	1,000,000	1,067,586
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	2,011,160

					148,082,825

HEALTH CARE (5.9%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,375,356
Allergan, Inc.	A+	5.75	04/01/16	2,000,000	2,196,330
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,797,933
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,191,360
Biogen Idec, Inc.	A-	6.88	03/01/18	2,500,000	2,942,678

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

CIGNA Corp.	A-	2.75	11/15/16	1,000,000	1,041,909
CIGNA Corp.	A-	5.38	03/15/17	2,000,000	2,203,362
Hospira, Inc.	BBB-	6.05	03/30/17	4,000,000	4,427,728
Humana, Inc.	BBB+	7.20	06/15/18	2,000,000	2,377,612
Laboratory Corp. of America	BBB+	3.75	08/23/22	2,000,000	1,986,510
Laboratory Corp. of America	BBB+	4.63	11/15/20	1,000,000	1,067,635
Laboratory Corp. of America	BBB+	5.63	12/15/15	1,000,000	1,073,693
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,153,108
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,244,048
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,282,676
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	1,000,000	1,018,504
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	3,000,000	3,227,610
WellPoint, Inc.	A-	4.35	08/15/20	2,000,000	2,125,362

					48,733,414

INDUSTRIALS (5.2%)
CSX Corp.	BBB+	6.25	04/01/15	2,000,000	2,110,630
Donnelley (R.R.) & Sons Co.	BB-	4.95	04/01/14	2,000,000	2,000,000
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	3,000,000	3,101,721
Dun & Bradstreet Corp.	BBB-	4.38	12/01/22	1,000,000	999,277
Equifax, Inc.	BBB+	3.30	12/15/22	4,000,000	3,831,528
Flowserve Corp.	BBB-	3.50	09/15/22	4,000,000	3,890,084
Harsco Corp.	BB+	5.75	05/15/18	4,000,000	4,280,000
Kennametal, Inc.	BBB	2.65	11/01/19	4,000,000	3,920,160
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,143,877
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,091,585
Pentair Ltd.	BBB	5.00	05/15/21	3,000,000	3,222,129
Pitney Bowes, Inc.	BBB	5.25	01/15/37	3,000,000	3,276,969
Textron, Inc.	BBB-	4.63	09/21/16	2,900,000	3,116,439
URS Corp.†	BBB-	5.00	04/01/22	4,000,000	3,954,784
Valmont Industries, Inc.	BBB	6.63	04/20/20	750,000	870,896

					42,810,079

INFORMATION TECHNOLOGY (5.0%)
Adobe Systems, Inc.	A-	4.75	02/01/20	4,000,000	4,398,176
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,119,410
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,299,664
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	281,621
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,213,363
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,135,946
Fiserv, Inc.	BBB	4.63	10/01/20	2,800,000	2,943,105
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,072,687
Ingram Micro, Inc.	BBB-	5.00	08/10/22	1,000,000	1,021,138
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,256,926
Lexmark International, Inc.	BBB-	6.65	06/01/18	4,000,000	4,453,984
Motorola Solutions, Inc.	BBB	3.75	05/15/22	4,000,000	3,949,044
Tech Data Corp.	BBB-	3.75	09/21/17	4,000,000	4,134,204
Total System Services, Inc.	BBB+	3.75	06/01/23	4,000,000	3,798,444
Western Union Co.	BBB	5.93	10/01/16	4,000,000	4,429,132

					41,506,844

MATERIALS (7.1%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,067,188
Albemarle Corp.	BBB+	4.50	12/15/20	2,000,000	2,126,852
Alcoa, Inc.	BBB-	6.75	07/15/18	4,000,000	4,561,948
Carpenter Technology Corp.	BBB	4.45	03/01/23	3,600,000	3,611,740
Domtar Corp.	BBB-	4.40	04/01/22	4,000,000	3,985,492
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,628,943
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	4,000,000	3,820,076
Geon Co.	BBB-	7.50	12/15/15	3,750,000	4,096,875
Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	3,954,068
Kinross Gold Corp.	NR	5.13	09/01/21	4,000,000	3,963,540
Lubrizol Corp.	AA	5.50	10/01/14	2,000,000	2,048,006
Methanex Corp.	BBB-	3.25	12/15/19	3,400,000	3,394,363

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Methanex Corp.	BBB-	5.25	03/01/22	600,000	649,679
Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	3,628,828
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	1,996,516
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,070,232
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	3,801,132
Teck Resources Ltd.	BBB	3.75	02/01/23	1,000,000	939,932
Teck Resources Ltd.	BBB	4.75	01/15/22	3,000,000	3,073,470
Vulcan Materials Co.	BB	7.00	06/15/18	2,000,000	2,306,000

					58,724,880

TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	A-	3.00	02/15/22	4,000,000	3,883,700
CenturyLink, Inc.	BB	5.00	02/15/15	2,000,000	2,065,000
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,172,086

					8,120,786

UTILITIES (3.3%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	557,614
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,276,516
Duke Energy Progress, Inc.	A	5.25	12/15/15	2,000,000	2,154,202
Entergy Corp.	BBB-	4.70	01/15/17	1,500,000	1,590,267
Entergy Corp.	BBB-	5.13	09/15/20	2,500,000	2,675,830
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,014,177
Illinois Power Generating Co.	CCC+	6.30	04/01/20	2,500,000	2,106,250
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,206,517
PPL Energy Supply LLC	BBB	4.60	12/15/21	2,000,000	2,017,388
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,035,864
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	4,031,960
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,848,276

					27,514,861

SOVEREIGN DEBT (0.5%)
Sri Lanka AID	NR	6.59	09/15/28	3,423,371	4,114,399

TOTAL LONG-TERM DEBT SECURITIES (Cost: $803,323,291) 99.1%					821,512,958

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.2%)
Piedmont Natural Gas Co.†	A-1	0.10	04/03/14	1,700,000	1,699,991

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,699,991) 0.2%					1,699,991

TEMPORARY CASH INVESTMENTS (2) (Cost: $487,500) 0.1%					487,500

TOTAL INVESTMENTS (Cost: $805,510,782) 99.4%					823,700,449

OTHER NET ASSETS 0.6%					4,953,053

NET ASSETS 100.0%					$828,653,502

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$17,499,097	1.1%
SMALL CAP VALUE FUND	$7,599,996	2.0%
SMALL CAP GROWTH FUND	$7,000,000	1.6%
MID CAP VALUE FUND	$499,963	0.7%
MID-CAP EQUITY INDEX FUND	$6,999,939	0.8%
COMPOSITE FUND	$1,722,985	0.9%
MONEY MARKET FUND	$38,197,907	46.6%
MID-TERM BOND FUND	$9,057,800	2.3%
BOND FUND	$22,173,485	2.7%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2014, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	472	E-mini S&P 500 Stock Index	P	June 2014	$44,004,560	($77,779)	2.8%
ALL AMERICA FUND	55	E-mini S&P 500 Stock Index	P	June 2014	$5,127,650	($7,591)	1.6%
MID-CAP EQUITY INDEX FUND	206	E-mini S&P MidCap 400 Stock Index	P	June 2014	$28,322,940	($49,955)	3.0%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2014 was 0.15%.
(3)	Percentage is less than 0.05%.
(4)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2014, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of March 31, 2014. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2014:

	Level 1 – Quoted	Level 2 – Significant	Level 3 – Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,527,809,912	-	-	$1,527,809,912
Short-Term Debt Securities	-	$41,497,018	-	$41,497,018
Temporary Cash Investments	-	$750,000	-	$750,000

	$1,527,809,912	$42,247,018	-	$1,570,056,930

All America Fund
Common Stock - Indexed	$181,493,716	-	-	$181,493,716
Common Stock - Active	$124,875,888	-	-	$124,875,888
Convertible Preferred Stock - Active	$141,787	-	-	$141,787
Short-Term Debt Securities - Indexed	-	$4,499,626	-	$4,499,626
Short-Term Debt Securities - Active	-	$1,999,761	-	$1,999,761
Temporary Cash Investments	-	$1,272,100	-	$1,272,100

	$306,511,391	$7,771,487	-	$314,282,878

Small Cap Value Fund
Common Stock	$362,546,742	-	-	$362,546,742
Convertible Preferred Stock	$1,085,076	-	-	$1,085,076
Short-Term Debt Securities	-	$15,999,677	-	$15,999,677

	$363,631,818	$15,999,677	-	$379,631,495

Small Cap Growth Fund
Common Stock	$412,864,311	-	-	$412,864,311
Short-Term Debt Securities	-	$8,799,852	-	$8,799,852

	$412,864,311	$8,799,852	-	$421,664,163

Mid Cap Value Fund
Common Stock	$72,326,922	-	-	$72,326,922
Short-Term Debt Securities	-	$2,199,877	-	$2,199,877

	$72,326,922	$2,199,877	-	$74,526,799

Mid-Cap Equity Index Fund
Common Stock	$904,031,792	-	-	$904,031,792
Short-Term Debt Securities	-	$26,999,363	-	$26,999,363
Temporary Cash Investments	-	$500,000	-	$500,000

	$904,031,792	$27,499,363	-	$931,531,155

International Fund
Common Stock	$176,803,387	-	-	$176,803,387

Composite Fund
Common Stock	$107,413,715	-	-	$107,413,715
U.S. Government Debt	-	$12,144,113	-	$12,144,113
U.S. Government Agency Residential
Mortgage-Backed Obligations	-	$23,609,530	-	$23,609,530
U.S. Government Agency Non-Mortgage-
Backed Obligations	-	$427,382	-	$427,382
Long-Term Corporate Debt	-	$34,377,418	-	$34,377,418
Short-Term Debt Securities	-	$6,499,192	-	$6,499,192
Temporary Cash Investments	-	$1,250,200	-	$1,250,200

	$107,413,715	$78,307,835	-	$185,721,550

Retirement Income Fund
Common Stock	$40,935,476	-	-	$40,935,476

2010 Retirement Fund
Common Stock	$24,282,844	-	-	$24,282,844

2015 Retirement Fund
Common Stock	$138,899,958	-	-	$138,899,958

2020 Retirement Fund
Common Stock	$260,972,288	-	-	$260,972,288

2025 Retirement Fund
Common Stock	$269,993,570	-	-	$269,993,570

2030 Retirement Fund
Common Stock	$221,262,440	-	-	$221,262,440

2035 Retirement Fund
Common Stock	$183,094,092	-	-	$183,094,092

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

2040 Retirement Fund
Common Stock	$154,116,558	-	-	$154,116,558

2045 Retirement Fund
Common Stock	$196,320,214	-	-	$196,320,214

2050 Retirement Fund
Common Stock	$24,434,795	-	-	$24,434,795

Conservative Allocation Fund
Common Stock	$101,043,121	-	-	$101,043,121

Moderate Allocation Fund
Common Stock	$289,327,989	-	-	$289,327,989

Aggressive Allocation Fund
Common Stock	$241,214,962	-	-	$241,214,962

Money Market Fund
U.S. Government Debt	-	$12,999,093	-	$12,999,093
U.S. Government Agency Short-Term Debt	-	$14,774,805	-	$14,774,805
Commercial Paper	-	$52,796,255	-	$52,796,255
Temporary Cash Investments	-	$1,471,300	-	$1,471,300

	-	$82,041,453	-	$82,041,453

Mid-Term Bond Fund
U.S. Government Debt	-	$143,211,043	-	$143,211,043
U.S. Government Agency Residential
Mortgage-Backed Obligations	-	$8,603	-	$8,603
U.S. Government Agency Non-Mortgage-
Backed Obligations	-	$30,861,517	-	$30,861,517
Long-Term Corporate Debt	-	$221,743,088	-	$221,743,088
Short-Term Debt Securities	-	$899,995	-	$899,995
Temporary Cash Investments	-	$414,900	-	$414,900

	-	$397,139,146	-	$397,139,146

Bond Fund
U.S. Government Debt	-	$41,950,743	-	$41,950,743
U.S. Government Agency Residential
Mortgage-Backed Obligations	-	$222,633,478	-	$222,633,478
U.S. Government Agency Non-Mortgage-
Backed Obligations	-	$26,387,243	-	$26,387,243
Long-Term Corporate Debt	-	$526,427,095	-	$526,427,095
Sovereign Debt	-	$4,114,399	-	$4,114,399
Short-Term Debt Securities	-	$1,699,991	-	$1,699,991
Temporary Cash Investments	-	$487,500	-	$487,500

	-	$823,700,449	-	$823,700,449

Other Financial Instruments:*
Equity Index Fund	($77,779)	—	—	($77,779)
All America Fund	($7,591)	—	—	($7,591)
Mid-Cap Equity Index Fund	($49,955)	—	—	($49,955)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the three month period ended March 31, 2014, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price porvided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2014 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$585,236,046	$91,167,495	$100,893,765	$117,828,132	$16,309,659
Unrealized Depreciation	(20,420,938)	(10,902,827)	(11,560,315)	(9,745,791)	(1,431,392)

Net	$564,815,108	$80,264,668	$89,333,450	$108,082,341	$14,878,267

Cost of Investments	$1,005,241,822	$234,018,210	$290,298,045	$313,581,822	$59,648,532

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$285,879,133	$27,644,074	$40,175,780	$3,023,138	$3,130,626
Unrealized Depreciation	(14,969,348)	(1,945,235)	(2,378,971)	(93,461)	(15,584)

Net	$270,909,785	$25,698,839	$37,796,809	$2,929,677	$3,115,042

Cost of Investments	$660,621,370	$151,104,548	$147,924,741	$38,005,799	$21,167,802

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$23,001,595	$47,894,038	$56,318,552	$50,895,974	$44,038,802
Unrealized Depreciation	(630,075)	(1,525,525)	(1,089,764)	(884,375)	(671,907)

Net	$22,371,520	$46,368,513	$55,228,788	$50,011,599	$43,366,895

Cost of Investments	$116,528,438	$214,603,775	$214,764,782	$171,250,841	$139,727,197

	2040	2045	2050	Conservative	Moderate
	Retirement	Retirement	Retirement	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$39,733,962	$51,116,168	$2,570,939	$10,444,597	$64,399,452
Unrealized Depreciation	(429,665)	(506,999)	(832)	(374,318)	(7,467,539)

Net	$39,304,297	$50,609,169	$2,570,107	$10,070,279	$56,931,913

Cost of Investments	$114,812,261	$145,711,045	$21,864,688	$90,972,842	$232,396,076

	Aggressive	Money
	Allocation	Market	Mid-Term	Bond
	Fund	Fund	Bond Fund	Fund
Unrealized Appreciation	$70,899,606	$1,684	$11,972,574	$27,837,001
Unrealized Depreciation	(4,635,994)	-	(2,543,068)	(9,647,334)

Net	$66,263,612	$1,684	$9,429,506	$18,189,667

Cost of Investments	$174,951,350	$82,039,769	$387,709,640	$805,510,782

Differences in basis between amounts reflected in the Schedules of Investments and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

    (a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

    (b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 16, 2014

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	May 16, 2014